UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jason A. Schwarz, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wilshire Variable Insurance Trust
SEMI-ANNUAL REPORT (Unaudited) Equity Fund Balanced Fund Income Fund Small Cap Fund International Equity Fund Socially Responsible Fund
June 30, 2013

Wilshire Variable Insurance Trust Table of Contents

Shareholder Letter	2
Fund Commentaries	4
Disclosure of Fund Expenses	16
Schedules of Investments	18
Statements of Assets and Liabilities	46
Statements of Operations	47
Statements of Changes in Net Assets	48
Financial Highlights	50
Notes to Financial Statements	56
Additional Fund Information	67
Board Approval of Subadvisory Agreements	68

Shares of the Equity Fund, Balanced Fund, Income Fund, Small Cap Fund, International Equity Fund and Socially Responsible Fund are sold only as the underlying investment for variable annuity contracts issued by insurance companies. This report is authorized for use in connection with any offering of a Fund’s shares only if accompanied or preceded by the Fund’s current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by SEI Investments Distribution Co.

Wilshire Variable Insurance Trust Shareholder Letter

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this first half report to all shareholders of the Wilshire Variable Insurance Trust. This report covers the period from January 1, 2013 to June 30, 2013 for the Equity Fund, Balanced Fund, Income Fund, Small Cap Fund, International Equity Fund, and Socially Responsible Fund.

MARKET ENVIRONMENT

U.S. Equity Market

The U.S. stock market, represented by the Wilshire 5000 Total Market IndexSM, posted a total return of 13.98% during the first half of the year. Small-cap growth stocks gained the most year-to-date, as the Wilshire U.S. Small-Cap Growth IndexSM added 18.55%. The market’s rise was realized despite giving back 1.27% in June, its first monthly loss since October 2012. Solid gains in April and May – up 1.93% and 2.34%, respectively – propelled U.S. stocks to an impressive 13.98% advance through the end of June. This marked the best first half of a calendar year since 1998, when the U.S. stock market was up 15.47% through the first six months of that year. Small capitalization stocks outperformed larger stocks in the first half of 2013, and on a style basis, micro-cap stocks have enjoyed an outstanding 2013 so far.

International Equity Market

International equities also advanced in the first half of the year as the MSCI EAFE Index rose 4.10%. However, emerging markets equities struggled year-to-date, with the MSCI Emerging Markets Index losing -9.57%. Through the first half of the year, the European Union continued to struggle with political uncertainty in Greece as well as lackluster economic expansion and/or recession throughout the region. The announced upcoming wind-down of the U.S. Federal Reserve’s programs of accommodative lending sent markets reeling worldwide. Japan’s 2013 rally plunged into a volatile bear run after the Nikkei hit a five-year high on May 22; however, Japanese stocks remain among the strongest performers this year. Emerging markets stocks continued to find performance held back by concerns over China’s slowing domestic economy. Additionally, political unrest in Egypt, Brazil, and Turkey late in the second quarter also weighed on emerging markets.

Bond Market

Bond returns were mixed in the first half of the year. The broad fixed-income market posted positive returns as the Barclays Aggregate Bond Index returned 2.44% year-to-date. High yield bonds also did well on a relative basis, as the Barclays U.S. Corporate High Yield Index gained 1.42% in the same period. Long-term U.S. Treasuries lost value, with the Barclays Long Term Treasury Index losing -7.97% in the first two quarters. Bond yields began to drift lower in April, with the bellwether 10-year U.S. Treasury hitting a near-term low of 1.66% on May 1. Subsequently, yields climbed sharply higher, with the 10-year Treasury closing the second quarter at 2.52%, fully 65 basis points higher than its first quarter close. With the end of the Federal Reserve’s “easy money” policy looming on the horizon, interest rate-sensitive assets in general suffered losses; corporate spreads widened over the quarter as well. Non-U.S. fixed income performed roughly on par with U.S.-based paper, although the strength of the U.S. dollar eroded performance on unhedged assets.

FUND PERFORMANCE REVIEW

The Wilshire Variable Insurance Trust Funds had mostly negative relative performance in the first half of 2013. The Equity Fund returned 11.70%, underperforming the S&P 500 Index’s return of 13.82% by 2.12%.The Balanced Fund returned 5.52%, underperforming its custom benchmark return of 6.51% by 0.99%. The Income Fund returned -2.88%, underperforming the Barclays Capital U.S. Aggregate Bond Index of -2.44% by 0.44%.The Small Cap Fund returned 16.90%, outperforming the Russell 2000 Index’s return of 15.86% by 1.04%.The International Equity Fund returned -0.16%, underperforming the MSCI EAFE Index’s return of 4.10% by 4.26%.The Socially Responsible Fund returned 12.34%, underperforming the S&P 500 Index’s return of 13.82% by 1.49%. While all Funds except the Small Cap Fund underperformed their respective benchmarks over the period, we are confident that each Fund is well positioned for future growth.

Sincerely,

Jason Schwarz
President, Wilshire Variable Insurance Trust

Wilshire Variable Insurance Trust Shareholder Letter - (Continued)

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the funds or any stock in particular.

There are risks involved with investing, including the possible loss of principal. In addition to the risks associated with investing, investments in smaller companies typically exhibit higher volatility. Bonds and bond funds will decrease in value as interest rates rise. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. Foreign investment risk may be particularly high to the extent the funds invest in securities of issuers based in countries with developing economies (i.e., emerging markets). These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries. Diversification may not protect against loss.

Wilshire Variable Insurance Trust Funds are available only through third party insurance company separate accounts established for the purposes of funding variable life contracts and may not be purchased directly. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. Please see the prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies.

Wilshire Variable Insurance Trust Equity Fund Commentary

EQUITY FUND
Average Annual Total Return

Six Months Ended 06/30/13*	11.70%
One Year Ended 06/30/13	18.28%
Five Years Ended 06/30/13	3.46%
Ten Years Ended 06/30/13	5.12%

S&P 500 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13*	13.82%
One Year Ended 06/30/13	20.60%
Five Years Ended 06/30/13	7.01%
Ten Years Ended 06/30/13	7.30%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

(1)	The S&P 500 Index is an unmanaged index consisting of 500 stocks. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2013, there were no waivers.

Wilshire Variable Insurance Trust Equity Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2013)

The U.S. stock market got off to its strongest start since 1998 as the S&P 500 Index rose 13.82% through June 2013. The market rallied in the first quarter with the S&P 500 Index hitting new all-time highs as investors cheered the news of a “Fiscal Cliff” resolution, a positive fourth quarter GDP estimate marking the 14th consecutive quarter of economic expansion, and signs of improvement within the housing sector. The second quarter saw more modest but still positive gains as investors grappled with the possibility of the Federal Reserve “tapering” its quantitative easing program earlier than anticipated. However, the U.S. market again hit new all-time highs during the second quarter. Both large and small capitalization stocks posted strong gains during the first six months of the year, however small capitalization securities modestly outpaced their large capitalization counterparts with the Russell 2000 Index and Russell 1000 Index returning 15.86% and 13.90%, respectively.

Within the large capitalization space, value stocks outperformed growth securities, and within the small capitalization space, growth stocks outperformed value securities. All sectors within the Wilshire 5000 Index were positive year-to-date. Consumer Discretionary (20.47%), Health Care (20.42%) and Financials (17.95%) were the top performers, while Materials (2.06%) and Information Technology (6.62%) lagged the broader market during the first half of the year.

The Equity Fund (the “Fund”) returned 11.70% for the first six months of 2013, underperforming the S&P 500 Index return of 13.82% by 2.12%. The Fund benefited from positive stock selection in Financials and Information Technology; performance was offset by poor stock selection in Health Care and Consumer Staples.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2013 as the market deals with ongoing macroeconomic and geopolitical uncertainty.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower.

*
Based on percent of the Fund’s total investments in securities and affiliated funds, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

Wilshire Variable Insurance Trust Balanced Fund Commentary

BALANCED FUND
Average Annual Total Return

Six Months Ended 06/30/13*	5.52%
One Year Ended 06/30/13	11.90%
Five Years Ended 06/30/13	4.38%
Ten Years Ended 06/30/13	4.81%

STOCK/BOND COMPOSITE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13*	6.51%
One Year Ended 06/30/13	12.53%
Five Years Ended 06/30/13	5.69%
Ten Years Ended 06/30/13	6.71%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

(1)
Stock/Bond Composite Index is a blend of 50% S&P 500 Index, 35% Barclays Capital U.S. Aggregate Bond Index and 15% of the MSCI EAFE Index. The S&P 500 Index is an unmanaged index consisting of 500 stocks. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. The MSCI EAFE Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia and the Far East. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2013, there were no waivers.

Wilshire Variable Insurance Trust Balanced Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2013)

The U.S. stock market got off to its strongest start since 1998 as the S&P 500 Index rose 13.82% through June 2013. The market rallied in the first quarter as investors cheered the news of a “Fiscal Cliff” resolution, a positive fourth quarter GDP estimate marking the 14th consecutive quarter of economic expansion, and signs of improvement within the housing sector. The second quarter saw more modest but still positive gains as investors grappled with the possibility of the Federal Reserve “tapering” its quantitative easing program earlier than anticipated.

International stock markets underperformed the U.S. as the MSCI EAFE Index returned 4.10% in the first half of the year. The Eurozone continued to then struggle as concerns over the region’s debt crisis prompted the European Central Bank to cut its benchmark interest rate to a record low 0.5%. Conversely, the Japanese market soared after the Bank of Japan’s new governor announced plans for aggressive quantitative easing. The MSCI Japan Index returned 16.55% year to date. Emerging markets fared worse with the MSCI Emerging Markets Index returning -9.57% for the first half of the year.

Fixed income struggled during the first half of the year with investment grade U.S. bonds (the Barclays Capital U.S. Aggregate Bond Index) returning -2.44% and global bonds (the Citi World Government Bond Index) returning -2.97%. The Treasury market also sold off and the 10-year U.S. Treasury ended the second quarter at 2.52%, up 64 basis points from 1.78% at the end of 2012.

The Balanced Fund (the “Fund”) returned 5.52% for the first six months of 2013, underperforming the custom benchmark return of 6.51% by 0.99%. Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2013 as the market deals with ongoing macroeconomic and geopolitical uncertainty.

The Balanced Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Balanced Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Balanced Fund. The Balanced Fund is subject to the risks of the underlying funds it holds. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower.

*	Based on percent of the Fund’s total investments and investments in affiliated funds, at value.

Wilshire Variable Insurance Trust Income Fund Commentary

INCOME FUND
Average Annual Total Return

Six Months Ended 06/30/13*	(2.88)%
One Year Ended 06/30/13	0.53%
Five Years Ended 06/30/13	5.62%
Ten Years Ended 06/30/13	4.16%

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13*	(2.44)%
One Year Ended 06/30/13	(0.69)%
Five Years Ended 06/30/13	5.19%
Ten Years Ended 06/30/13	4.52%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

(1)
The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2013, there were no waivers.

Wilshire Variable Insurance Trust Income Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2013)

As interest rates rose and corporate credit spreads widened, fixed income struggled during the first half of the year. Investment grade U.S. bonds (the Barclays Capital U.S. Aggregate Bond Index) returned -2.44% and global bonds (the Citi World Government Bond Index) returned -2.97%. The Treasury market also sold off following comments from the Federal Reserve about the possibility of “tapering” quantitative easing bond purchases sooner than the market anticipated. The 10-year U.S. Treasury rallied to 2.6%, its highest level since July 2011, before ending the second quarter at 2.52%, up 64 basis points from 1.78% at the end of 2012. High yield bonds outperformed their higher quality counterparts with the Bank of America Merrill Lynch High Yield Master II Index returning 1.46%.

The Income Fund (the “Fund”) returned -2.88% for the first six months of 2013, underperforming the Barclays Capital U.S. Aggregate Bond Index return of -2.44% by 0.44%. The Fund benefited from its exposure to Non-Agency mortgage-backed securities, but was hurt by exposure to Investment Grade credits.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2013 as the market deals with ongoing macroeconomic and geopolitical uncertainty.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower.

*	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

Wilshire Variable Insurance Trust Small Cap Fund Commentary

SMALL CAP FUND
Average Annual Total Return

Six Months Ended 06/30/13*	16.90%
One Year Ended 06/30/13	17.61%
Five Years Ended 06/30/13	5.30%
Ten Years Ended 06/30/13	6.58%

RUSSELL 2000 GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13*	17.44%
One Year Ended 06/30/13	23.67%
Five Years Ended 06/30/13	8.89%
Ten Years Ended 06/30/13	9.62%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

(1)
The Russell 2000 Growth Index is an unmanaged index comprised of the Russell 2000 Growth securities with a greater-than-average growth orientation. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2013, fees totaling 0.16% of average net assets were waived.

Prior to March 24, 2013, the Small Cap Fund was named the Small Cap Growth Fund. Effective on that same date, the Fund’s benchmark changed from the Russell 2000© Growth Index to the Russell 2000© Index and the Fund began investing in the Wilshire Small Company Growth Portfolio and the Wilshire Small Company Value Portfolio. Accordingly, the Fund’s shareholders bear the indirect expenses of the Fund’s assets invested in the Wilshire Small Company Growth Portfolio and the Wilshire Small Company Value Portfolio and the management fee charged to the Fund is based on the average daily net assets not invested in the Wilshire Small Company Growth Portfolio and the Wilshire Small Company Value Portfolio.

Wilshire Variable Insurance Trust Small Cap Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2013)

The U.S. stock market got off to its strongest start since 1998 as the S&P 500 Index rose 13.82% through June 2013. The market rallied in the first quarter with the S&P 500 Index hitting new all-time highs as investors cheered the news of a “Fiscal Cliff” resolution, a positive fourth quarter GDP estimate marking the 14th consecutive quarter of economic expansion, and signs of improvement within the housing sector. The second quarter saw more modest but still positive gains as investors grappled with the possibility of the Federal Reserve “tapering” its quantitative easing program earlier than anticipated. However, the U.S. market again hit new all-time highs during the second quarter. Both large and small capitalization stocks posted strong gains during the first six months of the year, however small capitalization securities modestly outpaced their large capitalization counterparts with the Russell 2000 Index and Russell 1000 Index returning 15.86% and 13.90%, respectively.

Within the large capitalization space, value stocks outperformed growth securities, and within the small capitalization space, growth stocks outperformed value securities. All sectors within the Wilshire 5000 Index were positive year-to-date. Consumer Discretionary (20.47%), Health Care (20.42%) and Financials (17.95%) were the top performers, while Materials (2.06%) and Information Technology (6.62%) lagged the broader market during the first half of the year.

The Small Cap Fund (the “Fund”) returned 16.90% for the first six months of 2013, outperforming the Russell 2000 Index return of 15.86% by 1.04%. The Fund benefited from positive stock selection in Financials and Industrials; performance was partially offset by poor stock selection in Health Care.

We are pleased with the Fund’s outperformance for the year-to-date period and believe the Fund is well positioned going into the second half of 2013 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

*	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

Wilshire Variable Insurance Trust International Equity Fund Commentary

INTERNATIONAL EQUITY FUND
Average Annual Total Return

Six Months Ended 06/30/13*	(0.16)%
One Year Ended 06/30/13	13.61%
Five Years Ended 06/30/13	(1.83)%
Ten Years Ended 06/30/13	5.28%

MSCI EAFE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13*	4.10%
One Year Ended 06/30/13	18.62%
Five Years Ended 06/30/13	(0.63)%
Ten Years Ended 06/30/13	7.67%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

(1)
The MSCI EAFE Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia and the Far East. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2013, fees totaling 0.19% of average net assets were waived.

Wilshire Variable Insurance Trust International Equity Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2013)

International stock markets underperformed the U.S. as the MSCI EAFE Index returned 4.10% in the first half of the year. The Cypriot banking crisis dominated headlines to start the year. The Eurozone continued to then struggle as the region experienced its sixth consecutive quarter of recessionary conditions and concerns over the region’s debt crisis prompted the European Central Bank cut its benchmark interest rate to a record low 0.5%. Conversely, the Japanese market soared as the yen dramatically weakened after the Bank of Japan’s new governor announced plans for aggressive quantitative easing. The MSCI Japan Index returned 16.55% during the first half of the year. Emerging markets fared worse as inflation worries, decreasing commodity prices, political unrest in Turkey, Brazil, and Egypt, and continuing fears over a slowdown in the Chinese economy rattled investors. The MSCI Emerging Markets Index returned -9.57% for the first half of the year.

Within the MSCI EAFE Index, sector performance was mixed. Consumer Discretionary (13.68%), Health Care (13.47%) and Telecom Services (11.98%) performed strongly, while Utilities (3.79%) and Information Technology (4.40%) lagged. Hurt by decreasing commodity prices, Materials (-12.81%) and Energy (-4.48%) were the worst performing sectors during the period.

The International Equity Fund (the “Fund”) returned -0.16% for the first six months of 2013, underperforming the MSCI EAFE Index return of 4.10% by 4.26%. The Fund’s larger than the benchmark allocation to Emerging Markets hurt performance this period as emerging market trailed developed international markets by 13.67%.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2013 as the market deals with ongoing macroeconomic and geopolitical uncertainty.

Foreign securities may be subject to a higher degree of market risk due to currency fluctuations, lack of liquidity, and political and economic instability. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower.

*	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

Wilshire Variable Insurance Trust Socially Responsible Fund Commentary

SOCIALLY RESPONSIBLE FUND
Average Annual Total Return

Six Months Ended 06/30/13*	12.34%
One Year Ended 06/30/13	18.78%
Five Years Ended 06/30/13	4.18%
Ten Years Ended 06/30/13	5.35%

S&P 500 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13*	13.82%
One Year Ended 06/30/13	20.60%
Five Years Ended 06/30/13	7.01%
Ten Years Ended 06/30/13	7.30%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

(1)	The S&P 500 Index is an unmanaged index consisting of 500 stocks. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns since inception would have been lower. For the six months ended June 30, 2013, there were no waivers.

Wilshire Variable Insurance Trust Socially Responsible Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2013)

The U.S. stock market got off to its strongest start since 1998 as the S&P 500 Index rose 13.82% through June 2013. The market rallied in the first quarter with the S&P 500 Index hitting new all-time highs as investors cheered the news of a “Fiscal Cliff” resolution, a positive fourth quarter GDP estimate marking the 14th consecutive quarter of economic expansion, and signs of improvement within the housing sector. The second quarter saw more modest but still positive gains as investors grappled with the possibility of the Federal Reserve “tapering” its quantitative easing program earlier than anticipated. However, the U.S. market again hit new all-time highs during the second quarter. Both large and small capitalization stocks posted strong gains during the first six months of the year, however small capitalization securities modestly outpaced their large capitalization counterparts with the Russell 2000 Index and Russell 1000 Index returning 15.86% and 13.90%, respectively.

Within the large capitalization space, value stocks outperformed growth securities, and within the small capitalization space, growth stocks outperformed value securities. All sectors within the Wilshire 5000 Index were positive year-to-date. Consumer Discretionary (20.47%), Health Care (20.42%) and Financials (17.95%) were the top performers, while Materials (2.06%) and Information Technology (6.62%) lagged the broader market during the first half of the year.

The Socially Responsible Fund (the “Fund”) returned 12.34% for the first six months of 2013, underperforming the S&P 500 Index return of 13.82% by 1.48%. The Fund benefited from positive stock selection in Utilities and Materials; performance was partially offset by poor stock selection in Consumer Discretionary and Energy.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2013 as the market deals with ongoing macroeconomic and geopolitical uncertainty.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower.

*	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

Wilshire Variable Insurance Trust Disclosure of Fund Expenses For the Six Months Ended June 30, 2013 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

Wilshire Variable Insurance Trust Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2013 (Unaudited)

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expense Ratio(1)	Expenses Paid During Period 01/01/13-06/30/13(2)(3)
Equity Fund(4)
Actual Fund Return	$1,000.00	$1,117.00	0.73%	$3.83
Hypothetical 5% Return	$1,000.00	$1,021.17	0.73%	$3.66
Balanced Fund(4)
Actual Fund Return	$1,000.00	$1,055.20	0.26%	$1.32
Hypothetical 5% Return	$1,000.00	$1,023.51	0.26%	$1.30
Income Fund
Actual Fund Return	$1,000.00	$971.20	1.17%	$5.72
Hypothetical 5% Return	$1,000.00	$1,018.99	1.17%	$5.86
Small Cap Fund(4)
Actual Fund Return	$1,000.00	$1,169.00	1.28%	$6.88
Hypothetical 5% Return	$1,000.00	$1,018.45	1.28%	$6.41
International Equity Fund(4)
Actual Fund Return	$1,000.00	$998.40	1.45%	$7.18
Hypothetical 5% Return	$1,000.00	$1,017.60	1.45%	$7.25
Socially Responsible Fund
Actual Fund Return	$1,000.00	$1,123.40	1.33%	$7.00
Hypothetical 5% Return	$1,000.00	$1,018.20	1.33%	$6.66

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

(3)	Expenses shown do not include annuity contract fees.

(4)	The expense ratio does not include the expenses of the underlying funds.

Equity Fund Schedule of Investments June 30, 2013 (Unaudited)

Shares	Value
INVESTMENTS IN UNDERLYING FUNDS — 66.6%
1,657,800	Wilshire Large Company Growth Portfolio*	$64,952,624
3,564,542	Wilshire Large Company Value Portfolio*	67,155,964

Total Investments in Underlying Funds
(Cost $126,902,100)		132,108,588

COMMON STOCK — 33.2%
Consumer Discretionary — 4.6%
1,000	Amazon.com, Inc.†(a)	277,690
3,750	Apollo Group, Inc., Class A†(a)	66,450
2,650	Best Buy Co., Inc.	72,424
2,900	CBS Corp., Class B	141,723
6,500	Comcast Corp., Class A	272,220
1,700	Dollar Tree, Inc.†	86,428
7,550	Ford Motor Co.	116,798
3,400	Gannett Co., Inc.	83,164
3,550	Gap, Inc. (The)	148,141
4,500	Goodyear Tire & Rubber Co. (The)	68,805
1,500	Harman International Industries, Inc.	81,300
3,550	Home Depot, Inc. (The)	275,019
29,333	Lowe's Cos., Inc.	1,199,720
2,400	Macy's, Inc.	115,200
1,450	McDonald's Corp.	143,550
3,900	News Corp., Class A†	127,140
2,700	NIKE, Inc., Class B	171,936
1,800	Omnicom Group, Inc.(a)	113,166
750	O'Reilly Automotive, Inc.†(a)	84,465
5,950	Staples, Inc.(a)	94,367
1,500	Starbucks Corp.	98,235
10,887	Time Warner Cable, Inc., Class A	1,224,570
2,650	Time Warner, Inc.	153,223
2,100	TJX Cos., Inc.	105,126
4,849	Tupperware Brands Corp.(a)	376,719
6,175	VF Corp.(a)	1,192,146
3,500	Walt Disney Co. (The)	221,025
7,412	Whirlpool Corp.(a)	847,636
16,630	Yum! Brands, Inc.	1,153,124
		9,111,510
Consumer Staples — 4.2%
3,650	Altria Group, Inc.	127,713
2,200	Archer-Daniels-Midland Co.	74,602
35,472	Coca-Cola Co. (The)	1,422,782
1,350	Costco Wholesale Corp.	149,270
24,169	CVS Caremark Corp.	1,381,983
2,100	General Mills, Inc.	101,913
1,100	Hershey Co. (The)	98,208
1,800	Hormel Foods Corp.(a)	69,444
1,250	Kimberly-Clark Corp.(a)	121,425
1,950	Kraft Foods Group, Inc.(a)	108,946
3,050	Kroger Co. (The)(a)	105,347
26,263	Lorillard, Inc.(a)	1,147,168
11,280	McCormick & Co., Inc.(a)	793,661
1,800	Molson Coors Brewing Co., Class B(a)	86,148
3,750	Mondelez International, Inc., Class A	106,988
3,400	PepsiCo, Inc.	278,086
13,984	Philip Morris International, Inc.	1,211,294
5,800	Procter & Gamble Co. (The)	446,542
2,050	Reynolds American, Inc.(a)	99,159
2,700	Walgreen Co.	119,340
2,100	Wal-Mart Stores, Inc.	156,429

Shares	Value
Consumer Staples — (continued)
1,800	Whole Foods Market, Inc.	$92,664
		8,299,112
Energy — 3.3%
3,400	Chesapeake Energy Corp.(a)	69,292
13,925	Chevron Corp.	1,647,884
4,050	ConocoPhillips	245,025
2,150	Diamond Offshore Drilling, Inc.(a)	147,898
1,700	Ensco PLC, Class A	98,804
8,450	Exxon Mobil Corp.(a)	763,457
1,350	Helmerich & Payne, Inc.(a)	84,308
21,377	Kinder Morgan, Inc.(a)	815,533
4,400	Marathon Oil Corp.	152,152
1,950	Marathon Petroleum Corp.	138,567
2,300	Murphy Oil Corp.(a)	140,047
1,150	Occidental Petroleum Corp.	102,615
14,945	Phillips 66	880,410
1,700	Schlumberger, Ltd.	121,822
27,057	Seadrill, Ltd.(a)	1,102,302
2,300	Valero Energy Corp.	79,971
		6,590,087
Financials — 4.7%
8,869	ACE, Ltd.(a)	793,598
2,700	Allstate Corp. (The)	129,924
1,600	American Express Co.	119,616
2,400	American International Group, Inc.†(a)	107,280
4,500	Apartment Investment & Management Co., Class A‡	135,180
1,800	Assurant, Inc.	91,638
1,800	AvalonBay Communities, Inc.‡	242,838
17,500	Bank of America Corp.	225,050
2,150	Berkshire Hathaway, Inc., Class B†(a)	240,628
3,895	BlackRock, Inc., Class A(a)	1,000,431
1,800	Chubb Corp. (The)	152,370
2,550	Cincinnati Financial Corp.	117,045
4,500	Citigroup, Inc.	215,865
13,020	Cullen/Frost Bankers, Inc.(a)	869,345
4,700	Fifth Third Bancorp(a)	84,835
550	Franklin Resources, Inc.	74,811
1,350	Goldman Sachs Group, Inc. (The)(a)	204,187
29,837	JPMorgan Chase & Co.	1,575,095
3,300	Leucadia National Corp.	86,526
4,100	Lincoln National Corp.(a)	149,527
750	M&T Bank Corp.(a)	83,812
1,800	Prudential Financial, Inc.	131,454
1,800	State Street Corp.	117,378
3,950	SunTrust Banks, Inc.	124,702
2,050	Travelers Cos., Inc. (The)	163,836
3,750	U.S. Bancorp	135,563
42,417	Wells Fargo & Co.	1,750,550
2,700	XL Group PLC, Class A	81,864
3,000	Zions Bancorporation(a)	86,640
		9,291,588
Health Care — 3.6%
3,000	Abbott Laboratories	104,640
24,530	AbbVie, Inc.	1,014,070
2,100	Aetna, Inc.	133,434
1,750	AmerisourceBergen Corp., Class A(a)	97,702
1,950	Amgen, Inc.	192,387
700	Biogen Idec, Inc.†(a)	150,640
2,400	Cardinal Health, Inc.	113,280

See Notes to Financial Statements.

Equity Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Shares	Value
Health Care — 3.6% (continued)
2,550	CareFusion Corp.†	$93,967
1,800	Celgene Corp.†	210,438
1,450	Cigna Corp.	105,111
12,077	Covidien PLC	758,919
3,000	Eli Lilly & Co.	147,360
1,950	Forest Laboratories, Inc.†	79,950
1,700	Gilead Sciences, Inc.†	87,057
1,050	Humana, Inc.	88,599
5,600	Johnson & Johnson	480,816
3,750	Medtronic, Inc.(a)	193,013
7,100	Merck & Co., Inc.	329,795
5,133	Novo Nordisk ADR(a)	795,461
55,846	Pfizer, Inc.(a)	1,564,246
1,200	Stryker Corp.(a)	77,616
1,350	UnitedHealth Group, Inc.	88,398
1,200	Varian Medical Systems, Inc.†(a)	80,940
1,250	WellPoint, Inc.	102,300
1,500	Zimmer Holdings, Inc.(a)	112,410
		7,202,549
Industrials — 3.1%
1,800	3M Co.	196,830
1,500	Avery Dennison Corp.	64,140
1,700	Boeing Co. (The)(a)	174,148
7,323	Caterpillar, Inc.(a)	604,074
1,500	Dover Corp.(a)	116,490
13,863	Eaton Corp. PLC(a)	912,324
2,400	Emerson Electric Co.	130,896
1,350	Fluor Corp.	80,068
21,200	General Electric Co.	491,628
11,969	Honeywell International, Inc.(a)	949,620
1,050	Illinois Tool Works, Inc.	72,629
1,750	Ingersoll-Rand PLC	97,160
1,050	Northrop Grumman Corp.(a)	86,940
700	Parker Hannifin Corp.(a)	66,780
2,550	Raytheon Co.(a)	168,606
2,600	Republic Services, Inc., Class A	88,244
1,000	Rockwell Automation, Inc.	83,140
7,150	Southwest Airlines Co.	92,164
8,070	Union Pacific Corp.	1,245,040
1,550	United Parcel Service, Inc., Class B(a)	134,044
1,200	United Technologies Corp.	111,528
350	WW Grainger, Inc.(a)	88,263
		6,054,756
Information Technology — 5.8%
13,930	Accenture PLC, Class A	1,002,403
1,650	Adobe Systems, Inc.†	75,174
1,750	Akamai Technologies, Inc.†	74,462
3,999	Apple, Inc.(a)	1,583,924
6,050	Applied Materials, Inc.(a)	90,205
3,950	CA, Inc.	113,089
11,700	Cisco Systems, Inc.	284,427
1,150	Cognizant Technology Solutions Corp., Class A†	72,001
9,050	Corning, Inc.	128,781
6,800	Dell, Inc.	90,780
2,500	eBay, Inc.†	129,300
17,508	Fidelity National Information Services, Inc.	750,043
3,750	FLIR Systems, Inc.	101,138
450	Google, Inc., Class A†	396,167

Shares	Value
Information Technology — (continued)
5,500	Hewlett-Packard Co.	$136,400
7,250	Intel Corp.	175,595
6,710	International Business Machines Corp.	1,282,348
1,650	Lam Research Corp.†(a)	73,161
12,850	LSI Corp.†	91,749
2,100	Microchip Technology, Inc.(a)	78,225
46,593	Microsoft Corp.	1,608,856
14,954	Motorola Solutions, Inc.(a)	863,294
2,100	NetApp, Inc.(a)	79,338
6,250	Oracle Corp.	192,000
2,650	Paychex, Inc.(a)	96,778
21,268	QUALCOMM, Inc.	1,299,050
4,900	SAIC, Inc.(a)	68,257
3,300	Symantec Corp.	74,151
2,400	Texas Instruments, Inc.	83,688
1,150	Visa, Inc., Class A(a)	210,163
6,900	Xerox Corp.	62,583
5,900	Yahoo!, Inc.†	148,149
		11,515,679
Materials — 1.2%
350	CF Industries Holdings, Inc.	60,025
900	Ecolab, Inc.	76,671
2,250	EI du Pont de Nemours & Co.(a)	118,125
2,250	Freeport-McMoRan Copper & Gold, Inc.	62,123
900	International Flavors & Fragrances, Inc.	67,644
900	LyondellBasell Industries NV, Class A	59,634
2,100	Monsanto Co.	207,480
8,035	Packaging Corp. of America	393,394
900	PPG Industries, Inc.	131,769
450	Sherwin-Williams Co. (The)	79,470
29,462	Southern Copper Corp.	813,740
7,000	Weyerhaeuser Co.‡	199,430
		2,269,505
Telecommunication Services — 0.9%
41,435	AT&T, Inc.(a)	1,466,799
2,700	CenturyLink, Inc.(a)	95,445
5,700	Verizon Communications, Inc.	286,938
		1,849,182
Utilities — 1.8%
4,100	Ameren Corp.	141,204
2,400	American Electric Power Co., Inc.	107,472
1,650	DTE Energy Co.(a)	110,566
1,900	Duke Energy Corp.(a)	128,250
2,100	Exelon Corp.(a)	64,848
7,787	ITC Holdings Corp.(a)	710,953
13,937	NextEra Energy, Inc.	1,135,587
3,300	NRG Energy, Inc.	88,110
17,112	ONEOK, Inc.(a)	706,897
1,250	Pinnacle West Capital Corp.(a)	69,337
3,900	Public Service Enterprise Group, Inc.(a)	127,374
1,500	SCANA Corp.(a)	73,650
6,050	TECO Energy, Inc.(a)	104,000
2,100	Wisconsin Energy Corp.(a)	86,079
		3,654,327
Total Common Stock
(Cost $65,093,756)		65,838,295

See Notes to Financial Statements.

Equity Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Shares	Value
SHORT-TERM INVESTMENTS — 10.4%
386,112	Northern Trust Institutional Government Select Portfolio, 0.010%(b)	$386,112
20,405,152	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(b)(c)	20,405,152

Total Short-Term Investments
(Cost $20,791,264)		20,791,264

Total Investments — 110.2%
(Cost $212,787,120)		218,738,147

Other Assets & Liabilities, Net — (10.2)%		(20,314,661)

NET ASSETS — 100.0%		$198,423,486

ADR — American Depositary Receipt

Ltd. — Limited

PLC — Public Limited Company

*	Affiliated Fund

†	Non-income producing security.

‡	Real Estate Investment Trust.

(a)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $19,926,068.

(b)	Rate shown is the 7-day effective yield as of June 30, 2013.

(c)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2013 was $20,405,152.

As of June 30, 2013, all of the Fund’s investments in securities were considered Level 1. For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

See Notes to Financial Statements.

Balanced Fund Schedule of Investments June 30, 2013 (Unaudited)

Shares		Value
INVESTMENT IN UNDERLYING FUNDS — 99.9%
2,789,950	Wilshire International Equity Fund*	$24,412,061
788,249	Wilshire Large Company Growth Portfolio*	30,883,589
1,712,652	Wilshire Large Company Value Portfolio*	32,266,361
363,191	Wilshire Small Company Growth Portfolio*	8,088,274
392,715	Wilshire Small Company Value Portfolio*	8,176,329
3,769,560	Wilshire Variable Insurance Trust Income Fund*	44,518,506

Total Investments in Underlying Funds — 99.9%
(Cost $145,605,499)		148,345,120

SHORT-TERM INVESTMENT — 0.2%
275,749	Northern Trust Institutional Government Select Portfolio, 0.010% (a)	275,749

Total Short-Term Investment — 0.2%
(Cost $275,749)		275,749

Total Investments — 100.1%
(Cost $145,881,248)		148,620,869

Other Assets & Liabilities, Net — (0.1)%		(101,120)

NET ASSETS — 100.0%		$148,519,749

*	Affiliated Fund

(a)	Rate shown is the 7-day effective yield as of June 30, 2013.

As of June 30, 2013, all of the Fund’s investments in securities were considered Level 1. For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

See Notes to Financial Statements.

Income Fund Schedule of Investments June 30, 2013 (Unaudited)

Maturity Date	Par	Value
ASSET-BACKED SECURITIES — 2.4%
Ameriquest Mortgage Securities, Inc.
0.753%(a)	04/25/34	$75,300	$70,673
Amortizing Residential Collateral Trust (a)
0.880%	01/01/32	22,474	18,143
1.193%	10/25/34	138,431	135,615
Bayview Financial Acquisition Trust
0.870%(a)	02/28/44	39,890	38,972
Bear Stearns Asset Backed Securities Trust
0.763%(a)	09/25/34	37,599	36,141
Citigroup Mortgage Loan Trust, Inc.
5.550%	08/25/35	200,000	174,819
Conseco Financial Corp.
9.150%	01/15/18	1,573	269
Delta Funding Home Equity Loan Trust
7.040%	06/25/27	618	654
Green Tree Recreational Equipment & Consumer Trust
7.250%	03/15/29	7,451	5,877
Greenpoint Manufactured Housing (a)
2.960%	03/18/29	100,000	88,889
3.591%	06/19/29	50,000	46,312
3.699%	02/20/32	75,000	66,721
3.699%	02/20/30	50,000	42,945
3.700%	03/13/32	100,000	87,082
Keycorp Student Loan Trust
0.536%(a)	10/25/32	154,332	151,256
Northstar Education Finance, Inc. (a)
1.093%	01/29/46	150,000	137,255
1.373%	10/30/45	400,000	262,189
SACO I Trust (a)
0.453%	06/25/36	68,808	43,282
0.533%	03/25/36	72,074	57,121
0.753%	09/25/35	2,727	2,706
Saxon Asset Securities Trust
0.883%(a)	05/25/35	96,454	88,286
SLM Student Loan Trust
0.710%(a)	09/16/24	300,000	273,216

Total Asset-Backed Securities
(Cost $1,760,398)			1,828,423

COLLATERALIZED MORTGAGE OBLIGATIONS — 42.7%
Agency Mortgage-Backed Obligation — 35.9%
FHLMC
2.550%(a)	01/01/38	143,706	152,732
2.771%(a)	05/01/37	316,232	338,062
3.500%	04/01/43	99,349	100,018
5.000%	08/01/33	134,242	144,184
5.000%	09/01/33	152,452	163,743
5.000%	10/01/33	145,576	156,358
5.000%	09/01/33	38,879	41,758
5.000%	09/01/33	75,869	81,488
6.000%	10/01/36	583,843	651,415
7.000%	03/01/39	92,552	105,453

Maturity Date	Par	Value
Agency Mortgage-Backed Obligation — (continued)
FHLMC Multifamily Structured Pass-Through Certificates, IO (a)
1.210%	01/25/20	$1,330,688	$72,995
1.394%	04/25/20	799,813	49,356
1.452%	12/25/21	187,692	17,421
1.580%	10/25/21	173,170	17,605
1.666%	08/25/20	445,514	33,848
1.671%	06/25/20	688,523	59,709
1.716%	02/25/18	1,920,252	116,965
1.838%	07/25/21	395,455	41,467
FHLMC TBA
3.500%	07/15/41	300,000	303,844
FNMA
3.000%	06/25/27	643,603	76,386
3.500%	10/01/42	293,861	295,147
3.500%	12/01/42	98,035	98,315
3.500%	04/01/43	298,307	299,160
3.500%	12/01/42	98,993	99,275
3.500%	12/01/42	98,485	98,766
3.500%	03/01/43	693,637	695,618
4.000%	11/01/41	228,258	238,124
4.000%	12/01/42	96,024	101,899
4.000%	12/01/41	1,152,667	1,202,491
4.500%	05/01/31	185,027	198,084
4.500%	06/01/41	179,677	190,370
4.500%	04/01/41	196,099	209,127
4.500%	06/01/31	62,009	66,388
4.500%	09/01/41	62,407	66,532
4.500%	12/01/31	86,522	92,112
4.500%	04/01/31	61,954	65,620
4.500%	11/01/31	82,261	87,546
5.000%	05/01/42	90,463	97,795
5.500%	09/01/35	595,975	649,986
5.500%	04/01/36	210,840	225,983
5.500%	04/25/42	100,000	109,620
5.500%	08/01/38	102,648	113,112
5.500%	11/01/36	125,966	136,662
5.500%	07/25/41	223,200	255,122
5.930%(a)	01/01/37	73,755	79,298
6.000%	12/01/39	351,909	382,435
6.000%	02/01/34	7,570	8,445
6.000%	04/01/33	42,165	46,450
6.000%	11/01/35	116,765	128,624
6.000%	08/01/37	238,794	266,383
6.000%	09/01/39	244,923	267,703
7.000%	02/01/39	160,613	181,815
7.000%	05/01/32	22,309	25,358
7.000%	04/01/37	61,340	71,302
9.750%	08/25/19	39,302	44,913
9.750%	11/25/18	139,388	159,075
FNMA TBA
2.500%	07/01/27	1,900,000	1,910,984
3.000%	07/01/42	2,800,000	2,735,687
3.000%	07/01/26	100,000	102,859
3.500%	07/01/41	3,200,000	3,248,500

See Notes to Financial Statements.

Income Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Maturity Date	Par	Value
Agency Mortgage-Backed Obligation — 35.9% (continued)
4.000%	07/13/39	$900,000	$937,582
4.500%	07/01/37	1,000,000	1,058,125
GNMA
0.598%(a)	12/20/60	178,693	177,308
0.678%(a)	03/20/61	180,301	179,797
0.704%(a)	03/20/61	90,478	90,307
4.500%	03/20/41	119,013	128,280
4.500%	03/15/40	30,576	32,706
4.500%	04/20/41	413,269	444,788
5.000%	05/15/40	268,728	293,550
5.000%	08/20/40	937,780	1,033,430
5.000%	11/20/40	157,163	171,367
5.000%	09/20/40	104,413	114,185
5.000%	04/15/40	133,086	147,303
5.500%	05/15/36	68,688	75,179
6.000%	03/15/35	454,029	510,559
6.000%	05/15/33	41,851	47,057
6.000%	03/15/37	46,756	51,897
6.000%	07/20/38	60,757	67,186
6.500%	10/20/37	291,463	328,066
GNMA TBA
3.500%	07/15/41	1,400,000	1,436,750
3.500%	06/15/41	200,000	205,609
3.500%	07/01/42	1,000,000	1,025,781
4.000%	07/01/39	400,000	419,250
			27,053,554

Non-Agency Mortgage-Backed Obligation — 6.8%
American Home Mortgage Assets
0.423%(a)	05/25/46	104,133	13,959
Banc of America Commercial Mortgage, Inc. (a)
5.620%	06/10/49	60,000	60,240
5.964%	05/10/45	10,000	10,863
6.206%	02/10/51	10,000	11,459
Banc of America Funding Corp.
3.165%(a)	09/20/35	1,009,987	731,051
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.421%(a)	09/10/45	31,000	33,300
Banc of America Mortgage Securities, Inc.
2.830%(a)	02/25/34	5,563	5,441
Bear Stearns Adjustable Rate Mortgage Trust (a)
2.927%	02/25/34	36,855	35,718
3.188%	11/25/34	38,483	35,070
Citigroup Mortgage Loan Trust, Inc.
2.868%(a)	02/25/34	40,193	35,652
Commercial Mortgage Pass-Through Certificates
5.615%(a)	01/15/49	116,000	123,227
Commercial Mortgage Trust
5.860%(a)	07/10/38	25,000	27,316
Countrywide Alternative Loan Trust (a)
0.402%	03/20/46	60,764	42,962
3.066%	09/25/34	75,502	63,938

Maturity Date	Par	Value
Non-Agency Mortgage-Backed Obligation — (continued)
DBUBS Mortgage Trust
3.642%	08/10/44	$100,000	$105,584
First Horizon Mortgage Pass-Through Trust
2.625%(a)	02/25/35	220,388	213,741
Greenpoint Mortgage Funding Trust
0.403%(a)	04/25/36	453,810	298,746
HomeBanc Mortgage Trust
0.493%(a)	05/25/37	78,864	64,459
Impac CMB Trust
0.733%(a)	05/25/35	84,629	73,972
Indymac Index Mortgage Loan Trust (a)
0.313%	07/25/36	214,267	148,380
0.393%	06/25/47	221,503	165,697
0.453%	06/25/35	378,537	310,135
2.586%	03/25/35	85,297	81,250
JP Morgan Chase Commercial Mortgage Securities Corp.
5.336%	05/15/47	50,000	55,070
5.440%	05/15/45	41,000	44,735
5.875%(a)	02/12/51	30,000	33,681
LB-UBS Commercial Mortgage Trust
6.216%(a)	09/15/45	50,000	56,130
Master Adjustable Rate Mortgages Trust (a)
0.978%	12/25/46	204,173	108,250
2.687%	02/25/35	203,307	192,891
3.373%	12/25/34	12,919	12,472
Merrill Lynch Mortgage Trust
6.038%(a)	06/12/50	25,000	28,067
Merrill Lynch (a)
5.204%	12/12/49	55,000	59,183
5.485%	03/12/51	110,000	121,710
Morgan Stanley Bank of America Merrill Lynch Trust
2.918%	02/15/46	30,000	27,907
3.214%	02/15/46	30,000	27,923
3.456%	05/15/46	90,000	84,358
Morgan Stanley Capital I Trust
5.692%(a)	04/15/49	130,000	144,757
Morgan Stanley Mortgage Loan Trust (a)
0.493%	03/25/36	109,638	44,811
0.513%	01/25/35	293,525	269,606
2.866%	07/25/34	48,328	47,051
2.963%	08/25/34	74,268	70,642
Prime Mortgage Trust
8.000%	07/25/34	122,369	106,338
Residential Asset Securitization Trust
4.750%	02/25/19	129,178	132,523
Structured Adjustable Rate Mortgage Loan Trust (a)
2.541%	01/25/35	107,266	102,587
2.610%	11/25/34	93,889	87,658
Wachovia Bank Commercial Mortgage Trust
5.383%	12/15/43	30,000	31,626

See Notes to Financial Statements.

Income Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Maturity Date	Par	Value
Non-Agency Mortgage-Backed Obligation — 6.8% (continued)
WaMu Mortgage Pass-Through Certificates (a)
0.513%	08/25/45	$230,348	$206,958
2.449%	10/25/35	8,010	8,015
2.465%	10/25/33	186,808	185,986
2.469%	02/25/33	51,892	50,606
Washington Mutual MSC Mortgage Pass-Through Certificates
2.455%(a)	01/25/35	34,591	33,290
Wells Fargo Mortgage Backed Securities Trust
2.721%(a)	04/25/36	20,187	18,855
WFRBS Commercial Mortgage Trust
3.667%	11/15/44	26,000	26,146
			5,111,992

Total Collateralized Mortgage Obligations
(Cost $32,952,359)			32,165,546

CORPORATE BONDS — 29.5%
Consumer Discretionary — 2.3%
Boyd Gaming Corp.
9.000%(b)	07/01/20	10,000	10,050
CCO Holdings LLC
6.500%	04/30/21	160,000	166,800
Cellco Partnership
8.500%	11/15/18	40,000	51,952
Comcast Corp.
6.500%	01/15/15	355,000	385,649
CSC Holdings LLC
6.750%	11/15/21	30,000	32,325
Daimler Finance North America LLC
6.500%	11/15/13	30,000	30,628
DISH DBS Corp.
7.750%(b)	05/31/15	40,000	43,300
7.875%	09/01/19	45,000	50,400
Ford Motor Co.
4.750%	01/15/43	110,000	96,755
Intelsat Jackson Holdings SA
5.500%(c)	08/01/23	70,000	65,800
7.250%(b)	10/15/20	20,000	21,000
7.250%	04/01/19	30,000	31,388
7.500%	04/01/21	20,000	21,000
McDonald's Corp. MTN
5.350%(b)	03/01/18	40,000	45,900
Michaels Stores, Inc.
7.750%	11/01/18	20,000	21,400
News America, Inc.
6.650%	11/15/37	10,000	11,507
Service Corp. International
7.500%(b)	04/01/27	30,000	32,775
Sprint Capital Corp.
6.875%	11/15/28	20,000	19,200
Telefonica Emisiones SAU
6.221%	07/03/17	20,000	21,810

Maturity Date	Par	Value
Consumer Discretionary — (continued)
Time Warner Cable, Inc.
5.500%	09/01/41	$10,000	$8,788
5.875%	11/15/40	70,000	64,124
6.750%	06/15/39	50,000	51,004
7.300%	07/01/38	60,000	65,208
8.250%	04/01/19	160,000	192,639
8.750%	02/14/19	10,000	12,289
Time Warner, Inc.
7.700%	05/01/32	90,000	114,428
tw telecom holdings inc
5.375%	10/01/22	30,000	29,775
			1,697,894
Consumer Staples — 2.0%
Altria Group, Inc.
2.850%	08/09/22	100,000	92,468
4.750%	05/05/21	110,000	117,805
9.250%	08/06/19	140,000	185,415
CVS Caremark Corp.
2.750%	12/01/22	230,000	214,888
Kraft Foods Group, Inc.
3.500%	06/06/22	100,000	99,027
5.375%	02/10/20	120,000	135,357
Molson Coors Brewing Co.
3.500%(b)	05/01/22	10,000	9,815
Mondelez International, Inc.
5.375%	02/10/20	110,000	123,382
PepsiCo, Inc.
0.700%	08/13/15	120,000	119,969
7.900%	11/01/18	41,000	52,573
Philip Morris International, Inc.
2.500%	08/22/22	50,000	46,162
2.900%	11/15/21	120,000	116,528
4.500%	03/20/42	60,000	55,994
Reynolds American, Inc.
3.250%(b)	11/01/22	40,000	37,184
6.750%(b)	06/15/17	70,000	81,115
Safeway, Inc.
4.750%(b)	12/01/21	20,000	20,377
			1,508,059
Energy — 4.9%
Access Midstream Partners
4.875%	05/15/23	40,000	37,100
5.875%	04/15/21	30,000	30,450
Apache Corp.
3.250%	04/15/22	40,000	39,402
6.000%	09/15/13	140,000	141,469
Arch Coal, Inc.
7.000%(b)	06/15/19	20,000	16,650
Atwood Oceanics, Inc.
6.500%	02/01/20	30,000	31,125
Baker Hughes, Inc.
7.500%	11/15/18	160,000	201,472
Chesapeake Energy Corp.
6.875%(b)	11/15/20	90,000	97,650

See Notes to Financial Statements.

Income Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Maturity Date	Par	Value
Energy — 4.9% (continued)
Chevron Corp.
2.427%(b)	06/24/20	$10,000	$9,943
3.191%(b)	06/24/23	30,000	29,855
Concho Resources, Inc.
5.500%	10/01/22	30,000	29,700
6.500%	01/15/22	64,000	67,680
ConocoPhillips
5.900%	05/15/38	70,000	81,476
CONSOL Energy, Inc.
6.375%(b)	03/01/21	70,000	69,650
8.250%(b)	04/01/20	95,000	99,513
Continental Resources, Inc.
4.500%(c)	04/15/23	30,000	29,175
5.000%	09/15/22	10,000	10,175
Denbury Resources, Inc.
4.625%	07/15/23	20,000	18,450
Devon Energy Corp.
5.600%	07/15/41	120,000	124,347
Devon Financing Corp. LLC
7.875%	09/30/31	30,000	38,846
Energy Transfer Equity
7.500%	10/15/20	30,000	32,775
Enterprise Products Operating LLC
3.350%(b)	03/15/23	70,000	67,361
5.950%	02/01/41	10,000	10,894
6.125%	10/15/39	20,000	22,242
6.500%	01/31/19	200,000	238,598
Hess Corp.
7.875%	10/01/29	60,000	74,968
8.125%	02/15/19	70,000	87,744
Kerr-McGee Corp.
6.950%	07/01/24	70,000	83,681
7.875%	09/15/31	135,000	168,558
Key Energy Services, Inc.
6.750%(b)	03/01/21	110,000	105,600
Kinder Morgan Energy Partners LP
5.000%	12/15/13	25,000	25,473
6.000%	02/01/17	120,000	135,151
MarkWest Energy Partners
4.500%	07/15/23	10,000	9,150
5.500%	02/15/23	10,000	9,850
6.250%	06/15/22	12,000	12,360
6.500%(b)	08/15/21	26,000	26,780
Noble Energy, Inc.
4.150%	12/15/21	170,000	175,527
Occidental Petroleum Corp.
2.700%	02/15/23	80,000	73,830
3.125%	02/15/22	90,000	87,191
Peabody Energy Corp.
6.250%(b)	11/15/21	30,000	28,950
6.500%	09/15/20	50,000	50,125
Pemex Project Funding Master Trust
6.625%	06/15/35	207,000	217,350
Plains Exploration & Production Co.
6.125%(b)	06/15/19	150,000	159,048

Maturity Date	Par	Value
Energy — (continued)
QEP Resources, Inc.
5.250%(b)	05/01/23	$10,000	$9,750
6.875%	03/01/21	10,000	10,775
Range Resources Corp.
5.750%(b)	06/01/21	30,000	30,900
6.750%	08/01/20	60,000	64,350
Regency Energy Partners
6.500%	07/15/21	95,000	99,275
Transocean, Inc.
5.050%	12/15/16	40,000	43,497
6.375%	12/15/21	30,000	33,719
Williams Cos., Inc.
7.500%	01/15/31	167,000	190,258
7.750%(b)	06/15/31	25,000	29,199
Williams Partners
5.250%	03/15/20	40,000	42,988
WPX Energy, Inc.
6.000%	01/15/22	10,000	10,100
			3,672,145
Financials — 11.0%
American Express Co.
6.800%(a)	09/01/66	85,000	90,738
American Express Credit Corp. MTN
5.125%	08/25/14	180,000	188,654
American International Group, Inc.
5.850%	01/16/18	40,000	44,976
6.250%	03/15/37	100,000	102,125
Anadarko Finance Co.
7.500%	05/01/31	100,000	124,669
Bank of America Corp. MTN
3.300%(b)	01/11/23	230,000	217,384
3.875%	03/22/17	30,000	31,420
5.000%	05/13/21	40,000	42,651
5.750%	12/01/17	10,000	11,114
7.625%	06/01/19	210,000	252,373
Berkshire Hathaway, Inc.
3.200%	02/11/15	60,000	62,408
BNP Paribas SA MTN
2.375%(b)	09/14/17	80,000	79,200
Boeing Capital Corp.
4.700%	10/27/19	70,000	79,064
Caterpillar Financial Services Corp. MTN
6.200%	09/30/13	160,000	162,227
Citigroup, Inc.
5.000%	09/15/14	275,000	285,787
5.350%(a)	05/29/49	50,000	47,062
5.500%	10/15/14	10,000	10,518
5.900%(a) (b)	12/29/49	30,000	29,625
5.950%(a)	12/29/49	50,000	49,755
6.000%	12/13/13	250,000	255,807
6.010%	01/15/15	100,000	106,792
6.875%	03/05/38	200,000	242,526
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%	01/19/17	80,000	84,018

See Notes to Financial Statements.

Income Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Maturity Date	Par	Value
Financials — 11.0% (continued)
Countrywide Financial Corp.
6.250%(b)	05/15/16	$50,000	$54,524
Eaton Corp.
1.500%(b) (c)	11/02/17	50,000	48,536
2.750%(c)	11/02/22	170,000	159,038
4.150%(c)	11/02/42	50,000	44,860
Ford Motor Credit Co. LLC
8.125%	01/15/20	180,000	216,823
General Electric Capital Corp.
1.625%	07/02/15	40,000	40,468
5.625%	05/01/18	210,000	240,871
6.375%(a) (b)	11/15/67	320,000	332,800
6.875%	01/10/39	310,000	382,044
Goldman Sachs Capital II
4.000%(a)	06/01/43	20,000	15,900
Goldman Sachs Group, Inc.
2.375%(b)	01/22/18	20,000	19,637
4.750%	07/15/13	10,000	10,014
5.250%	10/15/13	40,000	40,494
5.375%	03/15/20	150,000	162,758
5.750%	01/24/22	180,000	198,542
6.000%(b)	06/15/20	10,000	11,236
6.000%	05/01/14	20,000	20,832
6.250%	02/01/41	220,000	248,816
ING US, Inc.
2.900%(b) (c)	02/15/18	20,000	20,101
John Deere Capital Corp.
1.700%	01/15/20	20,000	18,915
2.250%(b)	04/17/19	40,000	39,951
JPMorgan Chase & Co.
1.100%	10/15/15	190,000	188,841
3.375%(b)	05/01/23	130,000	121,051
4.400%	07/22/20	90,000	94,115
5.125%	09/15/14	545,000	571,794
5.150%	10/01/15	200,000	216,084
MetLife, Inc.
4.750%	02/08/21	80,000	87,185
5.875%	02/06/41	160,000	184,069
6.400%	12/15/36	10,000	10,225
Morgan Stanley MTN
0.727%(a)	10/18/16	40,000	38,723
4.750%	03/22/17	20,000	21,213
6.625%	04/01/18	100,000	113,346
Nationstar Mortgage LLC
6.500%	07/01/21	20,000	19,200
Royal Bank of Scotland Group PLC
2.550%	09/18/15	30,000	30,503
4.700%(b)	07/03/18	10,000	9,704
6.100%(b)	06/10/23	60,000	56,923
SLM Corp. MTN
3.875%	09/10/15	130,000	131,307
5.000%	04/15/15	10,000	10,325
SunTrust Preferred Capital I
4.000%(a)	12/31/49	11,000	9,515

Maturity Date	Par	Value
Financials — (continued)
Toyota Motor Credit Corp. MTN
1.250%	10/05/17	$130,000	$126,234
Wachovia Capital Trust III
5.570%(a) (b)	12/31/49	350,000	343,438
Wachovia Corp.
5.625%	10/15/16	590,000	663,141
Wells Fargo & Co.
1.500%	01/16/18	50,000	48,766
2.100%(b)	05/08/17	40,000	40,143
3.450%(b)	02/13/23	60,000	57,302
3.676%(d)	06/15/16	50,000	53,421
5.000%	11/15/14	5,000	5,272
Wells Fargo Capital X
5.950%	12/15/36	70,000	68,950
			8,248,843
Health Care — 3.0%
AbbVie, Inc.
1.750%(c)	11/06/17	140,000	137,160
2.900%(c)	11/06/22	90,000	84,163
Anheuser-Busch InBev Worldwide, Inc.
2.500%	07/15/22	120,000	112,032
Express Scripts Holding Co.
3.500%	11/15/16	280,000	297,230
Fresenius Medical Care US Finance, Inc.
6.875%	07/15/17	145,000	158,412
GlaxoSmithKline Capital PLC
2.850%	05/08/22	90,000	86,388
GlaxoSmithKline Capital, Inc.
5.650%	05/15/18	170,000	197,156
Hawk Acquisition Sub, Inc.
4.250%(b) (c)	10/15/20	50,000	47,812
HCA, Inc.
7.500%(b)	11/15/95	20,000	18,600
7.690%(b)	06/15/25	30,000	32,400
Humana, Inc.
3.150%	12/01/22	30,000	27,841
7.200%	06/15/18	100,000	119,121
Medtronic, Inc.
3.125%(b)	03/15/22	10,000	9,773
4.450%	03/15/20	60,000	65,326
Reynolds Group Issuer, Inc.
7.125%	04/15/19	170,000	179,563
Tenet Healthcare Corp.
9.250%(b)	02/01/15	71,000	76,946
Thermo Fisher Scientific, Inc.
3.600%	08/15/21	40,000	39,230
UnitedHealth Group, Inc.
3.375%	11/15/21	40,000	39,874
3.875%	10/15/20	30,000	31,528
5.700%	10/15/40	60,000	66,049
6.000%	02/15/18	10,000	11,745
WellPoint, Inc.
1.250%	09/10/15	30,000	30,050
3.125%	05/15/22	30,000	28,447
3.700%(b)	08/15/21	150,000	151,243

See Notes to Financial Statements.

Income Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Maturity Date	Par	Value
Health Care — 3.0% (continued)
5.875%	06/15/17	$20,000	$22,723
Wyeth
5.950%	04/01/37	160,000	187,730
Zoetis, Inc.
3.250%(c)	02/01/23	20,000	19,002
			2,277,544
Industrials — 0.8%
Boeing Co.
4.875%(b)	02/15/20	40,000	45,659
6.000%	03/15/19	60,000	71,431
Continental Airlines 1998-1 Class A Pass-Through Trust
6.648%	09/15/17	49,737	52,473
Delta Air Lines, Inc.
6.821%	08/10/22	233,945	264,474
General Electric Co.
0.850%	10/09/15	50,000	49,953
UAL 2009-2A Pass-Through Trust
9.750%	01/15/17	28,449	32,717
United Technologies Corp.
4.500%	06/01/42	60,000	59,166
Waste Management, Inc.
4.600%	03/01/21	20,000	21,469
7.375%	05/15/29	20,000	24,790
			622,132
Information Technology — 0.4%
Apple, Inc.
2.400%(b)	05/03/23	220,000	204,042
Oracle Corp.
1.200%(b)	10/15/17	120,000	116,547
			320,589
Materials — 1.8%
ArcelorMittal
5.000%	02/25/17	30,000	30,375
Ball Corp.
4.000%	11/15/23	20,000	18,500
5.000%	03/15/22	100,000	99,500
Barrick Corp.
3.850%(b)	04/01/22	30,000	25,242
4.100%(c)	05/01/23	120,000	100,255
Barrick North America Finance LLC
4.400%	05/30/21	170,000	151,991
Celulosa Arauco y Constitucion SA
4.750%(b)	01/11/22	60,000	59,592
Cliffs Natural Resources, Inc.
3.950%(b)	01/15/18	120,000	114,649
4.800%(b)	10/01/20	40,000	36,056
4.875%(b)	04/01/21	10,000	9,063
Eagle Spinco, Inc.
4.625%(c)	02/15/21	20,000	19,200
Ecolab, Inc.
4.350%	12/08/21	30,000	31,671
Freeport-McMoRan Copper & Gold , Inc.
2.375%(b) (c)	03/15/18	30,000	28,532
3.100%(c)	03/15/20	60,000	55,459

Maturity Date	Par	Value
Materials — (continued)
3.550%	03/01/22	$125,000	$113,545
PPG Industries, Inc.
6.650%(b)	03/15/18	30,000	35,542
Rock Tenn Co.
3.500%	03/01/20	40,000	39,141
4.000%	03/01/23	20,000	19,271
Southern Copper Corp.
5.250%	11/08/42	180,000	147,704
Steel Dynamics, Inc.
7.625%(b)	03/15/20	10,000	10,650
Vale Overseas, Ltd.
4.375%(b)	01/11/22	216,000	205,164
			1,351,102
Telecommunication Services — 1.2%
AT&T, Inc.
2.500%	08/15/15	50,000	51,522
2.625%	12/01/22	60,000	54,920
3.875%	08/15/21	30,000	30,942
4.350%	06/15/45	132,000	114,844
5.500%(b)	02/01/18	160,000	183,001
5.550%	08/15/41	20,000	20,824
6.550%	02/15/39	20,000	22,965
Bellsouth Capital Funding Corp.
7.875%(b)	02/15/30	7,000	8,675
Qwest Corp.
6.875%	09/15/33	20,000	19,350
Sprint Nextel Corp.
7.000%	08/15/20	120,000	126,000
Verizon Communications, Inc.
2.450%	11/01/22	40,000	36,268
3.500%	11/01/21	40,000	40,176
3.850%(b)	11/01/42	10,000	8,297
5.500%(b)	02/15/18	90,000	102,490
6.000%	04/01/41	20,000	22,439
6.350%	04/01/19	40,000	47,455
8.750%	11/01/18	20,000	26,067
			916,235
Utilities — 2.1%
AES Corp. (The)
8.000%(b)	06/01/20	180,000	205,200
Energy Future Intermediate Holding Co. LLC
10.000%	12/01/20	62,000	67,890
12.250%(c)	03/01/22	60,000	66,300
Exelon Corp.
5.625%	06/15/35	160,000	164,445
FirstEnergy Corp.
2.750%	03/15/18	30,000	29,206
4.250%	03/15/23	140,000	130,076
7.375%	11/15/31	210,000	221,465
Hydro-Quebec
1.375%	06/19/17	440,000	438,504
MidAmerican Energy Holdings Co.
6.500%	09/15/37	20,000	23,750

See Notes to Financial Statements.

Income Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Maturity Date	Par	Value
Utilities — 2.1% (continued)
Pacific Gas & Electric Co.
5.800%	03/01/37	$10,000	$11,348
6.050%	03/01/34	60,000	69,955
8.250%	10/15/18	40,000	51,584
Southern Natural Gas Co. LLC
5.900%(b) (c)	04/01/17	30,000	34,185
8.000%	03/01/32	75,000	99,481
			1,613,389
Total Corporate Bonds
(Cost $21,299,564)			22,227,932

FOREIGN BONDS — 6.9% (e)
Australia — 0.7%
BHP Billiton Finance USA, Ltd.
6.500%	04/01/19	190,000	227,470
3.250%(b)	11/21/21	20,000	19,556
Rio Tinto Finance USA, Ltd.
9.000%	05/01/19	170,000	220,846
6.500%	07/15/18	40,000	47,332
3.750%	09/20/21	20,000	19,751
			534,955
Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
5.375%(b)	01/15/20	160,000	184,460

Brazil — 0.9%
Petrobras International Finance Co.
6.125%	10/06/16	90,000	98,388
5.750%	01/20/20	10,000	10,404
5.375%	01/27/21	320,000	321,502
3.875%	01/27/16	50,000	51,441
Vale Overseas, Ltd.
6.875%	11/21/36	185,000	187,310
			669,045
Canada — 2.2%
Province of British Columbia
2.000%	10/23/22	200,000	183,880
Province of New Brunswick Canada
2.750%(b)	06/15/18	250,000	259,998
Province of Ontario Canada
4.400%(b)	04/14/20	270,000	299,377
1.200%(b)	02/14/18	320,000	311,086
1.100%(b)	10/25/17	380,000	370,728
Province of Quebec Canada
2.625%(b)	02/13/23	240,000	225,096
Rogers Communications, Inc.
6.750%	03/15/15	10,000	10,967
6.375%	03/01/14	10,000	10,373
			1,671,505
France — 0.1%
Cie Generale de Geophysique-Veritas
7.750%	05/15/17	100,000	101,500

Maturity Date	Par	Value
Mexico — 0.6%
America Movil SAB de CV
5.625%(b)	11/15/17	$80,000	$90,410
5.000%	03/30/20	100,000	107,329
Petroleos Mexicanos
3.500%(c)	01/30/23	196,000	180,810
			378,549
Netherlands — 0.6%
Deutsche Telekom International Finance BV
5.750%	03/23/16	195,000	216,775
Shell International Finance BV
4.375%	03/25/20	180,000	200,088
			416,863
Spain — 0.4%
BBVA US Senior SAU
3.250%(b)	05/16/14	200,000	201,795
Telefonica Emisiones SAU
5.877%	07/15/19	60,000	64,773
			266,568
Switzerland — 0.3%
UBS AG MTN
2.250%	01/28/14	250,000	252,406

United Kingdom — 0.9%
BP Capital Markets PLC
5.250%	11/07/13	200,000	203,327
3.875%(b)	03/10/15	90,000	94,528
3.561%	11/01/21	10,000	10,030
Diageo Capital PLC
4.828%(b)	07/15/20	310,000	350,129
Royal Bank of Scotland Group PLC
7.648%(a) (b)	08/31/49	10,000	9,150
5.000%	10/01/14	20,000	20,449
			687,613
Total Foreign Bonds
(Cost $5,051,736)			5,163,464

MUNICIPAL BOND — 0.2%
Northstar Education Finance, Inc., RB(a)
1.421%	01/29/46	150,000	137,255

Total Municipal Bonds
(Cost $124,483)			137,255

PREFERRED STOCK — 0.5%
GMAC Capital Trust I, 8.125%(a)		15,499	403,749

Total Preferred Stock
(Cost $384,375)			403,749

See Notes to Financial Statements.

Income Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Maturity Date	Par	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.5%
FHLB
5.500%	07/15/36	$170,000	$209,013
FNMA
4.687%(f)	10/09/19	670,000	562,800
6.250%	05/15/29	180,000	233,995
6.625%	11/15/30	540,000	732,796
Tennessee Valley Authority
5.250%	09/15/39	100,000	112,513

Total U.S. Government & Agency Obligations
(Cost $1,716,424)			1,851,117

U.S. TREASURY OBLIGATIONS — 11.1%
U.S. Treasury Bond
3.125%(b)	02/15/43	360,000	336,038
2.875%(b)	05/15/43	1,920,000	1,699,200
2.750%	11/15/42	156,600	135,019
2.750%(b)	08/15/42	1,600,000	1,381,000
U.S. Treasury Inflation-Protected Security
0.750%(g)	02/15/42	370,469	326,128
U.S. Treasury Note
2.750%	10/31/13	20,000	20,176
1.875%	06/30/20	360,000	358,650
1.750%	05/15/23	20,000	18,731
1.375%(b)	05/31/20	410,000	395,682
1.000%(b)	05/31/18	2,360,000	2,319,436
0.625%(b)	04/30/18	1,450,000	1,401,289

Total U.S. Treasury Obligations
(Cost $8,787,705)			8,391,349

		Shares
ESCROW SECURITIES — 0.0%
Financials — 0.0%
Lehman Brothers Holdings Capital Trust VII MTN
5.857%(h)	11/29/49	200,000	—
Lehman Brothers Holdings, Inc. MTN
6.500%(h)	07/19/17	160,000	—
6.750%(h)	12/28/17	340,000	—
			—
Total Escrow Securities
(Cost $—)			—

SHORT-TERM INVESTMENTS — 35.6%
Northern Trust Institutional Government Select Portfolio, 0.010%(i)		16,904,127	16,904,127
Northern Trust Institutional Liquid Asset Portfolio, 0.010%(i) (j)		9,949,212	9,949,212

Total Short-Term Investments
(Cost $26,853,339)			26,853,339

Maturity Date	Par	Value
Total Investments — 131.4%
(Cost $98,930,383)			$99,022,174

Other Assets & Liabilities, Net — (31.4)%			(23,643,927)

NET ASSETS — 100.0%			$75,378,247

TBA SALES COMMITMENTS — (1.1)%
COLLATERALIZED MORTAGE OBLIGATIONS — (1.1)%
FNMA TBA
3.500%	07/01/41	$(100,000)	(101,516)
3.000%	07/01/42	(40,000)	(390,813)
GNMA TBA
3.500%	07/01/42	(100,000)	(102,578)
3.500%	06/15/41	(200,000)	(205,609)

Total TBA Sales Commitments
(Proceeds $818,368)			$(800,516)

(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2013. The date reported on the Schedule of Investments is the next reset date.

(b)	This security or a partial position of this security is on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $11,168,920.

(c)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines adopted by the Board of Trustees.

(d)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2013. The coupon on a step bond changes on a specified date.

(e)	Foreign security denominated in U.S. currency.

(f)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(g)	Inflation protected security. Principal amounts periodically adjusted for inflation.

(h)	Security in default on interest payments.

(i)	Rate shown is the 7-day effective yield as of June 30, 2013.

(j)
The security was purchased with cash collateral held from securities on loan. The total value of such security at June 30, 2013 was $9,949,212. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,421,263.

See Notes to Financial Statements.

Income Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Cl — Class
CV — Convertible Security
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
LP — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
Ser — Series
TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$1,828,423	$—		$1,828,423
Collateralized Mortgage Obligations	—	32,165,546	—		32,165,546
Corporate Bonds	—	22,227,932	—		22,227,932
Foreign Bonds	—	5,163,464	—		5,163,464
Municipal Bond	—	137,255	—		137,255
Preferred Stock	403,749	—	—		403,749
U.S. Government & Agency Obligations	—	1,851,117	—		1,851,117
U.S. Treasury Obligations	—	8,391,349	—		8,391,349
Escrow Security	—	—	—	^	— ^
Short-Term Investments	26,853,339	—	—		26,853,339
Total Investments in Securities	$27,257,088	$71,765,086	$—		$99,022,174

TBA Sales Commitments	Level 1	Level 2	Level 3		Total
Collateralized Mortgage Obligations	$—	$(800,516)	$—		$(800,516)
Total TBA Sales Commitments	$—	$(800,516)	$—		$(800,516)

^
As of June 30, 2013 all of the Fund’s investments were considered Level 1 or Level 2, except for Lehman Brothers Holdings Capital Trust VII MTN and Lehman Brothers Holdings, Inc. MTN, which were considered Level 3 when converted to escrow shares on March 21, 2012 and were valued at $0, and the value has remained $0 throughout the period ended June 30, 2013.

For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

See Notes to Financial Statements.

Small Cap Fund Schedule of Investments June 30, 2013 (Unaudited)

Shares	Value
COMMON STOCK — 60.9%
Consumer Discretionary — 10.7%
2,318	American Axle & Manufacturing Holdings, Inc.†(a)	$43,184
1,926	American Greetings Corp., Class A	35,092
316	America's Car-Mart, Inc.†(a)	13,664
1,028	Ameristar Casinos, Inc.(a)	27,026
8,286	Asbury Automotive Group, Inc.(a)	332,268
220	Ascent Capital Group, Inc., Class A†	17,175
1,758	Bassett Furniture Industries, Inc.	27,302
64	Biglari Holdings, Inc.†	26,266
873	Bob Evans Farms, Inc.(a)	41,014
1,119	Bon-Ton Stores, Inc. (The)(a)	20,198
2,597	Boyd Gaming Corp.†(a)	29,346
1,538	Buffalo Wild Wings, Inc.†(a)	150,970
6,150	Career Education Corp.†	17,835
860	Carriage Services, Inc., Class A	14,577
110	Conn's, Inc.†(a)	5,694
160	Core-Mark Holding Co., Inc.(a)	10,160
2,175	Dana Holding Corp.	41,891
3,740	Deckers Outdoor Corp.†	188,907
128	DineEquity, Inc.	8,815
12,870	Express, Inc.†	269,884
3,720	Federal-Mogul Corp.†(a)	37,981
1,151	Flexsteel Industries, Inc.	28,061
5,880	Group 1 Automotive, Inc.(a)	378,260
3,787	Harte-Hanks, Inc.(a)	32,568
1,634	Hovnanian Enterprises, Inc., Class A†(a)	9,167
1,234	Iconix Brand Group, Inc.†(a)	36,292
1,720	Isle of Capri Casinos, Inc.†(a)	12,900
1,542	JAKKS Pacific, Inc.	17,347
700	Jones Group, Inc. (The)(a)	9,625
560	Journal Communications, Inc., Class A(a)	4,194
1,006	KB Home	19,748
1,590	LeapFrog Enterprises, Inc., Class A†(a)	15,646
1,689	Libbey, Inc.	40,485
1,019	Lifetime Brands, Inc.	13,838
1,160	LIN TV Corp., Class A†	17,748
445	Lithia Motors, Inc., Class A(a)	23,723
4,724	Live Nation Entertainment, Inc.†	73,222
2,377	Marcus Corp.(a)	30,235
523	Marriott Vacations Worldwide Corp.†	22,615
720	Matthews International Corp., Class A(a)	27,144
224	MDC Holdings, Inc.	7,282
2,595	MDC Partners, Inc., Class A(a)	46,814
370	Meredith Corp.(a)	17,649
7,600	Meritage Homes Corp.†	329,536
4,398	Morgans Hotel Group Co.†	35,448
650	National CineMedia, Inc.(a)	10,979
3,248	New York Times Co. (The), Class A†(a)	35,923
898	Nexstar Broadcasting Group, Inc., Class A(a)	31,843
550	Orient-Express Hotels, Ltd., Class A(a)	6,688
783	Penske Automotive Group, Inc.(a)	23,913
19,030	Pier 1 Imports, Inc.	447,015
2,214	Pinnacle Entertainment, Inc.†(a)	43,549
3,505	Reading International, Inc., Class A†(a)	22,292
3,612	Red Robin Gourmet Burgers, Inc.†(a)	199,310
1,882	Regis Corp.(a)	30,902

Shares	Value
Consumer Discretionary — (continued)
491	Rent-A-Center, Inc., Class A(a)	$18,437
610	Ryland Group, Inc. (The)(a)	24,461
1,652	Scholastic Corp.(a)	48,387
5,468	Scientific Games Corp., Class A†	61,515
1,227	Sinclair Broadcast Group, Inc., Class A(a)	36,049
723	Skechers U.S.A., Inc., Class A†	17,359
1,398	Sonic Automotive, Inc., Class A	29,554
11,407	Sonic Corp.†(a)	166,086
300	Sotheby's(a)	11,373
2,203	Spartan Motors, Inc.	13,483
3,775	Standard Pacific Corp.†(a)	31,446
2,137	Stein Mart, Inc.(a)	29,170
2,790	Steven Madden, Ltd.†	134,980
3,100	Stewart Enterprises, Inc., Class A(a)	40,579
240	Tenneco, Inc.†	10,867
364	Unifi, Inc.†(a)	7,524
715	Valassis Communications, Inc.(a)	17,582
350	Wolverine World Wide, Inc.(a)	19,114
		4,179,176
Consumer Staples — 3.4%
3,160	Alliance One International, Inc.†	12,008
292	Andersons, Inc. (The)(a)	15,531
3,262	Annie's, Inc.†	139,418
1,220	Boulder Brands, Inc.†(a)	14,701
2,303	Chiquita Brands International, Inc.(a)	25,149
70	Coca-Cola Bottling Co. Consolidated	4,281
3,075	Dole Food Co., Inc.†	39,206
1,234	Fresh Del Monte Produce, Inc.	34,404
4,179	Harbinger Group, Inc.†(a)	31,510
1,127	Ingles Markets, Inc., Class A(a)	28,457
5,846	Inter Parfums, Inc.(a)	166,728
1,198	John B. Sanfilippo & Son, Inc.	24,152
873	Nash Finch Co.	19,215
160	Nu Skin Enterprises, Inc., Class A	9,779
3,216	Omega Protein Corp.†(a)	28,880
4,084	Pantry, Inc. (The)†(a)	49,743
1,189	Pilgrim's Pride Corp.†(a)	17,763
8,779	Prestige Brands Holdings, Inc.†	255,820
1,983	Revlon, Inc., Class A†	43,745
11,540	Rite Aid Corp.†(a)	33,004
433	Seneca Foods Corp., Class A†(a)	13,284
820	Spartan Stores, Inc.(a)	15,121
400	Spectrum Brands Holdings, Inc.	22,748
383	Susser Holdings Corp.†(a)	18,338
3,787	TreeHouse Foods, Inc.†	248,200
531	Universal Corp.(a)	30,718
		1,341,903
Energy — 2.9%
5,780	Alpha Natural Resources, Inc.†(a)	30,287
15,850	Approach Resources, Inc.†(a)	389,435
12,692	Callon Petroleum Co.†(a)	42,772
660	Comstock Resources, Inc.(a)	10,382
799	Exterran Holdings, Inc.†(a)	22,468
2,510	Forest Oil Corp.†(a)	10,266
2,820	Global Geophysical Services, Inc.†	13,310
8,378	Gulfport Energy Corp.†	394,352
558	Helix Energy Solutions Group, Inc.†(a)	12,856
17,280	Pacific Drilling†	168,999
400	PDC Energy, Inc.†(a)	20,592

See Notes to Financial Statements.

Small Cap Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Shares	Value
Energy — 2.9% (continued)
3,447	Penn Virginia Corp.(a)	$16,201
		1,131,920
Financials — 15.9%
670	Alexander & Baldwin, Inc.†	26,632
1,175	American Capital Mortgage Investment Corp.‡(a)	21,115
5,102	American Equity Investment Life Holding Co.(a)	80,101
852	American Safety Insurance Holdings, Ltd.†	24,665
475	Amerisafe, Inc.	15,385
1,071	Argo Group International Holdings, Ltd.(a)	45,400
3,759	ARMOUR Residential REIT, Inc.‡(a)	17,705
8,218	Ashford Hospitality Trust, Inc.‡(a)	94,096
1,290	AV Homes, Inc.†(a)	22,872
1,426	Banco Latinoamericano de Comercio Exterior SA, Class E(a)	31,928
1,320	BancorpSouth, Inc.	23,364
2,621	Bank Mutual Corp.(a)	14,783
189	Bank of Marin Bancorp	7,560
6,750	Bank of the Ozarks, Inc.(a)	292,477
6,437	Boston Private Financial Holdings, Inc.(a)	68,490
3,396	Capstead Mortgage Corp.‡	41,092
1,371	Cathay General Bancorp	27,900
6,604	Cedar Realty Trust, Inc.‡(a)	34,209
1,404	Centerstate Banks, Inc.(a)	12,187
540	Central Pacific Financial Corp.	9,720
1,771	Chemical Financial Corp.(a)	46,028
403	City Holding Co.(a)	15,697
7,366	CNO Financial Group, Inc.	95,463
316	Colonial Properties Trust‡	7,622
1,283	Community Bank System, Inc.(a)	39,581
1,370	Cousins Properties, Inc.‡(a)	13,837
8,640	Cowen Group, Inc., Class A†	25,056
1,580	DuPont Fabros Technology, Inc.‡(a)	38,157
5,114	Dynex Capital, Inc.‡(a)	52,112
922	Eagle Bancorp, Inc.†	20,634
1,234	Employers Holdings, Inc.	30,171
811	Enterprise Financial Services Corp.	12,944
918	EPR Properties‡(a)	46,148
2,364	Equity One, Inc.‡(a)	53,497
2,347	EverBank Financial Corp.(a)	38,866
1,413	FBL Financial Group, Inc., Class A	61,480
350	Federal Agricultural Mortgage Corp., Class C	10,108
4,111	FelCor Lodging Trust, Inc.‡(a)	24,296
931	First American Financial Corp.	20,519
2,164	First BanCorp(a)	15,321
9,988	First Busey Corp.	44,946
229	First Citizens BancShares, Inc., Class A	43,979
10,918	First Commonwealth Financial Corp.	80,466
1,492	First Financial Bancorp	22,231
922	First Financial Bankshares, Inc.(a)	51,318
1,914	First Industrial Realty Trust, Inc.‡(a)	29,035
2,261	First Potomac Realty Trust‡(a)	29,529
3,684	FirstMerit Corp.(a)	73,791
3,673	FNB Corp.(a)	44,370
763	Fox Chase Bancorp, Inc.(a)	12,971
585	FXCM, Inc., Class A	9,600

Shares	Value
Financials — (continued)
1,070	Gain Capital Holdings, Inc.(a)	$6,752
1,391	Glacier Bancorp, Inc.(a)	30,866
1,750	Global Indemnity PLC, Class A†(a)	41,213
1,043	Greenlight Capital Re, Ltd., Class A†	25,585
1,478	Hanmi Financial Corp.†(a)	26,116
563	Heartland Financial USA, Inc.(a)	15,477
648	Highwoods Properties, Inc.‡(a)	23,075
16,494	Hilltop Holdings, Inc.†(a)	270,502
10,062	Home BancShares, Inc.(a)	261,310
592	Horace Mann Educators Corp.(a)	14,433
3,062	Iberiabank Corp.(a)	164,154
371	Infinity Property & Casualty Corp.(a)	22,171
2,681	Inland Real Estate Corp.‡(a)	27,400
900	INTL FCStone, Inc.†(a)	15,705
2,617	Invesco Mortgage Capital, Inc.‡(a)	43,337
4,398	Investment Technology Group, Inc.(a)	61,484
6,572	iStar Financial, Inc.† ‡	74,198
715	Lakeland Financial Corp.	19,841
1,803	Lexington Realty Trust‡(a)	21,059
4,972	Maiden Holdings, Ltd.(a)	55,786
50	Markel Corp.†	26,347
4,509	MarketAxess Holdings, Inc.	210,796
3,903	MB Financial, Inc.	104,600
2,757	Meadowbrook Insurance Group, Inc.(a)	22,139
615	Medallion Financial Corp.	8,555
691	Mercantile Bank Corp.	12,417
1,919	MFA Financial, Inc.‡(a)	16,215
4,780	MGIC Investment Corp.(a)	29,015
1,135	Montpelier Re Holdings, Ltd.(a)	28,386
1,482	MVC Capital, Inc.(a)	18,658
8,944	National Penn Bancshares, Inc.(a)	90,871
157	National Western Life Insurance Co., Class A(a)	29,806
860	Nationstar Mortgage Holdings, Inc.†(a)	32,198
340	Navigators Group, Inc. (The)†	19,394
952	NBT Bancorp, Inc.(a)	20,154
982	Nelnet, Inc., Class A	35,440
583	New Mountain Finance Corp.(a)	8,255
7,746	NorthStar Realty Finance Corp.‡(a)	70,489
1,256	Ocwen Financial Corp.†	51,772
1,577	Old National Bancorp(a)	21,810
659	One Liberty Properties, Inc.‡(a)	14,472
745	Oppenheimer Holdings, Inc., Class A	14,185
2,409	Pacific Continental Corp.(a)	28,426
1,190	Parkway Properties, Inc.‡(a)	19,944
1,499	PHH Corp.†(a)	30,549
448	Phoenix, Inc.†(a)	19,264
855	Pinnacle Financial Partners, Inc.†(a)	21,982
619	Piper Jaffray Cos.†	19,567
659	Platinum Underwriters Holdings, Ltd.	37,708
783	Primerica†	29,316
22,596	PrivateBancorp, Inc., Class A(a)	479,261
1,547	Provident Financial Services, Inc.	24,412
3,027	Radian Group, Inc.(a)	35,174
3,641	RAIT Financial Trust‡	27,380
1,850	Redwood Trust, Inc.‡(a)	31,450
825	Republic Bancorp, Inc., Class A(a)	18,084
373	RLI Corp.(a)	28,501
1,274	RLJ Lodging Trust‡	28,652

See Notes to Financial Statements.

Small Cap Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Shares	Value
Financials — 15.9% (continued)
410	Rouse Properties, Inc.‡(a)	$8,044
702	S&T Bancorp, Inc.	13,759
2,510	Safeguard Scientifics, Inc.†(a)	40,285
2,230	Signature Bank†(a)	185,135
819	Simmons First National Corp., Class A(a)	21,368
675	Starwood Property Trust, Inc.‡	16,706
1,127	Sterling Financial Corp.(a)	26,800
1,414	Strategic Hotels & Resorts, Inc.† ‡	12,528
4,215	Susquehanna Bancshares, Inc.(a)	54,163
3,819	SVB Financial Group†(a)	318,199
948	SWS Group, Inc.†(a)	5,167
4,960	Texas Capital Bancshares, Inc.†(a)	220,026
755	Trico Bancshares(a)	16,104
2,698	TrustCo Bank Corp.	14,677
3,887	Two Harbors Investment Corp.‡	39,842
1,315	Union First Market Bankshares Corp.(a)	27,076
561	United Fire Group, Inc.(a)	13,930
831	Walter Investment Management Corp.	28,096
4,334	Webster Financial Corp.	111,297
2,021	Western Alliance Bancorp†(a)	31,992
995	Western Asset Mortgage Capital Corp.‡(a)	17,373
		6,230,129
Health Care — 7.3%
8,438	Air Methods Corp.(a)	285,879
22,434	Akorn, Inc.†(a)	303,308
439	Almost Family, Inc.	8,341
1,083	Amedisys, Inc.†(a)	12,585
673	Amsurg Corp., Class A†(a)	23,622
1,590	athenahealth, Inc.†(a)	134,705
4,157	Cantel Medical Corp.(a)	140,797
5,139	Centene Corp.†	269,592
731	CONMED Corp.	22,836
1,934	Emeritus Corp.†	44,830
4,630	Enzon Pharmaceuticals, Inc.	9,260
699	ExamWorks Group, Inc.†(a)	14,840
1,203	Five Star Quality Care, Inc.†(a)	6,749
1,552	HealthSouth Corp.†(a)	44,698
10,340	HMS Holdings Corp.†(a)	240,922
4,040	ICON PLC†	143,137
979	Kindred Healthcare, Inc.†(a)	12,854
1,409	Magellan Health Services, Inc.†	79,017
870	MedAssets, Inc.†	15,434
4,010	Medidata Solutions, Inc.†	310,574
1,118	Molina Healthcare, Inc.†(a)	41,567
381	National Healthcare Corp.	18,212
1,160	Nektar Therapeutics†	13,398
2,237	Neogen Corp.†	124,288
463	NuVasive, Inc.†	11,478
288	Owens & Minor, Inc.(a)	9,743
6,414	PAREXEL International Corp.†(a)	294,659
2,482	PDL BioPharma, Inc.(a)	19,161
2,029	PharMerica Corp.†	28,122
4,754	RTI Biologics, Inc.†	17,875
4,452	Select Medical Holdings Corp.	36,506
2,030	Sequenom, Inc.†(a)	8,547
1,433	Skilled Healthcare Group, Inc., Class A†(a)	9,572
1,027	Triple-S Management Corp., Class B†(a)	22,050

Shares	Value
Health Care — (continued)
2,884	Universal American Corp.(a)	$25,639
3,044	Vanda Pharmaceuticals, Inc.†(a)	24,596
644	ViroPharma, Inc.†(a)	18,450
467	WellCare Health Plans, Inc.†	25,942
		2,873,785
Industrials — 9.8%
787	AAR Corp.(a)	17,298
3,060	Accuride Corp.†(a)	15,484
7,230	Advisory Board Co. (The)†(a)	395,120
2,950	Air Transport Services Group, Inc.†	19,499
9,004	Aircastle, Ltd.(a)	143,974
320	Alaska Air Group, Inc.†	16,640
502	Albany International Corp., Class A(a)	16,556
131	American Science & Engineering, Inc.	7,336
779	Ampco-Pittsburgh Corp.	14,622
1,075	Argan, Inc.	16,770
690	Arkansas Best Corp.(a)	15,835
430	Atlas Air Worldwide Holdings, Inc.†(a)	18,817
200	Avis Budget Group, Inc.†	5,750
6,597	Beacon Roofing Supply, Inc.†(a)	249,894
860	Belden, Inc.(a)	42,940
2,745	Blount International, Inc.†(a)	32,446
412	Brady Corp., Class A	12,661
1,645	Briggs & Stratton Corp.(a)	32,571
1,554	CAI International, Inc.†	36,628
5,229	Casella Waste Systems, Inc., Class A†	22,537
2,630	CBIZ, Inc.†(a)	17,647
2,955	Chart Industries, Inc.†(a)	278,036
1,414	Comfort Systems USA, Inc.(a)	21,097
940	CRA International, Inc.†(a)	17,362
750	Cubic Corp.(a)	36,075
1,650	Curtiss-Wright Corp.	61,149
346	EMCOR Group, Inc.	14,065
992	Encore Wire Corp.(a)	33,827
5,707	EnerSys, Inc.(a)	279,871
3,545	Federal Signal Corp.(a)	31,019
1,677	FTI Consulting, Inc.†(a)	55,157
1,950	GenCorp, Inc.(a)	31,707
780	General Cable Corp.	23,985
90	Genessee & Wyoming, Inc., Class A†(a)	7,636
2,968	Great Lakes Dredge & Dock Corp.(a)	23,210
2,884	Griffon Corp.(a)	32,445
4,423	Hawaiian Holdings, Inc.†(a)	27,025
16,258	Healthcare Services Group, Inc.(a)	398,646
200	HEICO Corp.(a)	10,074
4,122	Hub Group, Inc., Class A†(a)	150,123
483	Hyster-Yale Materials Handling, Inc.	30,328
580	International Shipholding Corp.(a)	13,531
6,802	JetBlue Airways Corp.†(a)	42,853
1,260	Kelly Services, Inc., Class A(a)	22,012
1,562	Layne Christensen Co.†(a)	30,474
746	MasTec, Inc.†(a)	24,543
4,430	Meritor, Inc.†(a)	31,231
826	Michael Baker Corp.	22,393
2,586	Miller Industries, Inc.	39,773
554	Mueller Industries, Inc.	27,938
675	MYR Group, Inc.†(a)	13,129
895	NCI Building Systems, Inc.†	13,684
1,067	NN, Inc.	12,174
1,354	Orion Marine Group, Inc.†(a)	16,370

See Notes to Financial Statements.

Small Cap Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Shares	Value
Industrials — 9.8% (continued)
527	Patrick Industries, Inc.†(a)	$10,956
1,940	Quality Distribution, Inc.†(a)	17,150
2,800	Republic Airways Holdings, Inc.†	31,724
1,323	Rexnord Corp.†(a)	22,292
962	Rush Enterprises, Inc., Class A†(a)	23,809
1,719	SkyWest, Inc.	23,275
2,161	Sterling Construction Co., Inc.†(a)	19,579
2,056	TAL International Group, Inc.(a)	89,580
260	Teledyne Technologies, Inc.†	20,111
483	Textainer Group Holdings, Ltd.(a)	18,567
3,680	Triumph Group, Inc.(a)	291,272
1,538	Tutor Perini Corp.(a)	27,822
967	US Airways Group, Inc.†(a)	15,878
451	USG Corp.†	10,396
2,810	UTi Worldwide, Inc.(a)	46,281
2,945	Wabtec Corp.	157,351
		3,850,010
Information Technology — 8.4%
1,739	Acxiom Corp.†(a)	39,441
26,076	Applied Micro Circuits Corp.†(a)	229,469
9,000	Aruba Networks, Inc.†(a)	138,240
11,767	AVG Technologies NV†(a)	228,868
380	Black Box Corp.	9,621
327	CACI International, Inc., Class A†(a)	20,761
1,525	Ceva, Inc.†	29,524
860	Checkpoint Systems, Inc.†(a)	12,204
811	Ciena Corp.†(a)	15,750
742	Comtech Telecommunications Corp.	19,952
1,966	Datalink Corp.†	20,918
180	Diodes, Inc.†(a)	4,675
950	DSP Group, Inc.†(a)	7,894
1,810	EarthLink, Inc.(a)	11,240
4,736	Envestnet, Inc.†(a)	116,506
119	First Solar, Inc.†(a)	5,323
1,650	FormFactor, Inc.†(a)	11,138
8,740	Imation Corp.	36,970
12,371	Inphi Corp.†	136,081
1,689	Insight Enterprises, Inc.†	29,963
10,790	InvenSense, Inc., Class A†(a)	165,950
9,050	Ixia†(a)	166,520
3,203	MAXIMUS, Inc.	238,559
2,100	MoneyGram International, Inc.(a)	47,565
2,940	Monster Worldwide, Inc.†(a)	14,435
359	NETGEAR, Inc.†(a)	10,964
1,862	OmniVision Technologies, Inc.†(a)	34,726
2,427	Photronics, Inc.†(a)	19,562
320	Plexus Corp.†(a)	9,565
9,615	Procera Networks, Inc.†(a)	132,014
5,210	QLIK Technologies, Inc.†	147,287
2,876	Rambus, Inc.†(a)	24,705
3,404	RF Micro Devices, Inc.†(a)	18,211
1,665	Richardson Electronics, Ltd.(a)	19,547
1,043	Sanmina Corp.†(a)	14,967
1,660	ScanSource, Inc.†(a)	53,120
5,920	Sigma Designs, Inc.†	29,896
3,680	Sourcefire, Inc.†(a)	204,424
1,858	Spansion, Inc., Class A†	23,262
3,991	SPS Commerce, Inc.†(a)	219,505
6,631	SunEdison, Inc.†	54,175
2,210	SunPower Corp., Class A†(a)	45,747

Shares	Value
Information Technology — (continued)
9,509	Synchronoss Technologies, Inc.†(a)	$293,543
1,003	SYNNEX Corp.†(a)	42,407
4,311	Tellabs, Inc.(a)	8,536
1,110	TriQuint Semiconductor, Inc.†	7,692
1,953	TTM Technologies, Inc.†	16,405
310	Unisys Corp.†	6,842
4,313	United Online, Inc.(a)	32,692
480	Web.com Group, Inc.†(a)	12,288
780	WebMD Health Corp., Class A†	22,909
6,330	Westell Technologies, Inc., Class A†	15,129
		3,277,687
Materials — 1.4%
947	A Schulman, Inc.	25,399
863	Berry Plastics Group, Inc.†	19,046
4,003	Boise, Inc.(a)	34,186
1,398	Century Aluminum Co.†(a)	12,973
411	Clearwater Paper Corp.†(a)	19,342
772	Coeur Mining, Inc.†	10,268
4,790	Graphic Packaging Holding Co.†	37,075
1,370	Handy & Harman, Ltd.†(a)	24,496
515	HB Fuller Co.(a)	19,472
3,643	Hecla Mining Co.(a)	10,856
202	Koppers Holdings, Inc.(a)	7,712
571	Kraton Performance Polymers, Inc.†(a)	12,105
716	Louisiana-Pacific Corp.	10,590
643	Minerals Technologies, Inc.	26,582
1,036	Myers Industries, Inc.(a)	15,550
855	Neenah Paper, Inc.(a)	27,163
1,287	Olympic Steel, Inc.(a)	31,531
691	OM Group, Inc.†(a)	21,366
1,834	PH Glatfelter Co.	46,034
558	PolyOne Corp.(a)	13,827
1,670	Resolute Forest Products, Inc.†(a)	21,994
1,075	Sensient Technologies Corp.(a)	43,505
4,366	Wausau Paper Corp.(a)	49,772
		540,844
Telecommunication Services — 0.3%
9,126	Cincinnati Bell, Inc.†(a)	27,926
1,850	Consolidated Communications Holdings, Inc.(a)	32,209
3,410	General Communication, Inc., Class A†	26,700
1,180	Inteliquent, Inc.(a)	6,785
550	Lumos Networks Corp.(a)	9,405
1,090	NTELOS Holdings Corp.(a)	17,941
1,413	Primus Telecommunications Group, Inc.	16,871
		137,837
Utilities — 0.8%
288	Avista Corp.(a)	7,782
595	Cleco Corp.(a)	27,626
515	El Paso Electric Co.(a)	18,185
439	Empire District Electric Co.(a)	9,794
388	IDACORP, Inc.	18,531
348	Laclede Group, Inc.	15,890
177	MGE Energy, Inc.(a)	9,692
208	NorthWestern Corp.	8,299
1,897	Ormat Technologies, Inc.(a)	44,617
403	Piedmont Natural Gas Co., Inc.(a)	13,597
723	PNM Resources, Inc.(a)	16,043
1,071	Portland General Electric Co.(a)	32,762

See Notes to Financial Statements.

Small Cap Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Shares	Value
Utilities — 0.8% (continued)
507	Southwest Gas Corp.	$23,723
451	UIL Holdings Corp.(a)	17,251
308	UNS Energy Corp.	13,777
419	WGL Holdings, Inc.	18,109
		295,678
Total Common Stock
(Cost $21,094,392)		23,858,969

INVESTMENTS IN UNDERLYING FUNDS — 38.1%
333,754	Wilshire Small Company Growth Portfolio*	7,432,706
359,111	Wilshire Small Company Value Portfolio*	7,476,689

Total Investments in Underlying Funds
(Cost $13,995,330)		14,909,395

SHORT-TERM INVESTMENTS — 31.8%
308,472	Northern Trust Institutional Government Select Portfolio, 0.010%(b)	308,472
12,169,235	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(b)(c)	12,169,235

Total Short-Term Investments
(Cost $12,477,707)		12,477,707

Total Investments — 130.8%
(Cost $47,567,429)		51,246,071

Other Assets & Liabilities, Net — (30.8)%		(12,056,473)

NET ASSETS — 100.0%		$39,189,598

*	Affiliated Fund

†	Non-income producing security.

‡	Real Estate Investment Trust.

Ltd. — Limited.
PLC — Public Limited Company.
REIT — Real Estate Investment Trust.

(a)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $11,815,772.

(b)	Rate shown is the 7-day effective yield as of June 30, 2013.

(c)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2013 was $12,169,235. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $43,725.

As of June 30, 2013, all of the Fund’s investments in securities were considered Level 1. For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

See Notes to Financial Statements.

International Equity Fund Schedule of Investments June 30, 2013 (Unaudited)

Shares	Value
COMMON STOCK — 71.0%
Australia — 2.7%
474	AGL Energy, Ltd.	$6,272
2,580	Alumina, Ltd.	2,296
867	Amcor, Ltd.	8,013
1,558	AMP, Ltd.	6,025
847	Aristocrat Leisure, Ltd.	3,310
8,321	Australia & New Zealand Banking Group, Ltd.	216,009
2,296	BHP Billiton, Ltd.	66,086
538	BlueScope Steel, Ltd.	2,289
1,254	Brambles, Ltd.	10,682
1,195	Commonwealth Bank of Australia	75,221
484	CSL, Ltd.	27,190
588	DuluxGroup, Ltd.	2,262
1,156	Echo Entertainment Group, Ltd.	3,240
1,510	Fortescue Metals Group, Ltd.(a)	4,157
1,025	GPT Group‡	3,599
430	Iluka Resources, Ltd.(a)	3,875
1,819	Incitec Pivot, Ltd.	4,736
15,651	Insurance Australia Group, Ltd.	77,687
166	Leighton Holdings, Ltd.	2,326
539	Macquarie Atlas Roads Group	955
256	Macquarie Group, Ltd.	9,764
1,650	National Australia Bank, Ltd.	44,632
554	Newcrest Mining, Ltd.	5,114
298	Orica, Ltd.	5,617
1,024	Origin Energy, Ltd.	11,734
779	QBE Insurance Group, Ltd.	10,786
303	Rio Tinto, Ltd.	14,521
1,015	Santos, Ltd.	11,559
2,365	Stockland‡	7,525
1,376	Suncorp Group, Ltd.	14,945
1,156	Tabcorp Holdings, Ltd.	3,220
3,872	Telstra Corp., Ltd.	16,833
750	Toll Holdings, Ltd.	3,630
1,259	Transurban Group	7,775
723	Wesfarmers, Ltd.	26,163
123	Wesfarmers, Ltd. PPS	4,535
1,721	Westfield Group‡	18,026
1,721	Westfield Retail Trust‡	4,867
2,764	Westpac Banking Corp.	72,569
469	Woodside Petroleum, Ltd.	14,937
1,078	Woolworths, Ltd.	32,293
185	WorleyParsons, Ltd.	3,277
		870,552
Austria — 0.1%
120	Erste Group Bank AG(a)	3,199
126	OMV AG	5,684
382	Telekom Austria AG	2,417
218	Vienna Insurance Group	10,113
		21,413
Belgium — 0.3%
255	Ageas	8,948
576	Anheuser-Busch InBev NV	51,859
136	Belgacom SA	3,045
95	Delhaize Group SA(a)	5,873
66	Groupe Bruxelles Lambert SA(a)	4,971
194	KBC Groep NV	7,232
48	Solvay SA	6,285

Shares	Value
Belgium — (continued)
97	UCB SA	$5,207
		93,420
Brazil — 0.6%
2,930	Banco Bradesco SA ADR	38,119
15,500	Cia de Saneamento Basico do Estado de Sao Paulo ADR(a)	161,355
		199,474
Canada — 2.9%
300	Agrium, Inc.(a)	26,009
3,100	Alimentation Couche Tard, Inc., Class B(a)	183,931
1,900	Canadian National Railway Co.(a)	184,996
1,040	Canadian Pacific Railway, Ltd.	126,111
3,100	Husky Energy, Inc.(a)	82,592
1,000	Magna International, Inc.(a)	71,180
2,400	Pacific Rubiales Energy Corp.	42,149
4,100	Royal Bank of Canada(a)	238,897
		955,865
China — 1.3%
22,000	Anhui Conch Cement Co., Ltd., Class H(a)	59,145
369,000	Bank of China, Ltd., Class H	151,166
10,000	Beijing Enterprises Holdings, Ltd.	72,029
61,000	Dongyue Group	24,199
3,546	FIH Mobile, Ltd.†(a)	1,938
45,621	PICC Property & Casualty Co., Ltd., Class H	51,153
1,549	Sands China, Ltd.	7,238
20,800	Sinopharm Group Co., Ltd., Class H	51,983
		418,851
Denmark — 1.0%
1	AP Moller - Maersk A/S, Class B	7,154
92	Carlsberg A, Class B	8,226
407	Danske Bank A/S†	6,943
2,239	DSV A/S	54,542
318	Novo Nordisk A/S, Class B	49,437
302	Novozymes A, Class B	9,673
6,800	Topdanmark A†	173,071
169	Vestas Wind Systems A/S†	2,389
		311,435
Finland — 1.3%
518	Fortum OYJ	9,704
126	Kone OYJ, Class B(a)	9,994
2,778	Nokia OYJ	10,356
10,900	Pohjola Bank PLC, Class A	160,167
5,613	Sampo, Class A	218,568
702	Stora Enso OYJ, Class R	4,701
575	UPM-Kymmene OYJ	5,635
131	Wartsila OYJ Abp(a)	5,692
		424,817
France — 4.1%
179	Accor SA	6,292
248	Air Liquide SA	30,628
2,217	Alcatel-Lucent†(a)	4,038
213	Alstom SA	6,987
1,375	AXA SA	27,105
698	BNP Paribas	38,212
218	Bouygues SA	5,555
140	Cap Gemini SA	6,799

See Notes to Financial Statements.

International Equity Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Shares	Value
France — 4.1% (continued)
467	Carrefour SA	$12,827
1,230	Christian Dior SA	198,710
348	Cie de St.-Gobain	14,101
143	Cie Generale de Geophysique-Veritas	3,168
1,019	Cie Generale des Etablissements Michelin, Class B	91,114
165	Cie Generale d'Optique Essilor International SA	17,579
348	CNP Assurances	4,996
779	Credit Agricole SA	6,705
460	Danone SA	34,623
179	Edenred	5,481
175	Electricite de France SA	4,061
1,690	France Telecom SA	16,003
1,025	GDF Suez	20,105
48	Groupe Fnac†	125
169	Lafarge SA	10,377
160	Lagardere SCA	4,464
237	L'Oreal SA	38,959
182	LVMH Moet Hennessy Louis Vuitton SA	29,548
19	Neopost SA(a)	1,258
138	Pernod-Ricard SA	15,317
48	PPR	9,768
127	Publicis Groupe SA	9,045
138	Renault SA	9,295
3,202	Sanofi-Aventis SA	331,023
390	Schneider Electric SA	28,324
574	Societe Generale	19,754
1,511	Sodexo	125,805
218	Suez Environnement Co.	2,817
77	Technip SA	7,826
1,477	Total SA	72,141
64	Unibail-Rodamco SE‡	14,906
131	Vallourec SA	6,648
420	Veolia Environnement SA	4,795
292	Vinci SA	14,647
968	Vivendi SA	18,345
		1,330,276
Germany — 6.7%
2,044	Adidas AG	220,953
326	Allianz SE	47,583
2,908	BASF SE	259,373
3,061	Bayer AG	325,905
941	Bayerische Motoren Werke AG	82,126
80	Beiersdorf AG	6,969
430	Brenntag AG	65,356
303	Commerzbank AG†	2,632
103	Continental AG	13,731
696	Daimler AG	42,017
668	Deutsche Bank AG	28,011
169	Deutsche Boerse AG	11,113
640	Deutsche Post AG	15,883
2,017	Deutsche Telekom AG	23,499
1,429	E.ON SE	23,419
243	Fresenius Medical Care AG & Co. KGAA	17,224
2,170	Fresenius SE & Co. KGaA	267,084
1,650	Hannover Rueckversicherung SE	118,646
145	HeidelbergCement AG	9,715
102	Henkel AG & Co. KGaA	7,989

Shares	Value
Germany — (continued)
937	Infineon Technologies AG	$7,843
196	K+S AG	7,244
126	Linde AG	23,480
51	Merck KGAA	7,756
150	Metro AG	4,740
1,161	Muenchener Rueckversicherungs AG	213,290
350	RWE AG	11,157
3,792	SAP AG	276,902
555	Siemens AG	56,201
136	Solarworld AG	81
348	ThyssenKrupp AG	6,822
31	Volkswagen AG	6,027
		2,210,771
Greece — 0.0%
518	Alpha Bank AE†	290
329	Hellenic Telecommunications Organization SA	2,573
66	National Bank of Greece SA†	213
242	OPAP SA	2,025
22	Piraeus Bank SA†	35
		5,136
Guernsey — 0.0%
1,563	Resolution, Ltd.	6,770

Hong Kong — 4.7%
7,163	AIA Group, Ltd.	30,178
2,343	Bank of East Asia, Ltd.	8,386
5,614	BOC Hong Kong Holdings, Ltd.	17,174
14,549	Cheung Kong Holdings, Ltd.	196,185
35,000	Cheung Kong Infrastructure Holdings, Ltd.	233,217
24,000	China Overseas Land & Investment, Ltd.	62,483
1,250	CLP Holdings, Ltd.	10,105
992	Esprit Holdings, Ltd.	1,462
1,840	Hang Lung Properties, Ltd.	6,373
1,016	Hang Seng Bank, Ltd.	14,962
4,162	Hong Kong & China Gas Co., Ltd.	10,155
920	Hong Kong Exchanges and Clearing, Ltd.	13,818
2,468	Hutchison Whampoa, Ltd.	25,821
11,000	Jardine Strategic Holdings, Ltd.	398,321
168,000	Lenovo Group, Ltd.(a)	151,217
3,997	Li & Fung, Ltd.(a)	5,448
2,420	Link REIT‡	11,877
2,311	New World Development, Ltd.	3,174
1,500	Power Assets Holdings, Ltd.	12,912
46,000	SJM Holdings, Ltd.	111,633
920	Sun Hung Kai Properties, Ltd.	11,815
678	Swire Pacific, Ltd., Class A	8,169
55,000	Techtronic Industries Co.	130,571
1,375	Tencent Holdings, Ltd.	53,690
1,420	Wharf Holdings, Ltd.	11,852
		1,540,998
India — 0.3%
2,490	Dr. Reddy's Laboratories, Ltd. ADR(a)	94,172

Indonesia — 0.3%
104,500	Bank Mandiri	94,252

See Notes to Financial Statements.

International Equity Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Shares	Value
Ireland — 0.1%
644	CRH PLC	$13,030
373	Elan Corp. PLC	5,234
1,162	Experian PLC	20,196
		38,460
Isle of Man — 0.0%
5,808	Genting Singapore PLC(a)	6,023

Israel — 0.1%
592	Israel Chemicals, Ltd.	5,814
726	Teva Pharmaceutical Industries, Ltd.	28,414
		34,228
Italy — 0.7%
967	Assicurazioni Generali SpA	16,903
386	Atlantia SpA	6,296
2,255	Banca Monte dei Paschi di Siena SPA†(a)	571
741	Banco Popolare SC	871
5,237	Enel SPA	16,433
6,210	Eni SpA	127,453
731	Fiat Industrial SpA	8,137
731	Fiat SPA	5,098
528	Finmeccanica SPA	2,642
7,899	Intesa Sanpaolo SpA	12,643
1,055	Intesa Sanpaolo SpA, RNC	1,412
1,118	Mediaset SpA	4,211
665	Mediobanca SpA	3,459
211	Saipem SpA	3,425
2,166	Snam Rete Gas SpA	9,863
6,933	Telecom Italia SpA	4,832
6,350	Telecom Italia SpA, RNC	3,540
3,108	UniCredit SpA	14,529
548	Unione di Banche Italiane SCPA	1,982
		244,300
Japan — 13.2%
145	Advantest Corp.	2,389
774	Aeon Co., Ltd.	10,171
242	Aisin Seiki Co., Ltd.	9,240
332	Ajinomoto Co., Inc.	4,870
532	Amada Co., Ltd.	3,503
339	Asahi Breweries, Ltd.(a)	8,398
1,065	Asahi Glass Co., Ltd.(a)	6,903
1,742	Asahi Kasei Corp.	11,494
2,236	Astellas Pharma, Inc.	121,469
1,984	Bank of Yokohama, Ltd. (The)	10,235
629	Bridgestone Corp.	21,449
870	Canon, Inc.	28,513
97	Central Japan Railway Co.	11,822
678	Chiba Bank, Ltd. (The)	4,626
425	Chubu Electric Power Co., Inc.	6,020
242	Chugai Pharmaceutical Co., Ltd.	5,009
48	Credit Saison Co., Ltd.	1,206
532	Dai Nippon Printing Co., Ltd.	4,854
9	Dai-ichi Life Insurance Co., Ltd.	12,920
678	Daiichi Sankyo Co., Ltd.	11,299
194	Daikin Industries, Ltd.	7,841
897	Daito Trust Construction Co., Ltd.	84,515
149	Daiwa House Industry Co., Ltd.	2,776
1,404	Daiwa Securities Group, Inc.	11,758
459	Denso Corp.	21,579
242	Dentsu, Inc.	8,372

Shares	Value
Japan — (continued)
890	East Japan Railway Co.	$69,271
242	Eisai Co., Ltd.	9,862
97	Electric Power Development Co., Ltd.	3,033
145	FANUC Corp.	20,985
48	Fast Retailing Co., Ltd.	16,200
387	FUJIFILM Holdings Corp.	8,511
1,742	Fujitsu, Ltd.	7,207
920	Fukuoka Financial Group, Inc.	3,913
105	Hankyu Hanshin Holdings, Inc.	598
48	Hirose Electric Co., Ltd.	6,322
3,762	Hitachi, Ltd.	24,105
246	Hokkaido Electric Power Co., Inc.	3,357
774	Hokuhoku Financial Group, Inc.	1,580
1,204	Honda Motor Co., Ltd.	44,728
436	Hoya Corp.	8,968
97	Ibiden Co., Ltd.	1,510
1	INPEX Corp.	4,156
10,713	ITOCHU Corp.	123,884
2	Japan Retail Fund Investment Corp., Class REIT‡	4,178
563	Japan Steel Works, Ltd. (The)	3,090
3,974	Japan Tobacco, Inc.	140,273
339	JFE Holdings, Inc.(a)	7,427
3,000	JGC Corp.	108,037
968	Joyo Bank, Ltd. (The)(a)	5,287
581	JTEKT Corp.	6,512
1,094	JX Holdings, Inc.	5,282
1,113	Kajima Corp.	3,690
532	Kansai Electric Power Co., Inc. (The)	7,282
484	Kao Corp.	16,476
484	KDDI Corp.	25,204
491	Keio Corp.	3,373
59	Keyence Corp.	18,798
1,597	Kintetsu Corp.	7,011
920	Kirin Holdings Co., Ltd.	14,411
2,952	Kobe Steel, Ltd.	3,651
871	Komatsu, Ltd.(a)	20,061
532	Konica Minolta, Inc.	4,004
548	Kubota Corp.	7,975
484	Kuraray Co., Ltd.	6,783
145	Kyocera Corp.	14,753
339	Kyushu Electric Power Co., Inc.	5,109
339	LIXIL Group Corp.	8,255
1,300	Makita Corp.	69,891
1,549	Marubeni Corp.	10,352
436	Marui Group Co., Ltd.	4,343
1,900	Miraca Holdings, Inc.	87,311
871	Mitsubishi Chemical Holdings Corp.	4,082
3,058	Mitsubishi Corp.	52,242
1,549	Mitsubishi Electric Corp.	14,474
1,065	Mitsubishi Estate Co., Ltd.	28,354
678	Mitsubishi Gas Chemical Co., Inc.	4,971
2,904	Mitsubishi Heavy Industries, Ltd.	16,145
1,258	Mitsubishi Materials Corp.	4,429
9,465	Mitsubishi UFJ Financial Group, Inc.	58,455
1,355	Mitsui & Co., Ltd.	16,992
774	Mitsui Fudosan Co., Ltd.	22,756
1,307	Mitsui OSK Lines, Ltd.	5,079
116,050	Mizuho Financial Group, Inc.	241,000
363	MS&AD Insurance Group Holdings	9,195

See Notes to Financial Statements.

International Equity Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Shares	Value
Japan — 13.2% (continued)
194	Murata Manufacturing Co., Ltd.	$14,757
766	NEC Corp.	1,677
48	Nidec Corp.(a)	3,358
387	Nikon Corp.	9,042
66	Nintendo Co., Ltd.	7,771
511	Nippon Electric Glass Co., Ltd.	2,487
1,016	Nippon Express Co., Ltd.	4,825
5,602	Nippon Steel & Sumitomo Metal Corp.	15,093
3,139	Nippon Telegraph & Telephone Corp.	163,607
1,355	Nippon Yusen KK	3,585
14,117	Nissan Motor Co., Ltd.	141,489
194	Nitto Denko Corp.	12,442
230	NKSJ Holdings, Inc.	5,466
3,243	Nomura Holdings, Inc.	23,871
532	NSK, Ltd.	5,075
1	NTT Data Corp.	3,562
12	NTT DOCOMO, Inc.	18,668
532	Obayashi Corp.	2,759
194	Olympus Corp.	5,895
242	Omron Corp.	7,215
800	ORIX Corp.	10,918
21,323	Osaka Gas Co., Ltd.	90,035
300	Otsuka Holdings Co., Ltd.	9,906
2,016	Panasonic Corp.	16,233
774	Rakuten, Inc.	9,153
2,130	Resona Holdings, Inc.	10,373
532	Ricoh Co., Ltd.(a)	6,304
97	Rohm Co., Ltd.	3,940
145	Secom Co., Ltd.	7,884
194	Sega Sammy Holdings, Inc.	4,861
145	Seiko Epson Corp.(a)	1,980
8,968	Sekisui Chemical Co., Ltd.	95,227
823	Sekisui House, Ltd.	11,891
3,726	Seven & I Holdings Co., Ltd.	136,459
920	Sharp Corp.	3,704
339	Shin-Etsu Chemical Co., Ltd.	22,437
629	Shinsei Bank, Ltd.	1,428
532	Shionogi & Co., Ltd.	11,094
339	Shiseido Co., Ltd.	5,044
532	Shizuoka Bank, Ltd. (The)	5,738
1,355	Showa Denko KK	1,787
67	SMC Corp.	13,432
726	Softbank Corp.	42,260
2,199	Sojitz Corp.	3,648
871	Sony Corp.(a)	18,401
1,549	Sumitomo Chemical Co., Ltd.	4,859
9,713	Sumitomo Corp.	121,059
581	Sumitomo Electric Industries, Ltd.	6,916
871	Sumitomo Heavy Industries, Ltd.	3,657
629	Sumitomo Metal Mining Co., Ltd.	7,006
3,862	Sumitomo Mitsui Financial Group, Inc.	176,776
2,795	Sumitomo Mitsui Trust Holdings, Inc.	13,041
484	Sumitomo Realty & Development Co., Ltd.	19,289
1,800	Sundrug Co., Ltd.	76,389
484	Suzuki Motor Corp.	11,157
290	T&D Holdings, Inc.	3,879
629	Takashimaya Co., Ltd.	6,375
629	Takeda Pharmaceutical Co., Ltd.	28,364
97	TDK Corp.	3,343

Shares		Value
Japan — (continued)
1,500	Teijin, Ltd.(a)	$3,286
194	Terumo Corp.	9,643
1,210	Tobu Railway Co., Ltd.	6,236
436	Tohoku Electric Power Co., Inc.	5,444
5,273	Tokio Marine Holdings, Inc.	166,389
823	Tokyo Electric Power Co., Inc. (The)(a)	4,249
145	Tokyo Electron, Ltd.	7,331
2,178	Tokyo Gas Co., Ltd.	12,016
968	Tokyu Corp.	6,338
532	Toppan Printing Co., Ltd.(a)	3,691
1,307	Toray Industries, Inc.	8,445
2,904	Toshiba Corp.	13,921
4,442	Toyota Industries Corp.	181,403
5,701	Toyota Motor Corp.	343,872
242	Toyota Tsusho Corp.	6,223
2,800	Unicharm Corp.	158,364
194	West Japan Railway Co.	8,228
92	Yamada Denki Co., Ltd.	3,725
290	Yamaha Motor Co., Ltd.(a)	3,756
339	Yamato Holdings Co., Ltd.(a)	7,139
		4,327,004
Jersey — 0.1%
343	Atrium European Real Estate, Ltd.	1,784
118	Randgold Resources, Ltd.	7,477
462	Shire PLC	14,641
271	Wolseley PLC	12,504
		36,406
Luxembourg — 0.3%
796	ArcelorMittal	8,909
84	Millicom International Cellular SA	6,050
396	SES SA	11,346
223	Subsea 7 SA(a)	3,923
4,086	Tenaris SA	81,836
		112,064
Malaysia — 0.5%
29,500	AMMB Holdings BHD	68,385
47,100	Axiata Group BHD	98,643
		167,028
Mexico — 0.8%
56,700	Alfa SAB de CV, Class A	136,352
23,100	Grupo Financiero Banorte SAB de CV, Class O	137,985
		274,337
Netherlands — 1.9%
855	Aegon NV	5,736
143	Akzo Nobel NV	8,069
2,283	ASML Holding NV	180,221
334	European Aeronautic Defence and Space Co. NV	17,869
210	Heineken NV	13,367
3,601	ING Groep NV, CVA	32,910
862	Koninklijke Ahold NV	12,820
138	Koninklijke DSM NV	8,997
1,138	Koninklijke KPN NV	2,361
891	Koninklijke Philips Electronics NV	24,289
500	PostNL NV	1,393
582	Reed Elsevier NV	9,693
2,673	Royal Dutch Shell PLC, Class A	85,387
1,967	Royal Dutch Shell PLC, Class B	65,145
5,720	SBM Offshore NV	96,433

See Notes to Financial Statements.

International Equity Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Shares	Value
Netherlands — 1.9% (continued)
446	TNT Express NV	$3,342
1,279	Unilever NV, CVA	50,347
319	Wolters Kluwer NV	6,757
		625,136
New Zealand — 0.0%
682	Chorus, Ltd.	1,260
3,409	Telecom Corp. of New Zealand, Ltd.	5,936
		7,196
Norway — 1.9%
785	DnB NOR ASA	11,388
1,065	Norsk Hydro ASA(a)	4,271
551	Orkla ASA	4,511
3,956	Seadrill, Ltd.	159,334
11,312	Statoil ASA	233,684
9,467	Telenor ASA	188,043
196	Yara International ASA(a)	7,816
		609,047
Portugal — 0.0%
1,805	Banco Comercial Portugues SA, Class R†	225
2,299	Energias de Portugal SA	7,416
373	Portugal Telecom SGPS SA(a)	1,451
		9,092
Russia — 0.4%
2,550	Lukoil OAO ADR	146,136

Singapore — 2.4%
8,712	CapitaMalls Asia, Ltd.	12,495
1,452	DBS Group Holdings, Ltd.	17,668
6,800	Jardine Cycle & Carriage, Ltd.	227,351
6,180	Keppel Corp., Ltd.	50,548
1,220	Keppel REIT‡	1,244
2,904	Oversea-Chinese Banking Corp., Ltd.	22,829
883	SATS, Ltd.	2,288
1,210	Singapore Airlines, Ltd.	9,658
1,904	Singapore Technologies Engineering, Ltd.	6,272
49,325	Singapore Telecommunications, Ltd.	146,092
12,858	United Overseas Bank, Ltd.	200,792
14,000	UOL Group, Ltd.	74,010
1,936	Wilmar International, Ltd.	4,788
		776,035
South Africa — 1.9%
6,100	Aspen Pharmacare Holdings, Ltd.	140,226
18,100	Life Healthcare Group Holdings, Ltd.	68,651
9,800	Remgro, Ltd.	188,260
1,900	Sasol, Ltd.	82,722
24,300	Woolworths Holdings, Ltd.	158,391
		638,250
South Korea — 1.8%
325	Ahnlab, Inc.†	63,742
600	Daelim Industrial Co., Ltd.	45,227
680	Samsung Electronics Co., Ltd. GDR	395,180
450	SK Telecom Co., Ltd.	82,757
		586,906
Spain — 0.9%
295	Abertis Infraestructuras SA	5,140
67	Acciona SA	3,532
70	ACS Actividades de Construccion y Servicios SA	1,852

Shares	Value
Spain — (continued)
3,932	Banco Bilbao Vizcaya Argentaria SA	$33,044
728	Banco Popular Espanol SA(a)	2,230
7,367	Banco Santander SA	47,143
467	Distribuidora Internacional de Alimentacion SA	3,528
3,100	Enagas SA(a)	76,619
401	Ferrovial SA	6,402
102	Fomento de Construcciones y Contratas SA(a)	950
3,235	Iberdrola SA	17,096
184	Inditex SA	22,695
652	Indra Sistemas SA	8,422
745	Repsol SA	15,723
3,696	Telefonica SA	47,550
		291,926
Sweden — 2.5%
242	Assa Abloy AB, Class B	9,458
310	Atlas Copco AB, Class B	6,634
532	Atlas Copco AB, Class A	12,822
290	Electrolux AB, Class B	7,318
678	Hennes & Mauritz AB, Class B	22,307
2,517	Nordea Bank AB	28,108
968	Sandvik AB	11,561
242	Scania AB, Class B(a)	4,842
532	Securitas AB, Class B	4,651
14,459	Skandinaviska Enskilda Banken AB, Class A	138,040
387	SKF AB, Class B	9,066
387	SSAB AB, Class A	2,311
726	Svenska Cellulosa AB, Class B	18,207
4,701	Svenska Handelsbanken AB, Class A	188,343
13,529	Swedbank AB, Class A	309,876
2,715	Telefonaktiebolaget LM Ericsson, Class B	30,788
1,984	TeliaSonera AB(a)	12,929
1,105	Volvo AB, Class B(a)	14,746
		832,007
Switzerland — 3.0%
6,109	ABB, Ltd.	132,333
63	Actelion, Ltd.	3,795
165	Adecco SA(a)	9,397
375	Cie Financiere Richemont SA	33,071
956	Credit Suisse Group AG	25,309
44	Geberit AG(a)	10,900
5,535	Glencore Xstrata PLC	22,912
257	Holcim, Ltd.	17,889
239	Julius Baer Group, Ltd.	9,328
2,226	Nestle SA	146,071
157	Nobel Biocare Holding AG	1,906
1,689	Novartis AG	119,633
1,064	Roche Holding AG	264,082
5	SGS SA	10,734
711	STMicroelectronics NV(a)	6,390
31	Swatch Group AG (The)	16,933
32	Swiss Life Holding AG	5,194
233	Swiss Re, Ltd.	17,336
23	Swisscom AG	10,069
80	Syngenta AG	31,197
310	Transocean, Ltd.	14,885
2,750	UBS AG	46,678

See Notes to Financial Statements.

International Equity Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Shares	Value
Switzerland — 3.0% (continued)
126	Zurich Insurance Group AG	$32,660
		988,702
Thailand — 1.3%
12,000	Advanced Info Service PCL	108,485
13,100	Bangkok Bank PCL	85,513
31,507	PTT Exploration & Production PCL	160,254
12,700	Siam Commercial Bank PCL	69,934
		424,186
Turkey — 0.4%
7,300	Haci Omer Sabanci Holding AS	38,379
17,425	KOC Holding AS	83,504
		121,883
United Kingdom — 10.0%
1,112	3i Group PLC	5,710
12,060	Aberdeen Asset Management PLC	70,185
274	Aggreko PLC	6,849
1,045	Anglo American PLC	20,138
1,146	ARM Holdings PLC	13,863
889	AstraZeneca PLC	42,031
2,343	Aviva PLC	12,076
3,044	BAE Systems PLC	17,727
30,720	Barclays PLC	130,830
2,440	BG Group PLC	41,466
9,723	BHP Billiton PLC	247,917
35,375	BP PLC	245,502
5,181	British American Tobacco PLC	265,733
517	British Land Co. PLC‡	4,454
1,128	British Sky Broadcasting Group PLC	13,589
5,890	BT Group PLC, Class A	27,652
2,140	Cable & Wireless Communications PLC	1,332
633	Cairn Energy PLC†	2,436
590	Capita Group PLC (The)	8,672
194	Carnival PLC	6,744
4,053	Centrica PLC	22,169
10,406	Compass Group PLC	132,964
1,796	Diageo PLC	51,503
3,510	GlaxoSmithKline PLC	87,737
237	Hammerson PLC‡	1,757
1,393	Home Retail Group PLC(a)	2,838
29,256	HSBC Holdings PLC	302,864
755	Imperial Tobacco Group PLC	26,179
279	InterContinental Hotels Group PLC	7,668
1,510	J Sainsbury PLC	8,161
162	Johnson Matthey PLC	6,473
2,396	Kingfisher PLC	12,492
469	Land Securities Group PLC‡	6,299
6,645	Legal & General Group PLC	17,319
33,562	Lloyds Banking Group PLC†	32,230
169	London Stock Exchange Group PLC	3,435
1,700	Man Group PLC	2,148
1,321	Marks & Spencer Group PLC	8,644
2,787	National Grid PLC	31,593
1,136	Next PLC	78,691
5,184	Old Mutual PLC	14,231
649	Pearson PLC	11,542
14,053	Prudential PLC	229,386
493	Reckitt Benckiser Group PLC	34,873
934	Reed Elsevier PLC	10,622
998	Rexam PLC	7,243

Shares	Value
United Kingdom — (continued)
894	Rio Tinto PLC	$36,358
1,335	Rolls-Royce Holdings PLC	22,987
1,382	Royal Bank of Scotland Group PLC†	5,735
2,749	RSA Insurance Group PLC	4,987
748	SABMiller PLC	35,862
1,012	Sage Group PLC	5,230
750	Scottish & Southern Energy PLC	17,368
242	Severn Trent PLC	6,128
653	Smith & Nephew PLC	7,314
310	Smiths Group PLC	6,167
6,222	Standard Chartered PLC	135,083
5,771	Tesco PLC	29,062
707	Tullow Oil PLC	10,762
954	Unilever PLC	38,620
594	United Utilities Group PLC	6,180
36,515	Vodafone Group PLC	104,641
1,720	Weir Group PLC	56,242
13,760	WH Smith PLC	150,271
2,247	Whitbread PLC	104,530
20,266	William Hill PLC	135,902
1,609	WM Morrison Supermarkets PLC	6,405
946	WPP PLC	16,170
		3,277,971
United States — 0.5%
1,500	Philip Morris International, Inc.(a)	129,930
1,600	Southern Copper Corp.(a)	44,192
		174,122
Total Common Stock
(Cost $21,671,741)		23,326,647

INVESTMENT IN UNDERLYING FUNDS — 16.2%
609,762	Wilshire International Equity Fund*	5,335,419

Total Investment in Underlying Funds
(Cost $5,603,775)		5,335,419

SHORT-TERM INVESTMENTS — 13.9%
404,092	Northern Trust Institutional Government Select Portfolio, 0.010%(b)	404,092
4,173,986	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(b)(d)	4,173,986

Total Short-Term Investments
(Cost $4,578,078)		4,578,078

EXCHANGE TRADED FUND — 7.5%
63,539	Vanguard FTSE Emerging Markets ETF	2,464,042

Total Exchange Traded Fund
(Cost $2,715,868)		2,464,042

See Notes to Financial Statements.

International Equity Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Shares	Value
PREFERRED STOCK — 0.7%
Brazil — 0.0%
3	Cia de Bebidas das Americas	$112

Germany — 0.7%
1,944	Henkel AG & Co. KGAA	182,560
92	Porsche Automobil Holding SE	7,104
137	Volkswagen AG	27,672
		217,336
Total Preferred Stock
(Cost $177,510)		217,448

RIGHT — 0.0%
29	New World Development(c)	—

Total Right
(Cost $—)		—

PRIVATE COMPANY — 0.0%
Malta — 0.0%
3,758	BGP Holdings PLC† (c)	—

Total Private Company
(Cost $—)		—

Total Investments — 109.3%
(Cost $34,746,972)		35,921,634

Other Assets & Liabilities, Net — (9.3)%		(3,071,325)

NET ASSETS — 100.0%		$32,850,309

*	Affiliated Fund.

†	Non-income producing security.

‡	Real Estate Investment Trust.

(a)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $4,068,993.

(b)	Rate shown is 7-day effective yield as of June 30, 2013.

(c)	Security fair valued using methods determined in good faith by the Pricing Committee. As of June 30, 2013, the total market value of this security was $0 and represented 0.0% of Net Assets.

(d)
The security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2013 was $4,173,986. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $13,020.

ADR — American Depositary Receipt
ETF — Exchange Traded Fund
FTSE — Financial Times and the London Stock Exchange
GDR — Global Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Amounts designated as “—”are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2**	Level 3		Total
Common Stock
Australia	$—	$870,552	$—		$870,552
Austria	—	21,413	—		21,413
Belgium	—	93,420	—		93,420
Brazil	199,474	—	—		199,474
Canada	955,865	—	—		955,865
China	1,938	416,913	—		418,851
Denmark	—	311,435	—		311,435
Finland	—	424,817	—		424,817
France	125	1,330,151	—		1,330,276
Germany	—	2,210,771	—		2,210,771
Greece	—	5,136	—		5,136
Guernsey	—	6,770	—		6,770
Hong Kong	—	1,540,998	—		1,540,998
India	94,172	—	—		94,172
Indonesia	—	94,252	—		94,252
Ireland	—	38,460	—		38,460
Isle of Man	—	6,023	—		6,023
Israel	—	34,228	—		34,228
Italy	—	244,300	—		244,300
Japan	—	4,327,004	—		4,327,004
Jersey	—	36,406	—		36,406
Luxembourg	—	112,064	—		112,064
Malaysia	—	167,028	—		167,028
Mexico	274,337	—	—		274,337
Netherlands	—	625,136	—		625,136
New Zealand	—	7,196	—		7,196
Norway	—	609,047	—		609,047
Portugal	—	9,092	—		9,092
Russia	—	146,136	—		146,136
Singapore	—	776,035	—		776,035
South Africa	—	638,250	—		638,250
South Korea	—	586,906	—		586,906
Spain	—	291,926	—		291,926
Sweden	—	832,007	—		832,007
Switzerland	—	988,702	—		988,702
Thailand	—	424,186	—		424,186
Turkey	—	121,883	—		121,883
United Kingdom	—	3,277,971	—		3,277,971
United States	174,122	—	—		174,122
Total Common Stock	1,700,033	21,626,614	—		23,326,647
Investment in Underlying Funds	5,335,419	—	—		5,335,419
Short-Term Investments	4,578,078	—	—		4,578,078
Exchange Traded Fund	2,464,042	—	—		2,464,042
Preferred Stock	112	217,336	—		217,448
Right	—	—	—		—

Private Company
Malta	—	—	—	^	—

Total Investments in Securities	$14,077,684	$21,843,950	$—		$35,921,634

See Notes to Financial Statements.

International Equity Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

**	Represents securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor.

^
This security was categorized as Level 3 and had a market value of $0 as of June 30, 2013 and the value has remained zero throughout the period ended June 30, 2013. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the period ended June 30, 2013.

For the period ended June 30, 2013, the transfers out of Level 1 and into Level 2 were $3,458,925. The transfers were related to the fair value of certain foreign securities.

See Notes to Financial Statements.

Socially Responsible Fund Schedule of Investments June 30, 2013 (Unaudited)

Shares	Value
COMMON STOCK — 96.9%
Consumer Discretionary — 14.3%
377	Amazon.com, Inc.†(a)	$104,689
23,289	Comcast Corp., Class A	975,343
6,630	Ford Motor Co.(a)	102,566
6,500	Harley-Davidson, Inc.	356,330
11,183	Home Depot, Inc. (The)	866,347
7,940	Honda Motor Co., Ltd. ADR(a)	295,765
2,440	Lennar Corp., Class A(a)	87,938
2,150	Lowe's Cos., Inc.	87,935
1,761	McDonald's Corp.	174,339
10,174	News Corp., Class A†	331,672
11,330	News Corp., Class B†	371,851
5,025	Starwood Hotels & Resorts Worldwide, Inc.(a)	317,530
11,089	Target Corp.(a)	763,589
10,280	TJX Cos., Inc.	514,617
8,140	Toll Brothers, Inc.†(a)	265,608
20,401	Walt Disney Co. (The)(a)	1,288,323
7,252	Yum! Brands, Inc.(a)	502,853
		7,407,295
Consumer Staples — 11.2%
9,672	Coca-Cola Co. (The)	387,944
9,142	Costco Wholesale Corp.	1,010,831
12,860	CVS Caremark Corp.	735,335
12,990	Danone SA ADR(a)	194,850
10,880	Estee Lauder Cos., Inc. (The), Class A	715,578
4,998	General Mills, Inc.	242,553
1,370	Kellogg Co.	87,995
3,326	Kimberly-Clark Corp.(a)	323,087
3,292	Kraft Foods Group, Inc.(a)	183,924
8,370	McCormick & Co., Inc.(a)	588,913
6,656	Mondelez International, Inc., Class A	189,896
7,842	PepsiCo, Inc.(a)	641,397
6,835	Procter & Gamble Co. (The)	526,227
		5,828,530
Energy — 5.6%
3,851	Anadarko Petroleum Corp.	330,916
6,255	Cameron International Corp.†(a)	382,556
7,943	ConocoPhillips	480,552
5,756	Devon Energy Corp.	298,621
6,021	Hess Corp.	400,336
5,290	Occidental Petroleum Corp.	472,027
9,790	Petroleo Brasileiro SA ADR(a)	131,382
3,134	Schlumberger, Ltd.	224,583
1,372	Spectra Energy Corp.(a)	47,279
8,846	Weatherford International, Ltd.†	121,190
		2,889,442
Financials — 15.7%
260	Alleghany Corp.†(a)	99,661
2,940	American Express Co.	219,794
7,451	American Tower Corp., Class A‡	545,190
6	Berkshire Hathaway, Inc., Class A†(a)	1,011,600
12,208	Blackstone Group LP (The)	257,100
11,300	Charles Schwab Corp. (The)(a)	239,899
20,601	Citigroup, Inc.	988,230
15,172	Forest City Enterprises, Inc., Class A†(a)	271,731
18,447	JPMorgan Chase & Co.	973,817
18,632	MetLife, Inc.	852,600
6,040	SunTrust Banks, Inc.	190,683
14,635	Travelers Cos., Inc. (The)	1,169,629

Shares	Value
Financials — (continued)
6,344	U.S. Bancorp	$229,336
26,797	Wells Fargo & Co.	1,105,912
		8,155,182
Health Care — 13.8%
2,816	AbbVie, Inc.	116,413
1,578	AmerisourceBergen Corp., Class A(a)	88,100
6,202	Amgen, Inc.	611,889
9,044	Bristol-Myers Squibb Co.	404,176
2,187	Cardinal Health, Inc.	103,226
300	Celgene Corp.†	35,073
6,560	Covidien PLC(a)	412,230
3,830	Express Scripts Holding Co.†	236,273
10,525	GlaxoSmithKline PLC ADR(a)	525,934
14,174	Johnson & Johnson(a)	1,216,980
21,822	Merck & Co., Inc.(a)	1,013,632
1,391	Onyx Pharmaceuticals, Inc.†(a)	120,767
45,344	Pfizer, Inc.(a)	1,270,086
5,030	Roche Holding AG ADR(a)	311,156
5,340	Thermo Fisher Scientific, Inc.(a)	451,924
3,320	UnitedHealth Group, Inc.	217,394
		7,135,253
Industrials — 7.8%
2,841	3M Co.(a)	310,663
3,480	Caterpillar, Inc.(a)	287,065
4,050	Covanta Holding Corp.(a)	81,081
426	Eaton Corp. PLC	28,035
2,523	Eaton Corp. PLC(a)	166,038
8,570	Emerson Electric Co.	467,408
2,310	Flowserve Corp.(a)	124,763
39,179	General Electric Co.(a)	908,561
4,640	Honeywell International, Inc.	368,138
2,180	Kennametal, Inc.(a)	84,650
1,043	Pentair, Ltd.(a)	60,171
9,780	Tyco International, Ltd.	322,251
8,871	United Parcel Service, Inc., Class B(a)	767,164
2,364	Waste Management, Inc.(a)	95,340
		4,071,328
Information Technology — 18.4%
1,915	Adobe Systems, Inc.	87,248
1,230	Akamai Technologies, Inc.†	52,337
2,951	Apple, Inc.	1,168,832
3,657	ASML Holding NV, Class G	289,269
8,628	Automatic Data Processing, Inc.(a)	594,124
2,580	BMC Software, Inc.†	116,461
7,810	Broadcom Corp., Class A	263,665
25,783	Cisco Systems, Inc.	626,785
2,010	Citrix Systems, Inc.†	121,263
13,189	eBay, Inc.†	682,135
6,022	EMC Corp.(a)	142,240
10,950	Facebook, Inc., Class A†	272,217
1,628	Google, Inc., Class A†	1,433,242
7,130	Intel Corp.	172,689
3,804	International Business Machines Corp.	726,982
730	LinkedIn Corp., Class A†	130,159
22,830	Microsoft Corp.	788,320
1,858	Motorola Solutions, Inc.(a)	107,262
9,730	NetApp, Inc.(a)	367,599
6,275	Oracle Corp.	192,768
4,559	QUALCOMM, Inc.	278,464
3,170	SanDisk Corp.†	193,687

See Notes to Financial Statements.

Socially Responsible Fund Schedule of Investments - (Continued) June 30, 2013 (Unaudited)

Shares	Value
Information Technology — 18.4% (continued)
3,084	Texas Instruments, Inc.	$107,539
3,317	Visa, Inc., Class A(a)	606,182
		9,521,469
Materials — 5.0%
13,960	Alcoa, Inc.(a)	109,167
3,597	BHP Billiton, Ltd. ADR(a)	207,403
1,960	Eagle Materials, Inc.	129,889
7,155	Ecolab, Inc.	609,534
1,855	EI du Pont de Nemours & Co.(a)	97,388
12,350	International Paper Co.	547,228
2,160	LyondellBasell Industries NV, Class A(a)	143,122
5,000	PPG Industries, Inc.	732,050
		2,575,781
Telecommunication Services — 2.5%
17,117	AT&T, Inc.	605,942
13,893	Verizon Communications, Inc.(a)	699,373
		1,305,315
Utilities — 2.6%
8,117	NextEra Energy, Inc.(a)	661,373
8,240	NV Energy, Inc.	193,311
4,850	Sempra Energy	396,536
3,070	Wisconsin Energy Corp.(a)	125,839
		1,377,059
Total Common Stock
(Cost $34,151,663)		50,266,654

SHORT-TERM INVESTMENTS — 33.1%
1,582,602	Northern Trust Institutional Government Select Portfolio, 0.010%(b)	1,582,602
15,587,745	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(b)(c)	15,587,745

Total Short-Term Investments
(Cost $17,170,346)		17,170,347

Total Investments — 130.0%
(Cost $51,322,009)		67,437,001

Other Assets & Liabilities, Net — (30.0)%		(15,572,809)

NET ASSETS — 100.0%		$51,864,192

†	Non-income producing security.

‡	Real Estate Investment Trust.

(a)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $15,153,045.

(b)	Rate shown is the 7-day effective yield as of June 30, 2013.

(c)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2013 was $15,587,745.

ADR — American Depositary Receipt
LP — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company

As of June 30, 2013, all of the Fund’s investments in securities were considered Level 1. For the period ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Assets and Liabilities June 30, 2013 (Unaudited)

	EQUITY FUND		BALANCED FUND	INCOME FUND		SMALL CAP FUND	INTERNATIONAL EQUITY FUND		SOCIALLY RESPONSIBLE FUND
ASSETS:
Investments in securities, at value (Note 2)	$86,629,559	*	$275,749	$99,022,174	*	$36,336,676 *	$30,586,215	*	$67,437,001	*
Investments in affiliated funds, at value	132,108,588		148,345,120	—		14,909,395	5,335,419		—
Foreign currency, at value	—		—	11,377		—	283,691		—
Cash	—		—	—		79	729,981		—
Receivable for investment securities sold and matured	292,714		—	2,328,079		208,869	337		135,444
Dividends and interest receivable	68,247		2	462,630		16,942	56,088		52,153
Subscriptions receivable	12,794		9,991	—		19,795	6,974		7,369
Reclaims receivable	—		—	325		—	116,744		2,687
Unrealized gain on foreign spot currency contracts	—		—	—		—	19		—
Prepaid expenses	7,887		6,247	3,347		62,433	1,868		1,578
Total assets	219,119,789		148,637,109	101,827,932		51,554,189	37,117,336		67,636,232

LIABILITIES:
Payable upon return on securities loaned	20,405,152		—	9,949,212		12,169,235	4,173,986		15,587,745
Payable for investment securities purchased	—		—	15,566,107		139,245	327		75,919
TBA sales commitments	—		—	800,516		—	—		—
Redemptions payable	141,183		63,339	9,051		11,980	15,083		33,906
Investment advisory fees payable (Note 3)	38,671		—	34,561		18,919	18,404		36,678
Distribution (12b-1) fees payable (Note 4)	41,385		19,604	1,912		1,912	13,977		11,119
Administration fees payable	11,587		8,658	4,399		2,250	1,930		3,021
Chief Compliance Officer expenses payable	999		769	412		188	262		260
Trustees' fees payable	5,246		3,927	2,122		988	780		1,370
Interest payable	—		—	1,937		—	—		—
Cash overdraft	4,130		—	—		—	—		—
Other accrued expenses	47,950		21,063	79,456		19,874	42,278		22,022
Total liabilities	20,696,303		117,360	26,449,685		12,364,591	4,267,027		15,772,040

NET ASSETS	$198,423,486		$148,519,749	$75,378,247		$39,189,598	$32,850,309		$51,864,192

NET ASSETS consist of:
Paid-in capital	$272,092,454		$146,843,914	$74,269,208		$36,878,489	$40,480,936		$49,446,118
Undistributed net investment income/(accumulated net investment loss)	239,774		2,353,402	2,166,972		(101,791)	555,849		723,808
Accumulated net realized loss on investments and foreign currency transactions	(79,859,769)		(3,417,188)	(1,166,511)		(1,265,742)	(9,360,105)		(14,420,726)
Net unrealized appreciation of investments and other assets and liabilities denominated in foreign currencies	5,951,027		2,739,621	108,578		3,678,642	1,173,629		16,114,992

NET ASSETS	$198,423,486		$148,519,749	$75,378,247		$39,189,598	$32,850,309		$51,864,192

SHARES OUTSTANDING:
(Unlimited shares authorized)	8,922,177		8,437,270	6,383,787		2,239,171	2,634,069		3,724,287

NET ASSET VALUE:
(Offering and redemption price per share)	$22.24		$17.60	$11.81		$17.50	$12.47		$13.93

Investments, at cost (Note 2)	$65,479,868		$275,749	$88,981,171		$21,402,864	$24,969,211		$35,734,264
Investments in affiliated funds, at cost	126,902,100		145,605,499	—		13,995,330	5,603,775		—
Cash collateral for securities on loan, at cost	20,405,152		—	9,949,212		12,169,235	4,173,986		15,587,745
TBA sales commitments, proceeds receivable	—		—	818,368		—	—		—
Foreign currency, at cost	—		—	12,442		—	294,325		—

* Includes market value of securities on loan	$19,926,068		—	$11,168,920		$11,815,772	$4,068,993		$15,153,045

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Operations For the Six Months Ended June 30, 2013 (Unaudited)

	EQUITY FUND	BALANCED FUND	INCOME FUND	SMALL CAP FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends	$925,640	$29,410	$16,003	$105,400	$735,549	$498,066
Interest	86	19	934,022	228	39,836	3,703
Income from securities lending	8,763	—	3,649	36,052	19,381	10,741
Foreign taxes withheld	(3,910)	—	—	(424)	(42,148)	—
Total income	930,579	29,429	953,674	141,256	752,618	512,510

EXPENSES:
Investment advisory fees (Note 3)	292,078	6,681	216,751	178,960	223,918	218,064
Distribution (12b-1) fees (Note 4)	215,545	57,200	98,508	47,233	59,488	64,127
Administration fees (Note 3)	68,998	52,474	27,586	13,226	16,657	17,958
Trustees' fees (Note 3)	17,839	13,652	7,327	3,393	4,399	4,640
Chief Compliance Officer expenses	509	381	204	98	92	133
Professional fees	42,704	25,319	35,283	13,934	23,603	12,863
Transfer agent fees	31,256	11,549	5,808	2,696	4,088	3,615
Custodian fees	19,177	848	15,113	8,719	13,460	10,725
Printing fees	20,390	15,466	8,278	3,902	4,515	5,316
Other	11,589	7,867	45,246	2,540	38,769	4,122
Total expenses	720,085	191,437	460,104	274,701	388,989	341,563
Fees paid indirectly (Note 4)	(5,154)	—	—	(2,131)	—	—
Fees waived by Adviser (Note 3)	—	—	—	(31,124)	(44,784)	—
Net expenses	714,931	191,437	460,104	241,446	344,205	341,563

Net investment income/(loss)	215,648	(162,008)	493,570	(100,190)	408,413	170,947

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 5):
Net realized gain/(loss) from:
Investments*	12,044,487	(575,819)	32,372	4,754,419	4,166,633	2,342,181
Sale of affiliated investment company shares*	23,804,875	18,240,220	—	—	(6,772)	—
Foreign currency transactions	—	—	—	—	(1,610)	—
Net change in unrealized appreciation/(depreciation) of:
Investments	(5,460,459)	—	(2,770,008)	1,195,440	(3,797,365)	3,384,712
Investments in affiliated funds	(8,894,563)	(9,422,920)	—	—	(268,356)	—
Other assets and liabilities denominated in foreign currencies	—	—	21,072	—	(15,400)	—

Net realized and unrealized gain/(loss) on investments and foreign currencies	21,494,340	8,241,481	(2,716,564)	5,949,859	77,130	5,726,893

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,709,988	$8,079,473	$(2,222,994)	$5,849,669	$485,543	$5,897,840

*	Includes realized gains (losses) as a result of in-kind transactions. See Note 9 in Notes to Financial Statements.

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Six Months Ended June 30, 2013 (Unaudited)

	EQUITY FUND	BALANCED FUND	INCOME FUND	SMALL CAP FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
OPERATIONS:
Net investment income/(loss)	$215,648	$(162,008)	$493,570	$(100,190)	$408,413	$170,947
Net realized gain/(loss) on investments, sale of affiliated investment company shares, realized gain distributions from affiliated investment company shares and foreign currency transactions*	35,849,362	17,664,401	32,372	4,754,419	4,158,251	2,342,181
Net change in unrealized appreciation/(depreciation) of investments and other assets and liabilities denominated in foreign currencies	(14,355,022)	(9,422,920)	(2,748,936)	1,195,440	(4,081,121)	3,384,712
Net increase/(decrease) in net assets resulting from operations	21,709,988	8,079,473	(2,222,994)	5,849,669	485,543	5,897,840

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized capital gains	—	—	—	—	—	—
Total distributions to shareholders	—	—	—	—	—	—

CAPITAL STOCK TRANSACTIONS†:(DOLLARS)
Shares sold	481,301	1,299,416	2,468,377	536,045	1,200,054	391,844
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(12,189,605)	(9,028,431)	(5,033,086)	(2,495,204)	(27,804,432)	(2,882,315)

Net decrease in net assets from capital stock transactions	(11,708,304)	(7,729,015)	(2,564,709)	(1,959,159)	(26,604,378)	(2,490,471)

Net increase/(decrease) in net assets	10,001,684	350,458	(4,787,703)	3,890,510	(26,118,835)	3,407,369

NET ASSETS:
Beginning of period	188,421,802	148,169,291	80,165,950	35,299,088	58,969,144	48,456,823
End of period	$198,423,486	$148,519,749	$75,378,247	$39,189,598	$32,850,309	$51,864,192

Undistributed net investment income/(accumulated net investment loss) at end of period	$239,774	$2,353,402	$2,166,972	$(101,791)	$555,849	$723,808

CAPITAL SHARE TRANSACTIONS†:
Shares sold	22,154	73,571	203,609	32,561	91,995	28,460
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(564,343)	(517,114)	(414,169)	(150,767)	(2,179,805)	(212,910)

Net decrease in shares outstanding	(542,189)	(443,543)	(210,560)	(118,206)	(2,087,810)	(184,450)

*	Includes realized gains (losses) as a result of in-kind transactions. See Note 9 in Notes to Financial Statements.

†	Includes subscriptions/redemptions as a result of in-kind transactions. See Note 9 in Notes to Financial Statements.

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Year Ended December 31, 2012

	EQUITY FUND	BALANCED FUND	INCOME FUND	SMALL CAP FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
OPERATIONS:
Net investment income/(loss)	$1,583,217	$2,439,078	$1,396,747	$(53,926)	$1,117,632	$545,448
Net realized gain/(loss) on investments, sale of affiliated investment company shares, realized gain distributions from affiliated investment company shares and foreign currency transactions	13,226,755	5,509,115	(911,925)	3,711,114	(1,503,870)	2,278,588
Net change in unrealized appreciation/(depreciation) of investments and other assets and liabilities denominated in foreign currencies	11,404,770	9,552,181	5,254,495	(1,130,543)	9,806,103	4,282,240
Net increase in net assets resulting from operations	26,214,742	17,500,374	5,739,317	2,526,645	9,419,865	7,106,276

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,571,504)	(5,214,285)	(2,339,370)	—	(1,271,685)	(415,769)
Net realized capital gains	—	—	(125,999)	—	—	—
Total distributions to shareholders	(1,571,504)	(5,214,285)	(2,465,369)	—	(1,271,685)	(415,769)

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold	1,584,983	1,311,245	9,488,082	1,019,305	1,140,849	773,359
Shares issued as reinvestment of distributions	1,557,417	5,214,284	2,465,366	—	1,271,685	415,769
Shares redeemed	(22,642,479)	(21,467,728)	(14,809,659)	(4,748,001)	(4,402,321)	(6,594,826)

Net decrease in net assets from capital stock transactions	(19,500,079)	(14,942,199)	(2,856,211)	(3,728,696)	(1,989,787)	(5,405,698)

Net increase/(decrease) in net assets	5,143,159	(2,656,110)	417,737	(1,202,051)	6,158,393	1,284,809

NET ASSETS:
Beginning of year	183,278,643	150,825,401	79,748,213	36,501,139	52,810,751	47,172,014
End of year	$188,421,802	$148,169,291	$80,165,950	$35,299,088	$58,969,144	$48,456,823

Undistributed net investment income/(accumulated net investment loss) at end of year	$24,126	$2,515,410	$1,673,402	$(1,601)	$147,436	$552,861

CAPITAL SHARE TRANSACTIONS:
Shares sold	81,005	79,054	796,395	67,691	98,008	64,989
Shares issued as reinvestment of distributions	78,223	312,607	202,288	—	102,970	34,079
Shares redeemed	(1,163,545)	(1,294,403)	(1,228,857)	(314,764)	(372,037)	(548,685)

Net decrease in shares outstanding	(1,004,317)	(902,742)	(230,174)	(247,073)	(171,059)	(449,617)

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

Six Months Ended June 30, 2013	Year Ended December 31,
(Unaudited)	2012	2011	2010	2009	2008
Net asset value, beginning of period	$19.91	$17.51	$18.29	$16.52	$13.52	$22.97

Income/(loss) from investment operations:
Net investment income1	0.02	0.16	0.24	0.13	0.14	0.15
Net realized and unrealized gain/(loss) on investments and futures contracts	2.31	2.41	4	(0.76)	1.78	3.05	(9.39)
Total from investment operations	2.33	2.57	(0.52)	1.91	3.19	(9.24)

Less distributions:
From net investment income	0.00	(0.17)	(0.26)	(0.14)	(0.19)	(0.17)
From capital gains	0.00	0.00	0.00	0.00	0.00	(0.04)
Total distributions	0.00	(0.17)	(0.26)	(0.14)	(0.19)	(0.21)
Net asset value, end of period	$22.24	$19.91	$17.51	$18.29	$16.52	$13.52
Total return2	11.70	%5	14.66%	(2.87)%	11.58%	23.57%	(40.19)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$198,423	$188,422	$183,279	$209,813	$207,719	$254,334
Operating expenses including reimbursement/waiver and including fees paid indirectly†	0.73	%6	0.79%	0.82%	0.83%	1.16%	1.17%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly†3	0.74	%6	0.79%	0.82%	0.83%	1.16%	1.17%
Net investment income	0.22	%6	0.82%	1.32%	0.81%	0.97%	0.80%
Portfolio turnover rate	236	%5,7	47%	149%	81%	350%	93%

†	These ratios do not include expenses from the underlying funds.

1	The selected per share data was calculated using the average shares outstanding method for the period.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3
Had the ratio of operating expenses excluding reimbursement/waiver and excluding fees paid indirectly for the period ended June 30, 2013 included these expense offsets, the ratio would have remained at 0.73%.

4	Amount includes capital gains distributions from the Wilshire International Equity Fund (formerly, the Wilshire Large Cap Core Plus Fund). The amount of these distributions represents $0.25 per share.

5	Not Annualized.

6	Annualized.

7	Includes the effect of in-kind transactions. See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Balanced Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

Six Months Ended June 30, 2013	Year Ended December 31,
(Unaudited)	2012	2011	2010	2009	2008
Net asset value, beginning of period	$16.68	$15.42	$15.99	$14.71	$12.87	$20.75

Income/(loss) from investment operations:
Net investment income (loss)1	(0.02)	0.27	0.52	0.41	0.30	0.35
Net realized and unrealized gain/(loss) on investments	0.94	1.60	3	(0.62)	1.20	2.02	(5.94)
Total from investment operations	0.92	1.87	(0.10)	1.61	2.32	(5.59)

Less distributions:
From net investment income	0.00	(0.61)	(0.47)	(0.33)	(0.48)	(1.13)
From capital gains	0.00	0.00	0.00	0.00	0.00	(1.16)
Total distributions	0.00	(0.61)	(0.47)	(0.33)	(0.48)	(2.29)
Net asset value, end of period	$17.60	$16.68	$15.42	$15.99	$14.71	$12.87
Total return2	5.52	%4	12.11%	(0.65)%	10.92%	18.03%	(26.68)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$148,520	$148,169	$150,825	$168,894	$166,884	$155,258
Operating expenses including reimbursement/waiver and including fees paid indirectly†	0.26	%5	0.18%	0.17%	0.18%	0.22%	0.16%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly†	0.26	%5	0.18%	0.17%	0.18%	0.22%	0.16%
Net investment income (loss)	(0.22	)%5	1.61%	3.22%	2.67%	2.21%	1.92%
Portfolio turnover rate	149	%4,6	7%	21%	12%	46%	30%

†	These ratios do not include expenses from the underlying funds.

1
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3
Amount includes capital gains distributions received by the Fund from the Wilshire International Equity Fund (formerly, the Wilshire Large Cap Core Plus Fund). The amount of these distributions represents $0.21 per share.

4	Not Annualized.

5	Annualized.

6	Includes the effect of in-kind transactions. See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$12.16		$11.69	$11.87	$11.49	$10.63	$12.29

Income/(loss) from investment operations:
Net investment income1	0.08		0.21	0.29	0.37	0.40	0.54
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(0.43)		0.65	0.53	0.68	1.01	(1.33)
Total from investment operations	(0.35)		0.86	0.82	1.05	1.41	(0.79)

Less distributions:
From net investment income	0.00		(0.37)	(0.49)	(0.43)	(0.55)	(0.60)
From capital gains	0.00		(0.02)	(0.51)	(0.24)	0.00	(0.27)
Total distributions	0.00		(0.39)	(1.00)	(0.67)	(0.55)	(0.87)
Net asset value, end of period	$11.81		$12.16	$11.69	$11.87	$11.49	$10.63
Total return2	(2.88	)%3	7.31%	6.92%	9.11%	13.29%	(6.44)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$75,378		$80,166	$79,748	$106,762	$100,575	$101,604
Operating expenses including reimbursement/waiver and including fees paid indirectly	1.17	%4	1.10%	1.08%	1.08%	1.08%	1.05%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly	1.17	%4	1.10%	1.08%	1.08%	1.08%	1.05%
Net investment income	1.25	%4	1.74%	2.34%	3.02%	3.49%	4.52%
Portfolio turnover rate	157	%3	307%	398%	302%	318%	367%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3	Not Annualized.
4	Annualized.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$14.97		$14.01	$14.10	$11.17	$8.70	$16.22

Income/(loss) from investment operations:
Net investment loss1	(0.04)		(0.02)	(0.15)	(0.12)	(0.09)	(0.11)
Net realized and unrealized gain/(loss) on investments	2.57		0.98	0.06	3.05	2.56	(7.41)
Total from investment operations	2.53		0.96	(0.09)	2.93	2.47	(7.52)
Net asset value, end of period	$17.50		$14.97	$14.01	$14.10	$11.17	$8.70
Total return2	16.90	%4	6.85%	(0.64)%	26.23%	28.39%	(46.36)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$39,190		$35,299	$36,501	$40,932	$34,954	$30,853
Operating expenses including reimbursement/waiver and including fees paid indirectly	1.28	%5	1.38%	1.46%	1.53%	1.63%	1.64%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly3	1.45	%5	1.60%	1.67%	1.76%	1.86%	1.88%
Net investment loss	(0.53	)%5	(0.13)%	(1.03)%	(0.98)%	(0.98)%	(0.86)%
Portfolio turnover rate	188	%4,6	100%	266%	138%	174%	199%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3
Had the ratio of operating expenses excluding reimbursement/waiver and excluding fees paid indirectly for the period ended June 30, 2013 included these expense offsets, the ratio would have been 1.44%.

4	Not Annualized.

5	Annualized.

6	Includes the effect of in-kind transactions. See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust International Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$12.49		$10.79	$12.67	$11.67	$9.05	$16.44

Income/(loss) from investment operations:
Net investment income1	0.11		0.23	0.20	0.15	0.16	0.25
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(0.13)		1.74	(1.94)	1.02	2.65	(7.44)
Total from investment operations	(0.02)		1.97	(1.74)	1.17	2.81	(7.19)

Less distributions:
From net investment income	0.00		(0.27)	(0.14)	(0.17)	(0.19)	(0.20)
Total distributions	0.00		(0.27)	(0.14)	(0.17)	(0.19)	(0.20)
Net asset value, end of period	$12.47		$12.49	$10.79	$12.67	$11.67	$9.05
Total return2	(0.16	)%3	18.33%	(13.74)%	10.04%	31.02%	(43.75)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$32,850		$58,969	$52,811	$39,081	$37,658	$32,854
Operating expenses including reimbursement/waiver and including fees paid indirectly	1.45	%4	1.37%	1.54%	1.56%	1.64%	1.56%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly	1.64	%4	1.57%	1.74%	1.76%	1.84%	1.78%
Net investment income	1.72	%4	2.01%	1.68%	1.27%	1.61%	1.90%
Portfolio turnover rate	93	%3,5	27%	40%	29%	29%	27%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3	Not Annualized.

4	Annualized.

5	Includes the effect of in-kind transactions. See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Socially Responsible Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$12.40		$10.82	$11.07	$10.01	$8.37	$15.77

Income/(loss) from investment operations:
Net investment income1	0.04		0.13	0.09	0.08	0.11	0.16
Net realized and unrealized gain/(loss) on investments	1.49		1.56	(0.25)	1.10	1.69	(6.58)
Total from investment operations	1.53		1.69	(0.16)	1.18	1.80	(6.42)

Less distributions:
From net investment income	0.00		(0.11)	(0.09)	(0.12)	(0.16)	(0.17)
From capital gains	0.00		0.00	0.00	0.00	0.00	(0.81)
Total distributions	0.00		(0.11)	(0.09)	(0.12)	(0.16)	(0.98)
Net asset value, end of period	$13.93		$12.40	$10.82	$11.07	$10.01	$8.37
Total return2	12.34	%3	15.61%	(1.45)%	11.76%	21.51%	(40.39)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$51,864		$48,457	$47,172	$52,754	$51,628	$44,578
Operating expenses including reimbursement/waiver and including fees paid indirectly	1.33	%4	1.32%	1.31%	1.31%	1.36%	1.32%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly	1.33	%4	1.32%	1.31%	1.31%	1.36%	1.32%
Net investment income	0.67	%4	1.12%	0.82%	0.77%	1.23%	1.27%
Portfolio turnover rate	11	%3	22%	32%	53%	182%	34%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3	Not Annualized.

4	Annualized.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Notes to Financial Statements June 30, 2013 (Unaudited)

1. Organization.

The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (“1940 Act”), which offers units of beneficial interest (shares) in 9 separate investment portfolios. The portfolios presented in these financial statements are: Equity Fund, Balanced Fund, Income Fund, Small Cap Fund (formerly the Small Cap Growth Fund), International Equity Fund and Socially Responsible Fund (collectively the “Funds”, and each a “Fund”). The Balanced Fund is a “fund of funds” and invests in certain underlying affiliated investment companies, which are separately managed series of Wilshire Variable Insurance Trust and Wilshire Mutual Funds, Inc. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The financial statements for the 2015 ETF Fund, 2025 ETF Fund, and 2035 ETF Fund are included in a separate semi-annual report. Shares of the Funds are presently offered to Horace Mann Life Insurance Company (“HMLIC”) Separate Account, the HMLIC 401(k) Separate Account and Jefferson National. The Funds may be purchased by separate accounts of insurance companies for certain variable insurance contracts and by plan sponsors of qualified retirement plans. The Equity Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

Fund Investment Objectives:

Equity Fund — primary, long-term capital growth; secondary, conservation of principal and production of income.

Balanced Fund — realization of high long-term total rate of return consistent with prudent investment risks.

Income Fund — long-term total rate of return in excess of the U.S. bond market over a full market cycle.

Small Cap Fund — long-term capital appreciation through investing primarily in equity securities of small cap companies with earnings growth potential.

International Equity Fund — long-term growth of capital through diversified holdings of marketable foreign equity investments.

Socially Responsible Fund — long-term growth of capital, current income and growth of income through investing primarily in equity securities of issuers that meet certain socially responsible criteria.

2. Significant Accounting Policies.

Use of estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates and these differences could be material.

Security valuation — A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price, and if there are no such sales, the most recent bid quotation is used. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Funds’ pricing agent for such securities, if available, and otherwise are valued at amortized cost. When market quotations are not readily available, securities are valued according to procedures adopted by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), one of whom is an officer of the Trust, or the Trust’s Valuation Committee. Securities whose market value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

fair valued security will be sold at the price at which a Fund is carrying the security. Investments in the underlying funds by the Equity, Balanced, Small Cap and International Equity Funds are valued at their net asset value as reported by the underlying funds.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

The International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (formerly FT Interactive Data Corp.) (“Interactive Data”) as a third party fair valuation vendor daily. Interactive Data provides a fair value for foreign securities in the International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data. These factors are used to value the International Equity Fund without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the International Equity Fund’s administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended June 30, 2013, there have been no significant changes to the Funds’ fair value methodologies.

Fair value measurement classifications are summarized in each Fund’s Schedule of Investments.

Security transactions and investment income — Security transactions are recorded on a trade date basis. Dividend income and distributions on underlying funds are recorded on the ex-dividend date or, for certain foreign dividends, as soon as the dividend information becomes available. Interest income and distributions on underlying funds, if applicable, premium and discount amortization are accrued daily, using the scientific or straight-line method, which approximates the effective interest method. Securities gains and losses are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) is not known until after the end of the fiscal year, at which time such distribution estimates are appropriately adjusted.

When-issued and delayed delivery investments — The Income Fund, Small Cap Fund, International Equity Fund and Socially Responsible Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, each Fund may

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

dispose of such securities prior to settlement if its sub-adviser deems it appropriate to do so. Each Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Fund will normally realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund’s custodian will maintain cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. The when-issued market is commonly associated with government bonds that are to be issued as a pending auction. The Funds use when-issued investments as a way to participate in a new issuance. As of, and during the six months ended June 30, 2013, the Income Fund held when-issued and delayed delivery investments.

Repurchase agreements — Securities pledged as collateral for repurchase agreements are held by Northern Trust and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the sub-adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. During the six months ended June 30, 2013, the Funds did not enter into any repurchase agreements. There were no investments in repurchase agreements as of June 30, 2013.

Investments in REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Mortgage dollar rolls — TBA (“To Be Announced”) purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities.

During the six months ended June 30, 2013, the Income Fund entered into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate and terms. The Income Fund may execute a roll to obtain better underlying mortgage securities or to increase yield. The Income Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate. Risks associated with dollar rolls are that actual mortgages received by the Income Fund may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBA sales commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets.

ADRs, EDRs and GDRs — The Small Cap Fund, International Equity Fund and Socially Responsible Fund may invest in both sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments. The Equity Fund may invest in ADRs. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

Asset-backed and mortgage securities — The Income Fund may invest in mortgage and asset-backed securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, a sub-adviser may have to reinvest the proceeds from the securities at a lower interest rate. This could lower the Fund’s return and result in losses to the Fund if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Income Fund may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.

Foreign currency transactions — The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

•	market value of investment securities, other assets and other liabilities at the daily rates of exchange and

•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Expense policy — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds of the Trust daily in relation to the net assets of each Fund or upon another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds are allocated across the Trust and the Wilshire Mutual Funds based upon relative net assets or another reasonable basis.

Distributions to shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Funds’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible Federal excise tax.

3. Investment Advisory Fee and Other Transactions.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds’ investment programs. The Adviser has entered into agreements with the following sub-advisers: Equity Fund — Santa Barbara Asset Management, LLC and TWIN Capital Management, Inc.; Income Fund — Western Asset Management Company and Western Asset Management Limited; International Equity Fund — PanAgora Asset Management, Inc. and Thomas White International, Ltd.; Small Cap Fund — Los Angeles Capital Management and Equity Research, Inc. and Ranger Investment Management, L.P.; Socially Responsible Fund — ClearBridge Investments, LLC.

Each sub-adviser’s fees are paid by the Adviser out of the advisory fees that it receives from each of the Funds. Fees paid to a sub-adviser of a Fund with multiple sub-advisers depends upon the fee rate negotiated with the Adviser and upon the percentage of the Fund’s assets allocated to that sub-adviser by the Adviser, which may vary from time to time. Thus, the basis for fees paid to any such sub-adviser is not constant, and the relative amounts of fees paid to the various sub-advisers of a Fund may fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

will remain fixed on the terms described below. The Adviser may, however, determine in its discretion to waive a portion of its fee if there are internal fluctuations in the fee. Because the Adviser will pay each sub-adviser’s fees out of its own fees from the Funds, there will not be any “duplication” of advisory fees paid by the Funds.

For the six months ended June 30, 2013, the Adviser provided services and assumed expenses pursuant to the amended Investment Advisory Agreement for which it received a fee based on each Fund’s average daily net assets, computed daily and payable monthly, at the following annual rates:

Fund	Rate on the First $1 Billion of Average Daily Net Assets	Rate on Average Daily Net Assets in Excess of $1 Billion
Equity Fund*	0.70%*	0.60%*
Balanced Fund**	0.55%**	0.45%**
Income Fund	0.55%	0.45%
Small Cap Fund***	1.15%***	1.05%***
International Equity Fund****	1.00%****	0.90%****
Socially Responsible Fund	0.85%	0.75%

*
The Equity Fund invests in shares of the Large Company Growth Portfolio and the Large Company Value Portfolio. The Adviser will only receive directly from the Equity Fund a fee based on the average daily net assets of the Equity Fund that are not invested in the Large Company Growth Portfolio and the Large Company Value Portfolio.

**
The Balanced Fund operates under a fund of funds structure, primarily investing in shares of underlying funds. The Adviser will only receive directly from the Balanced Fund a fee based on the average daily net assets of the Balanced Fund that are not invested in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund.

***
The Small Cap Fund invests in shares of the Small Company Growth Portfolio and the Small Company Value Portfolio. The Adviser will only receive directly from the Small Cap Fund a fee based on the average daily net assets of the Small Cap Fund that are not invested in the Small Company Growth Portfolio or the Small Company Value Portfolio.

****
The International Equity Fund invests in shares of the Wilshire International Equity Fund. The Adviser will only receive directly from the International Equity Fund a fee based on the average daily net assets of the International Equity Fund that are not invested in the Wilshire International Equity Fund.

For the six months ended June 30, 2013, the Adviser voluntarily waived fees in the amounts listed below. The Adviser cannot recoup amounts of any investment advisory fees waived.

Fund	Advisory Fees Voluntarily Waived	Rate on Average Daily Net Assets
Small Cap Fund	$31,124	0.16%
International Equity Fund	44,784	0.19%

SEI Investments Global Funds Services (“SEI”) serves as the Trust’s administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. DST Systems, Inc. serves as the Trust’s transfer agent and dividend disbursing agent. The Northern Trust Company (“Northern Trust”) serves as the Trust’s Custodian. SEI Investments Distribution Co. (the “Distributor”) serves as the Trust’s distributor.

Officers and Trustees’ expenses — The officers of the Trust are affiliated with and receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers. The Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $18,000, an annual additional Board chairperson retainer of $12,000, a Board in-person meeting fee of $2,000, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $8,000, an annual Committee chairperson retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly.

The Funds have adopted a Rule 12b-1 distribution and shareholder services plan (the “Distribution Plan”). Pursuant to the Distribution Plan with the Funds, the Distributor receives a distribution and shareholder services fee, payable by each Fund. The Distributor uses the fee to pay for distribution-related and shareholder services for the Funds. Under the Distribution Plan, each Fund will pay to the Distributor a shareholder/distribution services fee computed at the annual rate of 0.25% of average daily net assets attributable to each Fund. The Balanced Fund pays a distribution and shareholder services fee on all of its assets except for those assets invested in the Income Fund.

Fees Paid Indirectly — The Trust has entered into a brokerage commission recapture program with the Distributor, pursuant to which a portion of the Funds’ commissions generated from transactions directed to the Distributor are used to reduce the Funds’ expenses. Under such program, the Distributor, as introducing broker, retains a portion of the Funds’ commissions.

Such commissions rebated to the Funds for the six months ended June 30, 2013 were as follows:

Equity Fund	$5,154
Small Cap Fund	2,131
$7,285

5. Security Transactions.

For the six months ended June 30, 2013, aggregate cost of purchases and proceeds from sales of securities, other than affiliated investments, short-term investments and U.S. Government securities, were as follows:

Fund	Purchases	Proceeds from Sales
Equity Fund	$463,767,591	$474,956,631
Income Fund	111,237,666	113,004,570
Small Cap Fund	70,461,421	72,423,730
International Equity Fund	44,795,421	72,116,464
Socially Responsible Fund	5,572,262	8,312,631

Purchases and sales of U.S. Government securities during the six months ended June 30, 2013 were:

Fund	Purchases	Proceeds from Sales
Income Fund	$106,850,529	$109,389,893

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

Purchases and sales of affiliated investments during the six months ended June 30, 2013, and value as of June 30, 2013 were:

Fund	Purchases	Proceeds from Sales	Value as of June 30, 2013
Equity Fund
Wilshire International Equity Fund	$—	108,422,535	$—
Wilshire Large Company Growth Portfolio	65,122,744	1,507,040	64,952,624
Wilshire Large Company Value Portfolio	65,469,906	2,329,973	67,155,964
Balanced Fund
Wilshire International Equity Fund	25,551,553	107,619,410	24,412,061
Wilshire Large Company Growth Portfolio	30,598,045	334,017	30,883,589
Wilshire Large Company Value Portfolio	30,694,924	334,017	32,266,361
Wilshire Small Company Growth Portfolio	7,657,476	83,504	8,088,274
Wilshire Small Company Value Portfolio	7,768,110	83,504	8,176,329
Wilshire Variable Insurance Trust Income Fund	—	2,824,910	44,518,506
Small Cap Growth Fund
Wilshire Small Company Growth Portfolio	7,163,961	210,744	7,432,706
Wilshire Small Company Value Portfolio	7,229,914	210,744	7,476,689
International Equity Fund
Wilshire International Equity Fund	5,931,173	320,626	5,335,419

6. Securities Lending.

The Funds, except for the Balanced Fund, may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Fund may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Trust and acting as a “placing broker.” A Fund receives compensation for lending securities in the form of fees. A Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Trust’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the collateral and securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be remarked daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Northern Trust acts as the securities lending agent for the Funds. The value of the securities on loan and the value of the related collateral at June 30, 2013 are shown on the Statement of Assets and Liabilities. The Northern Trust Institutional Liquid Asset Fund was purchased with proceeds from collateral received from securities on loan. At June 30, 2013, $20,405,152, $9,949,212, $12,169,235, $4,173,986 and $15,587,745 of this cash equivalent represents the collateral received for securities on loan in the Equity Fund, Income Fund, Small Cap Fund, International Equity Fund, and Socially Responsible Fund, respectively.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

7. Significant Shareholder Activity.

On June 30, 2013, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

Fund
Equity Fund (1 omnibus shareholder)	87%
Balanced Fund (1 omnibus shareholder)	100%
Income Fund (2 omnibus shareholders)	100%
Small Cap Growth Fund (1 omnibus shareholder)	100%
International Equity Fund (1 omnibus shareholder)	100%
Socially Responsible Fund (1 omnibus shareholder)	100%

8. Tax Information.

No provision for Federal income taxes is required because each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The federal tax cost, unrealized appreciation and depreciation at June 30, 2013 for each Fund are as follows (excluding TBA sales commitments):

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Equity Fund	$212,787,120	$7,764,814	$(1,813,787)	$5,951,027
Balanced Fund	145,881,248	4,176,245	(1,436,624)	2,739,621
Income Fund	98,930,383	2,419,538	(2,327,747)	91,791
Small Cap Fund	47,567,429	4,064,945	(386,303)	3,678,642
International Equity Fund	34,746,972	3,685,011	(2,510,349)	1,174,662
Socially Responsible Fund	51,322,009	16,816,734	(701,742)	16,114,992

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, investments in PFICs and investment in master limited partnerships on all Funds.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2012, the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Expiring December 31,
Fund	2016	2017	2018
Equity Fund	$39,072,595	$76,212,202	$—
Balanced Fund	8,671,278	12,404,279	—
Small Cap Fund	2,520,158	3,386,074	—
International Equity Fund	4,489,974	4,827,194	387,494
Socially Responsible Fund	—	16,683,301	—

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under those new provisions are as follows:

Fund	Short-Term Loss	Long-Term Loss	Total
Income Fund	$—	$508,731	$508,731
International Equity Fund	2,289,792	1,197,333	3,487,125

During the six months ended June 30, 2013, the Equity Fund, Balanced Fund, Small Cap Fund, and Socially Responsible Fund utilized capital loss carryforwards of $13,020,559, $5,375,534, $3,691,929 and $2,273,037, respectively, to offset capital gains.

The tax character of distributions declared during the years ended December 31, 2012 and 2011 were as follows:

Fund	2012 Ordinary Income	2012 Capital Gains	2011 Ordinary Income	2011 Capital Gains
Equity Fund	$1,571,504	$—	$2,635,190	$—
Balanced Fund	5,214,285	—	4,429,078	—
Income Fund	2,465,369	—	5,524,515	875,471
International Equity Fund	1,271,685	—	670,255	—
Socially Responsible Fund	415,769	—	388,855	—

At December 31, 2012, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Equity Fund	Balanced Fund	Income Fund	Small Cap Fund	International Equity Fund	Socially Responsible Fund
Undistributed ordinary income	$24,126	$2,515,398	$1,673,400	$—	$277,772	$552,860
Capital loss carryforwards	(115,284,797)	(21,075,557)	(508,731)	(5,906,232)	(13,191,787)	(16,683,301)
Unrealized appreciation/(depreciation)	19,881,716	12,156,507	2,167,360	2,367,672	4,797,848	12,650,675
Other Temporary Differences	(1)	14	4	—	(3)	—
Total distributable earnings/(accumulated losses)	$(95,378,956)	$(6,403,638)	$3,332,033	$(3,538,560)	$(8,116,170)	$(3,479,766)

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

9. In-Kind Transfers.

During the six months ended June 30, 2013, the Funds issued and redeemed shares of beneficial interest through affiliated in-kind transfers of investment securities and cash. The securities were transferred at their current value on the date of such transactions.

Contributing Fund	Receiving Fund	Date of Transfer	Value of Investment Securities	Cash	Total Assets	Shares Issued/ (Redeemed)	Realized Gain/ (Loss) Earned from Contributing Fund
Equity Fund	Large Company Growth Portfolio	4/8/2013	$64,025,634	$1,097,110	$65,122,744	1,695,627	$2,590,858
Equity Fund	Large Company Value Portfolio	4/8/2013	64,037,268	1,432,638	65,469,906	3,690,691	3,344,532
Balanced Fund	Large Company Growth Portfolio	4/8/2013	29,580,794	1,017,251	30,598,045	796,693	(251,486)
Balanced Fund	Large Company Value Portfolio	4/8/2013	29,678,783	1,016,141	30,694,924	1,730,344	(122,322)
Balanced Fund	Small Company Growth Portfolio	4/8/2013	7,279,152	378,324	7,657,476	366,985	(82,358)
Balanced Fund	Small Company Value Portfolio	4/8/2013	7,139,924	628,186	7,768,110	396,745	15,070
Balanced Fund	Wilshire International Equity Fund	4/3/2013	—	25,551,553	25,551,553	2,817,958	—
Balanced Fund	International Equity Fund	4/3/2013	—	25,551,553	25,551,553	(2,005,538)	—
Small Cap Fund	Small Company Growth Portfolio	4/8/2013	6,996,577	167,384	7,163,961	343,333	1,035,447
Small Cap Fund	Small Company Value Portfolio	4/8/2013	6,862,541	367,373	7,229,914	369,257	104,637
International Equity Fund	Wilshire International Equity Fund	4/2/2013	5,931,173	—	5,931,173	645,387	(1,951,869)
Wilshire International Equity Fund	Equity Fund	4/2/2013	108,142,870	279,665	108,422,535	(11,797,754)	22,029,945
Wilshire International Equity Fund	Balanced Fund	4/2/2013	77,077,919	212,167	77,290,086	(8,455,321)	25,597,135

10. Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. Risks.

Credit risk — The Income Fund invests primarily in debt instruments. The issuers’ ability to meet their obligations may be affected by the recent economic developments. In addition, the Income Fund’s investments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Income Fund concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. The Income Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Since the Balanced Fund invests in the Income Fund, the Balanced Fund is indirectly subject to these risks.

Counterparty credit risk — Counterparty credit risk is the risk that a counterparty to a financial instrument will fail on a commitment that it has entered into with the Funds. The Funds’ sub-advisers seek to minimize counterparty credit risk by monitoring the creditworthiness of each counterparty on an ongoing basis.

Foreign security risk — The Income and International Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The market values of the Income and International Equity Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the Income Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region. Since the Balanced Fund invests in the Income Fund, the Balanced Fund is indirectly subject to these risks.

12. Contingencies.

The Equity Fund and Socially Responsible Fund were named as defendants and putative members of a proposed defendant class of shareholders in a lawsuit filed on December 7, 2010, in the U.S. Bankruptcy Court for the District of Delaware and on March 6, 2012, in the District Court for the Southern District of New York, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The 2010 lawsuit was brought by the Official Committee of Unsecured Creditors of the Tribune Company and the 2012 lawsuit was brought by Deutsche Bank, as trustee for senior noteholders of Tribune Company. Both lawsuits relate to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007 less than a year prior to Tribune Company’s bankruptcy filing. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who meet certain jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek to recover those proceeds, together with interest and attorneys’ fees and expenses, as fraudulent transfers under the Bankruptcy Act or various state laws. The Adviser does not expect the Funds to be materially impacted by the lawsuits.

13. New Accounting Pronouncement.

In June 2013, the Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services - Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Funds’ financial statements.

14. Subsequent Event Evaluation.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Wilshire Variable Insurance Trust Additional Fund Information

Information on Proxy Voting

The SEC has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Contract Owners may revoke their consent to householding at any time by calling 1-800-999-1030. Upon receipt of a Contract Owner’s revocation, the Trust will begin mailing individual copies of the above-referenced documents to the Contract Owner’s attention within 30 days.

Wilshire Variable Insurance Trust Board Approval of Subadvisory Agreements

During the six months ended June 30, 2013, the Board of Trustees (the “Board”) of Wilshire Variable Insurance Trust (the “Trust”) approved new subadvisory agreements between Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) and each of the following subadvisers with respect to the Equity Fund: Santa Barbara Asset Management, LLC and TWIN Capital Management, Inc. In the following text, the subadvisers are referred to as “Subadvisers” and the subadvisory agreements between Wilshire and each Subadviser are referred to as “Subadvisory Agreements.”

The information in this summary outlines the Board’s considerations associated with its approval of each of the Subadvisory Agreements. In connection with its deliberations regarding these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services to be performed by the Subadvisers under the subadvisory arrangements; the profits to be realized by the Subadvisers; the extent to which the Subadvisers may realize economies of scale as the Fund grows; and whether any fall-out benefits would be realized by the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940 (the “Independent Trustees”) discussed the approval of the Subadvisory Agreements with management and in private sessions with counsel at which no representatives of the Subadvisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the separate vote of the Independent Trustees. In deciding to approve each Subadvisory Agreement, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Received

The Trustees received information from the Adviser regarding the factors underlying the recommendations to approve each Subadvisory Agreement in advance of the meeting. The Trustees considered each Subadviser’s investment performance in managing investment products similar to the Funds. The Trustees also reviewed information from each Subadviser that they received in connection with contract renewal in August of 2012 describing: (i) the nature, extent and quality of services to be provided, (ii) the financial condition of the Subadviser, (iii) the extent to which economies of scale will be realized as the Fund grows, (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services to be rendered and amounts paid by other registered investment companies and any comparable clients, and (vi) benefits to be realized by the Subadviser from its relationship with the Fund. The Independent Trustees also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Nature, Extent and Quality of Services

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services to be provided. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel to be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the analysis provided by the Adviser, which concluded that each Subadviser would provide reasonable services and recommended that each Subadvisory Agreement be approved.

The Board reviewed information comparing each Subadviser’s gross investment performance for managing investment products similar to the Fund to a relevant benchmark. Based upon all relevant factors, although the Subadvisers underperformed for the one-year period ended December 31, 2012, the Board determined to approve the Subadvisory Agreements, noting that each Subadviser had outperformed the Fund’s benchmark for the annualized three-, five- and seven-year periods ended December 31, 2012 and considered the Subadvisers’ experience and record in managing the Wilshire International Equity Fund (formerly known as the Wilshire Large Cap Core Plus Fund).

Subadvisory Fees

The Board considered the Fund’s subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon data previously supplied by each Subadviser about the fees charged to other clients. The Board considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee was deemed reasonable by the Board. Based upon all of the above, the Board determined that the subadvisory fees for the Fund were reasonable.

Wilshire Variable Insurance Trust Board Approval of Subadvisory Agreements (Continued)

Profitability

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the Subadvisers would be limited due to the size of the Fund. The Board took these factors into consideration in concluding that the subadvisory fees were reasonable.

Economies of Scale

The Board considered whether there may be economies of scale with respect to the subadvisory services provided to the Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for the Fund under the Subadvisory Agreements is reasonable in relation to the asset size of the Fund. The Board concluded that the fee schedule for the Fund reflects an appropriate recognition of any economies of scale.

Fall-out Benefits

The Board also considered the character and amount of other incidental benefits to be received by each Subadviser. The Board considered each Subadviser’s soft dollar practices. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Subadvisory Agreement were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Subadvisory Agreement are fair and reasonable and that the approval of each Subadvisory Agreement is in the best interests of the Fund.

Wilshire Variable Insurance Trust Privacy Statement

At Wilshire Variable Insurance Trust, we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

Information We Collect

We collect and retain nonpublic personal information about you that may include:

Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server cannot find out a user’s name or email address, or anything about the user’s computer using cookies.

Information We May Share

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

Companies that provide services for us to help market our products to you; and

Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

Confidentiality And Security

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our web site.

Applicability

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

The Wilshire Variable Insurance Trust values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 888-200-6796 if you have any questions concerning our policy.

Wilshire Variable Insurance Trust Semi-Annual Report June 30, 2013

Wilshire Variable Insurance Trust

Equity Fund Balanced Fund Income Fund	Small Cap Fund International Equity Fund Socially Responsible Fund

Board of Trustees
Margaret M. Cannella Roger A. Formisano Edward Gubman	Suanne K. Luhn George J. Zock Chairman of the Board

Officers of the Funds

Jason Schwarz President	Victor Zhang Vice President

Helen Thompson Vice President, Chief Compliance Officer	James E. St. Aubin Vice President

Michael Wauters Treasurer	Nathan R. Palmer Vice President

Gaurav Chopra Assistant Treasurer	Reena Lalji Secretary

Administrator
SEI Investments Global Funds Services
1 Freedom Valley Drive
Oaks, PA 19456

Transfer Agent
DST Systems, Inc.
333 W. 11th St.
Kansas City, MO 64105

Investment Adviser
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401-1085

Custodian
The Northern Trust Company
50 LaSalle Street
Chicago, IL 90401-1085

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1700
Philadelphia, PA 19103-7042

Investment Subadvisers

Clear Bridge Investments LLC
620 8th Avenue
New York, NY 10018

Santa Barbara Asset Management, LLC
2049 Century Park East, 18th Floor
Los Angeles, CA 90067

TWIN Capital Management, Inc.
3244 Washington Road, Suite 202
McMurray, PA 15317

Los Angeles Capital Management
and Equity Research, Inc.
11150 Santa Monica Blvd., Suite 200
Los Angeles, CA 90025

PanAgora Asset Management, Inc.
260 Franklin Street, 22nd Floor
Boston, MA 02110

Thomas White International, Ltd.
440 South LaSalle Street, Suite 3900
Chicago, IL 60605

Ranger Investment Management, L.P.
300 Crescent Court, Suite 1100
Dallas, TX 75201

Western Asset Management Company
117 E. Colorado Blvd., Suite 600
Pasadena, CA 91105

Western Asset Management Limited
155 Bishopsgate, London England
EC2M 3XG

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

Wilshire Variable Insurance Trust

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

WIL-SA-002-0600

Wilshire Variable Insurance Trust
SEMI-ANNUAL REPORT (Unaudited) 2015 ETF Fund 2025 ETF Fund 2035 ETF Fund
June 30, 2013

Wilshire Variable Insurance Trust Table of Contents

Shareholder Letter	1
Fund Commentaries	3
Disclosure of Fund Expenses	9
Schedules of Investments	11
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	20
Additional Fund Information	25

Shares of the 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund are sold only as the underlying investment for variable annuity contracts issued by insurance companies. This report is authorized for use in connection with any offering of a Fund’s shares only if accompanied or preceded by the Fund’s current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by SEI Investments Distribution Co.

Wilshire Variable Insurance Trust Shareholder Letter

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this first half report to all shareholders of the Wilshire Variable Insurance Trust Target Maturity Funds. This report covers the period from January 1, 2013 to June 30, 2013, for the 2015 ETF Fund, 2025 ETF Fund, and 2035 ETF Fund.

MARKET ENVIRONMENT

U.S. Equity Market

The U.S. stock market, represented by the Wilshire 5000 Total Market IndexSM, posted a total return of 13.98% during the first half of the year. Small-cap growth stocks gained the most year-to-date, as the Wilshire U.S. Small-Cap Growth IndexSM added 18.55%. The market’s rise was realized despite giving back 1.27% in June, its first monthly loss since October 2012. Solid gains in April and May – up 1.93% and 2.34%, respectively – propelled U.S. stocks to an impressive 13.98% advance through the end of June. This marked the best first half of a calendar year since 1998, when the U.S. stock market was up 15.47% through the first six months of that year. Small capitalization stocks outperformed larger stocks in the first half of 2013, and on a style basis, micro-cap stocks have enjoyed an outstanding 2013 so far.

International Equity Market

International equities also advanced in the first half of the year as the MSCI EAFE Index rose 4.10%. However, emerging markets equities struggled year-to-date, with the MSCI Emerging Markets Index losing -9.57%. Through the first half of the year, the European Union continued to struggle with political uncertainty in Greece as well as lackluster economic expansion and/or recession throughout the region. The announced upcoming wind-down of the U.S. Federal Reserve’s programs of accommodative lending sent markets reeling worldwide. Japan’s 2013 rally plunged into a volatile bear run after the Nikkei hit a five-year high on May 22; however, Japanese stocks remain among the strongest performers this year. Emerging markets stocks continued to find performance held back by concerns over China’s slowing domestic economy. Additionally, political unrest in Egypt, Brazil, and Turkey late in the second quarter also weighed on emerging markets.

Bond Market

Bond returns were mixed in the first half of the year. The broad fixed-income market posted positive returns as the Barclays Aggregate Bond Index returned 2.44% year-to-date. High yield bonds also did well on a relative basis, as the Barclays U.S. Corporate High Yield Index gained 1.42% in the same period. Long-term U.S. Treasuries lost value, with the Barclays Long Term Treasury Index losing -7.97% in the first two quarters. Bond yields began to drift lower in April, with the bellwether 10-year U.S. Treasury hitting a near-term low of 1.66% on May 1. Subsequently, yields climbed sharply higher, with the 10-year Treasury closing the second quarter at 2.52%, fully 65 basis points higher than its first quarter close. With the end of the Federal Reserve’s “easy money” policy looming on the horizon, interest rate-sensitive assets in general suffered losses; corporate spreads widened over the quarter as well. Non-U.S. fixed income performed roughly on par with U.S.-based paper, although the strength of the U.S. dollar eroded performance on unhedged assets.

FUND PERFORMANCE REVIEW

The Wilshire Variable Insurance Trust Target Maturity Funds underperformed their respective benchmarks in the first half of 2013. The 2015 ETF Fund returned 1.76%, underperforming the S&P Target Date 2015 Index return of 3.84% by 2.08%. The 2025 ETF Fund returned 2.81%, underperforming the S&P Target Date 2025 Index return of 5.82% by 3.02%. The 2035 ETF Fund returned 4.04%, underperforming the S&P Target Date 2035 Index return of 7.25% by 3.21%.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jason Schwarz
President, Wilshire Variable Insurance Trust

1

Wilshire Variable Insurance Trust Shareholder Letter - (Continued)

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower.

Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the funds or any stock in particular.

Investing involves risks including possible loss of principal. The 2015, 2025 & 2035 ETF Funds operate under a fund of funds structure. An ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involve duplication of advisory fees and certain other expenses. Shareholders of the Fund bear their proportionate share of the ETFs’ fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

There can be no assurance that a Wilshire Variable Insurance Trust Target Maturity Fund will achieve its stated objectives. An investor may experience losses, at any time, including near, at or after the Fund’s target year. In addition, there is no guarantee that an investor’s investment in the Fund will provide any income at or through the years following the Fund’s target year in amounts adequate to meet the investor’s goals or retirement needs.

2

Wilshire Variable Insurance Trust 2015 ETF FUND Commentary

2015 ETF FUND
Average Annual Total Return

Six Months Ended 06/30/13*	1.76%
One Year Ended 06/30/13	8.19%
Five Years Ended 06/30/13	4.98%
Inception (05/01/06) through 06/30/13	3.77%

S&P TARGET DATE 2015 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13*	3.84%
One Year Ended 06/30/13	9.45%
Five Years Ended 06/30/13	5.05%
Inception (05/01/06) through 06/30/13	4.51%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower.

(1)
The S&P Target Date 2015 Index (the “Index”) is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2015 target retirement horizon.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the six months ended June 30, 2013, fees totaling 0.13% of average net assets were waived.

3

Wilshire Variable Insurance Trust 2015 ETF FUND Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2013)

The U.S. stock market got off to its strongest start since 1998 as the S&P 500 Index rose 13.82% through June 2013. The market rallied in the first quarter as investors cheered the news of a “Fiscal Cliff” resolution, a positive fourth quarter GDP estimate marking the 14th consecutive quarter of economic expansion, and signs of improvement within the housing sector. The second quarter saw more modest but still positive gains as investors grappled with the possibility of the Federal Reserve “tapering” its quantitative easing program earlier than anticipated.

International stock markets underperformed the U.S. as the MSCI EAFE Index returned 4.10% in the first half of the year. The Eurozone continued to then struggle as concerns over the region’s debt crisis prompted the European Central Bank to cut its benchmark interest rate to a record low 0.5%. Conversely, the Japanese market soared after the Bank of Japan’s new governor announced plans for aggressive quantitative easing. The MSCI Japan Index returned 16.55% year to date. Emerging markets fared worse with the MSCI Emerging Markets Index returning -9.57% for the first half of the year.

Fixed income struggled during the first half of the year with investment grade U.S. bonds (the Barclays Capital U.S. Aggregate Bond Index) returning -2.44% and global bonds (the Citi World Government Bond Index) returning -2.97%. The Treasury market also sold off and the 10-year U.S. Treasury ended the second quarter at 2.52%, up 64 basis points from 1.78% at the end of 2012.

The 2015 ETF Fund (“the Fund”) returned 1.76% for the first six months of 2013, underperforming the custom benchmark return of 3.84% by 2.08%. The Fund was hurt by its large exposure to TIPS, which sold off during the first half of the year, and its exposure to Emerging Markets which also struggled over the period.

*	Based on percent of Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

4

Wilshire Variable Insurance Trust 2025 ETF FUND Commentary

2025 ETF FUND
Average Annual Total Return

Six Months Ended 06/30/13*	2.81%
One Year Ended 06/30/13	9.53%
Five Years Ended 06/30/13	4.27%
Inception (05/01/06) through 06/30/13	3.11%

S&P TARGET DATE 2025 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13*	5.82%
One Year Ended 06/30/13	12.85%
Five Years Ended 06/30/13	5.28%
Inception (05/01/06) through 06/30/13	4.48%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower.

(1)
The S&P Target Date 2025 Index (the “Index”) is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2025 target retirement horizon.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the six months ended June 30, 2013, fees totaling 0.12% of average net assets were waived.

5

Wilshire Variable Insurance Trust 2025 ETF FUND Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2013)

The U.S. stock market got off to its strongest start since 1998 as the S&P 500 Index rose 13.82% through June 2013. The market rallied in the first quarter as investors cheered the news of a “Fiscal Cliff” resolution, a positive fourth quarter GDP estimate marking the 14th consecutive quarter of economic expansion, and signs of improvement within the housing sector. The second quarter saw more modest but still positive gains as investors grappled with the possibility of the Federal Reserve “tapering” its quantitative easing program earlier than anticipated.

International stock markets underperformed the U.S. as the MSCI EAFE Index returned 4.10% in the first half of the year. The Eurozone continued to then struggle as concerns over the region’s debt crisis prompted the European Central Bank to cut its benchmark interest rate to a record low 0.5%. Conversely, the Japanese market soared after the Bank of Japan’s new governor announced plans for aggressive quantitative easing. The MSCI Japan Index returned 16.55% year to date. Emerging markets fared worse with the MSCI Emerging Markets Index returning -9.57% for the first half of the year.

Fixed income struggled during the first half of the year with investment grade U.S. bonds (the Barclays Capital U.S. Aggregate Bond Index) returning -2.44% and global bonds (the Citi World Government Bond Index) returning -2.97%. The Treasury market also sold off and the 10-year U.S. Treasury ended the second quarter at 2.52%, up 64 basis points from 1.78% at the end of 2012.

The 2025 ETF Fund (“the Fund”) returned 2.81% for the first six months of 2013, underperforming the custom benchmark return of 5.82% by 3.01%. The Fund was hurt by its large exposure to TIPS, which sold off during the first half of the year, and its exposure to Emerging Markets which also struggled over the period.

*	Based on percent of Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

6

Wilshire Variable Insurance Trust 2035 ETF FUND Commentary

2035 ETF FUND
Average Annual Total Return

Six Months Ended 06/30/13*	4.04%
One Year Ended 06/30/13	11.85%
Five Years Ended 06/30/13	3.58%
Inception (05/01/06) through 06/30/13	2.30%

S&P TARGET DATE 2035 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13*	7.25%
One Year Ended 06/30/13	15.39%
Five Years Ended 06/30/13	5.15%
Inception (05/01/06) through 06/30/13	4.26%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower.

(1)
The S&P Target Date 2035 Index (the “Index”) is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2035 target retirement horizon.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the six months ended June 30, 2013, fees totaling 0.11% of average net assets were waived.

7

Wilshire Variable Insurance Trust 2035 ETF FUND Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2013)

The U.S. stock market got off to its strongest start since 1998 as the S&P 500 Index rose 13.82% through June 2013. The market rallied in the first quarter as investors cheered the news of a “Fiscal Cliff” resolution, a positive fourth quarter GDP estimate marking the 14th consecutive quarter of economic expansion, and signs of improvement within the housing sector. The second quarter saw more modest but still positive gains as investors grappled with the possibility of the Federal Reserve “tapering” its quantitative easing program earlier than anticipated.

International stock markets underperformed the U.S. as the MSCI EAFE Index returned 4.10% in the first half of the year. The Eurozone continued to then struggle as concerns over the region’s debt crisis prompted the European Central Bank to cut its benchmark interest rate to a record low 0.5%. Conversely, the Japanese market soared after the Bank of Japan’s new governor announced plans for aggressive quantitative easing. The MSCI Japan Index returned 16.55% year to date. Emerging markets fared worse with the MSCI Emerging Markets Index returning -9.57% for the first half of the year.

Fixed income struggled during the first half of the year with investment grade U.S. bonds (the Barclays Capital U.S. Aggregate Bond Index) returning -2.44% and global bonds (the Citi World Government Bond Index) returning -2.97%. The Treasury market also sold off and the 10-year U.S. Treasury ended the second quarter at 2.52%, up 64 basis points from 1.78% at the end of 2012.

The 2035 ETF Fund (“the Fund”) returned 4.04% for the first six months of 2013, underperforming the custom benchmark return of 7.25% by 3.21%. The Fund was hurt by its large exposure to TIPS, which sold off during the first half of the year, and its exposure to Emerging Markets which also struggled over the period.

~~*~~	Based on percent of Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

8

Wilshire Variable Insurance Trust Disclosure of Fund Expenses For the Six Months Ended June 30, 2013 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

9

Wilshire Variable Insurance Trust Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2013 (Unaudited)

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expense Ratio(1)(2)	Expenses Paid During Period 01/01/13-06/30/13(3)(4)
2015 ETF Fund
Actual Fund Return	$1,000.00	$1,017.60	0.60%	$3.00
Hypothetical 5% Return	$1,000.00	$1,021.82	0.60%	$3.01
2025 ETF Fund
Actual Fund Return	$1,000.00	$1,028.10	0.60%	$3.02
Hypothetical 5% Return	$1,000.00	$1,021.82	0.60%	$3.01
2035 ETF Fund
Actual Fund Return	$1,000.00	$1,040.40	0.60%	$3.04
Hypothetical 5% Return	$1,000.00	$1,021.82	0.60%	$3.01

(1)	The expense ratio does not include the expenses of the underlying ETFs.

(2)	Annualized, based on the Fund’s expenses for the most recent fiscal half-year.

(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

(4)	Expenses shown do not include annuity contract fees.

10

Wilshire Variable Insurance Trust Schedules of Investments June 30, 2013 (Unaudited)

	2015 ETF Fund
Shares		Value
EXCHANGE TRADED FUNDS — 98.5%
59,519	iShares Barclays TIPS Bond Fund	$6,666,723
36,800	Market Vectors Emerging Markets Local Currency Bond ETF	892,768
16,320	SPDR Barclays Capital High Yield Bond ETF	644,477
17,326	SPDR Barclays Capital International Treasury Bond ETF	975,107
105,700	Vanguard Europe Pacific ETF	3,763,977
30,706	Vanguard FTSE Emerging Markets ETF(a)	1,190,779
11,150	Vanguard Global ex-U.S. Real Estate ETF	595,187
8,996	Vanguard REIT ETF	618,205
128,000	Vanguard S&P 500 ETF(a)	9,395,200
30,890	Vanguard Scottsdale Funds	2,566,959
10,027	Vanguard Small-Cap Growth ETF	1,032,179
16,239	Vanguard Small-Cap Value ETF(a)	1,360,179
28,550	Vanguard Total Bond Market ETF	2,309,124

Total Exchange Traded Funds — 98.5%
(Cost $29,408,594)		32,010,864

SHORT-TERM INVESTMENTS (c) — 21.2%
592,601	Northern Trust Institutional Government Select Portfolio, 0.01%	592,601
6,296,912	Northern Trust Institutional Liquid Asset Portfolio, 0.01%(b)	6,296,912

Total Short-Term Investments — 21.2%
(Cost $6,889,513)		6,889,513

Total Investments — 119.7%
(Cost $36,298,107)		38,900,377

Other Assets & Liabilities, Net — (19.7)%		(6,412,264)

NET ASSETS — 100.0%		$32,488,113

	2025 ETF Fund
Shares		Value
EXCHANGE TRADED FUNDS — 96.6%
55,778	iShares Barclays TIPS Bond Fund	$6,247,694
48,780	Market Vectors Emerging Markets Local Currency Bond ETF	1,183,403
21,256	SPDR Barclays Capital High Yield Bond ETF	839,399
23,052	SPDR Barclays Capital International Treasury Bond ETF	1,297,366
157,830	Vanguard Europe Pacific ETF	5,620,326
40,181	Vanguard FTSE Emerging Markets ETF(a)	1,558,219
14,680	Vanguard Global ex-U.S. Real Estate ETF	783,619
11,320	Vanguard REIT ETF	777,910
179,280	Vanguard S&P 500 ETF(a)	13,159,152
20,150	Vanguard Scottsdale Funds	1,674,465
12,560	Vanguard Small-Cap Growth ETF	1,292,927
25,577	Vanguard Small-Cap Value ETF	2,142,330
58,482	Vanguard Total Bond Market ETF	4,730,024

Total Exchange Traded Funds — 96.6%
(Cost $37,788,707)		41,306,834

SHORT-TERM INVESTMENTS (c) — 27.9%
1,429,269	Northern Trust Institutional Government Select Portfolio, 0.01%	1,429,269
10,534,655	Northern Trust Institutional Liquid Asset Portfolio, 0.01%(b)	10,534,655

Total Short-Term Investments — 27.9%
(Cost $11,963,924)		11,963,924

Total Investments — 124.5%
(Cost $49,752,631)		53,270,758

Other Assets & Liabilities, Net — (24.5)%		(10,487,974)

NET ASSETS — 100.0%		$42,782,784

See Notes to Financial Statements.

11

Wilshire Variable Insurance Trust Schedules of Investments - (Continued) June 30, 2013 (Unaudited)

	2035 ETF Fund
Shares		Value
EXCHANGE TRADED FUNDS — 97.7%
34,821	iShares Barclays TIPS Bond Fund	$3,900,300
39,260	Market Vectors Emerging Markets Local Currency Bond ETF	952,448
24,640	SPDR Barclays Capital High Yield Bond ETF	973,034
16,826	SPDR Barclays Capital International Treasury Bond ETF	946,967
264,860	Vanguard Europe Pacific ETF	9,431,664
49,599	Vanguard FTSE Emerging Markets ETF(a)	1,923,449
18,320	Vanguard Global ex-U.S. Real Estate ETF	977,922
14,104	Vanguard REIT ETF	969,227
230,910	Vanguard S&P 500 ETF(a)	16,948,794
29,100	Vanguard Scottsdale Funds	2,418,210
14,309	Vanguard Small-Cap Growth ETF	1,472,968
23,511	Vanguard Small-Cap Value ETF(a)	1,969,281
60,544	Vanguard Total Bond Market ETF	4,896,799

Total Exchange Traded Funds — 97.7%
(Cost $43,962,711)		47,781,063

SHORT-TERM INVESTMENTS (c) — 28.0%
1,024,488	Northern Trust Institutional Government Select Portfolio, 0.01%	1,024,488
12,651,303	Northern Trust Institutional Liquid Asset Portfolio, 0.01%(b)	12,651,303

Total Short-Term Investments — 28.0%
(Cost $13,675,791)		13,675,791

Total Investments — 125.7%
(Cost $57,638,502)		61,456,854

Other Assets & Liabilities, Net — (25.7)%		(12,567,368)

NET ASSETS — 100.0%		$48,889,486

As of June 30, 2013, each of the Fund’s investments is considered Level 1. During the six months ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

(a)
This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan for 2015 ETF, 2025 ETF and 2035 ETF was, $6,135,251, $10,256,853 and $12,323,835 respectively.

(b)
This security was purchased with cash collateral held from securities on loan. The total value of such securities for 2015 ETF, 2025 ETF and 2035 ETF 2012 were $6,296,912, $10,534,655 and $12,651,303, respectively.

(c)	Rate shown is the 7-day effective yield as of June 30, 2013.

ETF — Exchange-Traded Fund
FTSE — Financial Times and the London Stock Exchange
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
TIPS — Treasury Inflationary Protection Securities

See Notes to Financial Statements.

12

Wilshire Variable Insurance Trust Statements of Assets and Liabilities June 30, 2013 (Unaudited)

	2015 ETF FUND		2025 ETF FUND		2035 ETF FUND
ASSETS:
Investments in securities, at value (Note 2)	$38,900,377	*	$53,270,758	*	$61,456,854	*
Dividends and interest receivable	6,769		4,422		6,384
Receivable for Fund shares sold	26,425		91,424		129,214
Prepaid expenses	595		733		1,747
Total assets	38,934,166		53,367,337		61,594,199

LIABILITIES:
Payable upon return on securities loaned	6,296,912		10,534,655		12,651,303
Payable for Fund shares redeemed	119,935		13,781		13,626
Distribution fees payable (Note 4)	6,842		8,799		9,940
Investment advisory fees payable (Note 3)	3,529		4,957		5,697
Administration fees payable	1,898		2,474		2,810
Trustees' fees payable	862		1,120		1,257
Chief Compliance Officer expenses payable	160		206		230
Other accrued expenses	15,915		18,561		19,850
Total liabilities	6,446,053		10,584,553		12,704,713

NET ASSETS	$32,488,113		$42,782,784		$48,889,486

NET ASSETS consist of:
Paid-in capital	$28,699,196		$38,178,374		$43,637,449
Undistributed net investment income	837,645		1,059,141		1,253,992
Accumulated net realized gain on investments	349,002		27,142		179,693
Net unrealized appreciation of investments	2,602,270		3,518,127		3,818,352

NET ASSETS	$32,488,113		$42,782,784		$48,889,486

SHARES OUTSTANDING:
(Unlimited shares authorized)	2,803,534		3,895,328		4,628,671

NET ASSET VALUE:
(Offering and redemption price per share)	$11.59		$10.98		$10.56

Investments, at cost (Note 2)	$30,001,195		$39,217,976		$44,987,199
Cash collateral for securities on loan, at cost	6,296,912		10,534,655		12,651,303

* Includes Market Value of Securities on Loan	$6,135,251		$10,256,853		$12,323,835

See Notes to Financial Statements.

13

Wilshire Variable Insurance Trust Statements of Operations For the Six Months Ended June 30, 2013 (Unaudited)

	2015 ETF FUND	2025 ETF FUND	2035 ETF FUND
INVESTMENT INCOME:
Dividend income	$337,334	$442,061	$548,377
Interest income	29	69	70
Income from Security Lending	3,652	5,644	10,338
Total income	341,015	447,774	558,785

EXPENSES:
Investment advisory fees (Note 3)	39,796	51,739	58,159
Distribution fees (Note 4)	39,790	51,734	58,158
Administration fees (Note 3)	11,143	14,487	16,285
Trustees' fees and expenses (Note 3)	2,877	3,720	4,157
Chief Compliance Officer expenses	83	110	123
Professional fees	8,955	10,171	10,799
Printing fees	3,125	4,207	4,771
Custodian fees	5,720	6,690	7,081
Transfer agent fees	2,137	2,686	2,967
Other	2,320	2,979	2,376
Total expenses	115,946	148,523	164,876
Fees waived by Adviser (Note 3)	(20,179)	(24,054)	(24,953)
Net expenses	95,767	124,469	139,923

Net investment income	245,248	323,305	418,862

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Notes 2 and 5):
Net realized gains from:
Sales of investments	68,021	69,923	76,916

Net change in unrealized appreciation on investments	152,532	651,297	1,231,640

Net realized and unrealized gain on investments	220,553	721,220	1,308,556

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$465,801	$1,044,525	$1,727,418

See Notes to Financial Statements.

14

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Six Months Ended June 30, 2013 (Unaudited)

	2015 ETF FUND	2025 ETF FUND	2035 ETF FUND
OPERATIONS:
Net investment income	$245,248	$323,305	$418,862
Net realized gain from sales of investments	68,021	69,923	76,916
Net change in unrealized appreciation on investments	152,532	651,297	1,231,640
Net increase in net assets resulting from operations	465,801	1,044,525	1,727,418

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—
Net realized capital gains	—	—	—
Total distributions to shareholders	—	—	—

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold	3,800,700	4,582,290	5,441,432
Shares issued as reinvestment of distributions	—	—	—
Shares redeemed	(2,069,636)	(1,481,898)	(1,028,899)

Net increase in net assets from capital stock transactions	1,731,064	3,100,392	4,412,533

Net increase in net assets	2,196,865	4,144,917	6,139,951

NET ASSETS:
Beginning of period	30,291,248	38,637,867	42,749,535
End of period	$32,488,113	$42,782,784	$48,889,486

Undistributed net investment income at end of period	$837,645	$1,059,141	$1,253,992

CAPITAL SHARE TRANSACTIONS:
Shares sold	319,800	411,986	511,549
Shares issued as reinvestment of distributions	—	—	—
Shares redeemed	(176,080)	(133,176)	(96,506)

Net increase in shares outstanding	143,720	278,810	415,043

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

15

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Year Ended December 31, 2012

	2015 ETF FUND	2025 ETF FUND	2035 ETF FUND
OPERATIONS:
Net investment income	$579,921	$721,231	$818,390
Net realized gain (loss) from sales of investments	295,898	(25,068)	119,580
Net change in unrealized appreciation on investments	2,384,091	3,341,573	3,872,862
Net increase in net assets resulting from operations	3,259,910	4,037,736	4,810,832

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(664,131)	(680,877)	(679,998)
Net realized capital gains	(42,071)	(634,525)	(1,204,396)
Total distributions to shareholders	(706,202)	(1,315,402)	(1,884,394)

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold	4,242,246	7,921,962	9,108,007
Shares issued as reinvestment of distributions	706,201	1,315,400	1,884,391
Shares redeemed	(2,793,052)	(2,863,747)	(2,129,290)

Net increase in net assets from capital stock transactions	2,155,395	6,373,615	8,863,108

Net increase in net assets	4,709,103	9,095,949	11,789,546

NET ASSETS:
Beginning of year	25,582,145	29,541,918	30,959,989
End of year	$30,291,248	$38,637,867	$42,749,535

Undistributed net investment income at end of year	$592,397	$735,836	$835,130

CAPITAL SHARE TRANSACTIONS:
Shares sold	381,155	753,628	913,020
Shares issued as reinvestment of distributions	62,418	123,210	185,923
Shares redeemed	(250,405)	(271,028)	(211,523)

Net increase in shares outstanding	193,168	605,810	887,420

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

16

Wilshire Variable Insurance Trust 2015 ETF Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009		Year Ended December 31, 2008
Net asset value, beginning of period	$11.39		$10.37	$10.37	$9.37	$8.02		$10.94

Income from investment operations:
Net investment income1	0.09		0.24	0.27	0.16	0.08		0.44
Net realized and unrealized gain/(loss) on investments	0.11		1.06	(0.11)	0.91	1.56		(3.09)
Total from investment operations	0.20		1.30	0.16	1.07	1.64		(2.65)

Less distributions:
From net investment income	0.00		(0.26)	(0.16)	(0.07)	(0.28)		(0.16)
From capital gains	0.00		(0.02)	0.00	0.00	(0.01)		(0.11)
Total distributions	0.00		(0.28)	(0.16)	(0.07)	(0.29)		(0.27)

Net asset value, end of period	$11.59		$11.39	$10.37	$10.37	$9.37		$8.02

Total return2	1.76	%4	12.48%	1.56%	11.41%	20.49%		(24.18)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$32,488		$30,291	$25,582	$25,559	$21,489		$14,674
Operating expenses including reimbursement/waiver/recoupment†	0.60	%5	0.60%	0.60%	0.60%	0.59	%3	0.50%
Operating expenses excluding reimbursement/waiver/recoupment†	0.73	%5	0.71%	0.71%	0.68%	0.62%		1.05%
Net investment income†	1.54	%5	2.06%	2.55%	1.70%	0.97%		4.54%
Portfolio turnover rate	1	%4	11%	70%	37%	107%		32%

†	These ratios do not include expenses from the affiliated funds held prior to October 8, 2009, or ETFs.

1
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3
On October 1, 2009, the Fund began accruing expenses under a 12b-1 plan which caused expenses to exceed the expense cap of 0.60%, resulting in expenses which were waived. Prior to October 1, 2009, the Fund ran at or below its expense cap of 0.60%.

4	Not Annualized.

5	Annualized.

See Notes to Financial Statements.

17

Wilshire Variable Insurance Trust 2025 ETF Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009		Year Ended December 31, 2008
Net asset value, beginning of period	$10.68		$9.81	$9.90	$8.91	$7.54		$11.00

Income from investment operations:
Net investment income1	0.09		0.23	0.25	0.16	0.09		0.23
Net realized and unrealized gain/(loss) on investments	0.21		1.01	(0.22)	0.89	1.46		(3.33)
Total from investment operations	0.30		1.24	0.03	1.05	1.55		(3.10)

Less distributions:
From net investment income	0.00		(0.19)	(0.12)	(0.06)	(0.17)		(0.20)
From capital gains	0.00		(0.18)	0.00	0.00	(0.01)		(0.16)
Total distributions	0.00		(0.37)	(0.12)	(0.06)	(0.18)		(0.36)

Net asset value, end of period	$10.98		$10.68	$9.81	$9.90	$8.91		$7.54

Total return2	2.81	%4	12.73%	0.26%	11.77%	20.60%		(28.11)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$42,783		$38,638	$29,542	$24,587	$16,665		$9,679
Operating expenses including reimbursement/waiver/recoupment†	0.60	%5	0.60%	0.60%	0.60%	0.59	%3	0.50%
Operating expenses excluding reimbursement/waiver/recoupment†	0.72	%5	0.71%	0.72%	0.70%	0.65%		1.13%
Net investment income†	1.56	%5	2.09%	2.48%	1.73%	1.13%		2.46%
Portfolio turnover rate	1	%4	6%	66%	32%	100%		24%

†	These ratios do not include expenses from the affiliated funds held prior to October 8, 2009, or ETFs.

1
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3
On October 1, 2009, the Fund began accruing expenses under a 12b-1 plan which caused expenses to exceed the expense cap of 0.60%, resulting in expenses which were waived. Prior to October 1, 2009, the Fund ran at or below its expense cap of 0.60%.

4	Not Annualized.

5	Annualized.

See Notes to Financial Statements.

18

Wilshire Variable Insurance Trust 2035 ETF Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net asset value, beginning of period	$10.15		$9.31	$9.57	$8.55	$7.14	$11.04

Income from investment operations:
Net investment income1	0.10		0.23	0.23	0.14	0.09	0.24
Net realized and unrealized gain/(loss) on investments	0.31		1.07	(0.39)	0.93	1.41	(3.89)
Total from investment operations	0.41		1.30	(0.16)	1.07	1.50	(3.65)

Less distributions:
From net investment income	0.00		(0.16)	(0.10)	(0.05)	(0.08)	(0.13)
From capital gains	0.00		(0.30)	0.00	0.00	(0.01)	(0.12)
Total distributions	0.00		(0.46)	(0.10)	(0.05)	(0.09)	(0.25)

Net asset value, end of period	$10.56		$10.15	$9.31	$9.57	$8.55	$7.14

Total return2	4.04	%3	14.09%	(1.68)%	12.52%	21.03%	(33.00)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$48,889		$42,750	$30,960	$25,019	$16,378	$7,923
Operating expenses including reimbursement/waiver/recoupment†	0.60	%4	0.60%	0.60%	0.60%	0.60%	0.50%
Operating expenses excluding reimbursement/waiver/recoupment†	0.71	%4	0.71%	0.72%	0.70%	0.69%	1.64%
Net investment income†	1.80	%4	2.20%	2.41%	1.64%	1.12%	2.65%
Portfolio turnover rate	0	%3	6%	74%	35%	96%	18%

†	These ratios do not include expenses from the affiliated funds held prior to October 8, 2009, or ETFs.

1
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3	Not Annualized.

4	Annualized.

See Notes to Financial Statements.

19

Wilshire Variable Insurance Trust Notes to Financial Statements June 30, 2013 (Unaudited)

1.	Organization.

The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (“1940 Act”), which offers units of beneficial interest (shares) in 9 separate investment portfolios. The portfolios presented in these financial statements are: 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund (collectively the “Funds”, each a “Fund” of the Trust). The Funds operate under a fund of funds structure and at this time invest substantially all of their assets in unaffiliated exchange-traded funds (“ETF” or “ETFs”), which primarily invest in equity and fixed income securities, according to an asset allocation strategy designed for investors planning to retire in certain target years. The financial statements for the other Funds of the Trust managed by Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) are included in a separate annual report. Shares may be purchased by insurance company separate accounts for certain variable insurance contracts and by plan sponsors of qualified retirement plans.

Funds’ Investment Objectives:

High total return until each respective Fund’s target retirement date. Thereafter, high current income and, as a secondary objective, capital appreciation. Each Fund is designed to provide a mix of assets with a risk/return profile that is appropriate for the participant’s age in connection with his/her anticipated target retirement date. The risk/return profile of the Funds will adjust with time and become more conservative.

2.	Significant Accounting Policies.

Use of estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates and these differences could be material.

Security valuation — A Fund’s investment in an ETF is valued at the ETF’s net asset value or is valued at market price, depending upon whether a Fund purchased the ETF directly from the ETF in “creation units” or on an exchange, as applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended June 30, 2013, there have been no significant changes to the Funds’ fair value methodologies and there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2013, there were no Level 3 securities held by the Funds.

Fair value measurement classifications are summarized in the Funds’ Schedules of Investments.

20

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

Security transactions and investment income — Security transactions are recorded on a trade date basis. Dividend income and realized gain distributions from the ETFs are recorded on the ex-dividend date. Interest income accrues daily. Securities gains and losses are determined on the basis of identified cost.

Expense policy — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all funds of the Trust in relation to the net assets of each fund or another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds, Inc. are allocated across the Trust and the Wilshire Mutual Funds, Inc. based upon relative net assets or another reasonable basis.

Distributions to shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Funds’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible federal excise tax.

3.	Investment Advisory Fee and Other Transactions With Affiliates.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds’ investment programs.

Pursuant to the Advisory Agreement (the “Agreement”) between the Funds and Wilshire, Wilshire charges annual management fees of 0.25% of average daily net assets of the 2015 ETF Fund, 2025 ETF Fund and the 2035 ETF Fund. Wilshire has entered into a contractual expense limitation agreement (the “Expense Limitation Agreement”) with the Funds to waive a portion of its management fee and/or reimburse expenses to limit annual operating expenses to 0.60% (exclusive of ETF fees and expenses) of average daily net assets for each of the Funds. This agreement to limit expenses continues through at least April 30, 2014. Wilshire may recoup the amount of any management fee waived or expense reimbursed within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for each Fund. At June 30, 2013, the amounts of waivers subject to recoupment for the 2015 ETF Fund, 2025 ETF Fund and the 2035 ETF Fund were $18,679, $19,587 and $20,245, respectively, expiring in 2013; $29,870, $33,265 and $34,342, respectively, expiring in 2014; $30,654, $36,557, and $39,348, respectively, expiring in 2015; and $20,179, $24,054, and $24,953, respectively, expiring in 2016. The Adviser cannot recapture any expenses or fees it waived or reimbursed prior to August 21, 2009 under the prior Expense Limitation Agreement.

For the six months ended June 30, 2013, the Adviser waived expenses in the amounts listed below.

Fund	Fees Waived
2015 ETF Fund	$20,179
2025 ETF Fund	24,054
2035 ETF Fund	24,953

Because the ETFs have varied fee and expense levels and the Funds may own different proportions of the ETFs at different times, the amount of fees and expenses incurred indirectly by a Fund will vary.

SEI Investments Global Funds Services (“SEI”) serves as the Trust’s administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. DST Systems, Inc. serves as the Trust’s transfer agent and dividend disbursing agent. The Northern Trust Company (“Northern Trust”) serves as the Trust’s custodian. SEI Investments Distribution Co. serves as the Trust’s distributor.

Officers’ and Trustees’ expenses — The officers of the Trust are affiliated with and receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers. The Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $18,000, an annual additional Board chairperson retainer of $12,000, a Board in-person meeting fee of $2,000, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chairperson retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

21

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

4.	Distribution and Shareholder Services Plan.

The Funds have adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of up to 0.25% of each Fund’s average net assets payable to SEI Investments Distribution Co. (the “Distributor”) to reimburse the Distributor for distribution and shareholder services provided to shareholders.

5.	Security Transactions.

For the six months ended June 30, 2013, the aggregate cost of purchases and proceeds from sales of investments, were as follows:

Fund	Purchases	Proceeds from Sales
2015 ETF Fund	$2,065,443	$293,896
2025 ETF Fund	2,935,935	216,590
2035 ETF Fund	4,625,648	218,880

6.	Securities Lending.

The Funds may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Fund may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Trust and acting as a “placing broker.” A Fund receives compensation for lending securities in the form of fees. A Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Trust’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the collateral and securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be remarked daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Northern Trust, the Funds’ custodian, acts as the securities lending agent for the Funds. The value of the securities on loan and the value of the related collateral at June 30, 2013 are shown on the Statement of Assets and Liabilities. The Northern Trust Institutional Liquid Asset Portfolio was purchased with proceeds from collateral received from securities on loan. At June 30, 2013, $6,296,912, $10,534,655 and $12,651,303 of this cash equivalent represents the collateral received for securities on loan in the 2015 ETF, 2025 ETF Fund and the 2035 ETF Fund, respectively.

7.	Significant Shareholder Activity.

On June 30, 2013, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

Fund
2015 ETF Fund (1 omnibus shareholder)	93.00%
2025 ETF Fund (1 omnibus shareholder)	98.00%
2035 ETF Fund (1 omnibus shareholder)	99.00%

22

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

8.	Tax Information.

No provision for federal income taxes is required because each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The federal tax cost, unrealized appreciation and depreciation at June 30, 2013 for each Fund is as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
2015 ETF Fund	$36,298,107	$3,374,347	$(772,077)	$2,602,270
2025 ETF Fund	49,752,631	4,414,787	(896,660)	3,518,127
2035 ETF Fund	57,638,502	4,899,700	(1,081,348)	3,818,352

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales on all Funds.

The tax character of distributions declared for the years ended December 31, 2012 and December 31, 2011, respectively were as follows:

Fund	2012 Ordinary Income	2012 Capital Gains	2011 Ordinary Income	2011 Capital Gains
2015 ETF Fund	$664,131	$42,071	$393,131	$—
2025 ETF Fund	680,877	634,525	345,452	—
2035 ETF Fund	679,998	1,204,396	326,042	—

At December 31, 2012, the components of distributable earnings on a tax basis were as follows:

	2015 ETF Fund	2025 ETF Fund	2035 ETF Fund
Undistributed ordinary income	$612,861	$735,835	$835,132
Accumulated capital gain	261,325	—	102,782
Capital loss carryforwards	—	(39,726)	—
Unrealized appreciation	2,448,933	2,863,770	2,586,712
Other temporary differences	(3)	6	(7)
Total distributable earnings	$3,323,116	$3,559,885	$3,524,619

23

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under those new provisions are as follows:

	Short-Term Losses	Long-Term Losses	Total
2025 ETF Fund	$2,623	$37,103	$39,726

9.	Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

10.	Credit Risk.

Certain securities in which an ETF may invest are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the ETFs concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. An ETF’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

11.	New Accounting Pronouncement.

In June 2013, the Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services - Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Funds’ financial statements.

13.	Subsequent Event Evaluation.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

24

Wilshire Variable Insurance Trust Additional Fund Information

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Contract Owners may revoke their consent to householding at any time by calling 1-800-999-1030. Upon receipt of a Contract Owner’s revocation, the Trust will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

25

Wilshire Variable Insurance Trust Privacy Statement

At Wilshire Variable Insurance Trust, we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

Information We Collect

We collect and retain nonpublic personal information about you that may include:

Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server cannot find out a user’s name or email address, or anything about the user’s computer using cookies.

Information We May Share

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

Companies that provide services for us to help market our products to you; and

Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

Confidentiality And Security

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our web site.

Applicability

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

The Wilshire Variable Insurance Trust values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 888-200-6796 if you have any questions concerning our policy.

Wilshire Variable Insurance Trust

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

WIL-SA-003-0600

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed such procedures in the definitive prospectus/proxy statement on Form N-14 filed with the SEC on December 3, 2008.

Item 11.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date: September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date: September 4, 2013

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer
(principal financial officer)

Date: September 4, 2013

*	Print the name and title of each signing officer under his or her signature.